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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:      (804) 484-1401

Date of fiscal year end:         October 31, 2010

Date of reporting period:       April 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2010
(Unaudited)

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

June 15, 2010

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the period ended April 30, 2010. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I’d like to thank you for your investment.

During the period, several notable changes took place with the above-mentioned Funds. For one, given its significant asset growth, the TFS Market Neutral Fund filed a prospectus supplement in January to implement a “hard close” and cease its public offering of shares with certain limited exceptions. The intent of the hard close is to greatly limit the growth of the Fund. TFS believes that this action will assist the management team in its effort to maintain the Fund’s high standard of performance.

In addition, the TFS Small Cap Fund implemented a shareholder approved change in the fee arrangement with TFS Capital. More specifically, beginning March 1, 2010, the Fund changed the performance-based fee schedule to a fixed-rate fee schedule.1 While TFS Capital remains a strong supporter of performance-based compensation, this change was implemented based on investor feedback in an effort to facilitate Fund growth.

We would like to emphasize that, although TFSMX implemented a hard close, this action does not mean that TFS Capital intends to reduce its investment in strategy research and development. Rather, we continue to invest heavily in ongoing research as evidenced by our 2009 expenditures in this area which exceeded any prior year. Moreover, we continue to aggressively seek talented individuals to augment the trading and research teams.

It is notable that the TFS Small Cap Fund, along with the private investment funds managed by TFS Capital, will remain open to existing and new investors. These products provide investors with an opportunity to gain exposure to the management team at TFS Capital.

Below are performance highlights for the Funds.

TFS Market Neutral Fund (ticker: TFSMX)

Average annual total returns for periods ended 4/30/2010 and since inception.

	1 year return	3 year return	5 year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	14.94%	5.32%	10.66%	9.52%
S&P 500 Index	38.84%	-5.05%	2.63%	3.10%

TFSMX’s performance compares favorably to the overall U.S. equity market as measured by the S&P 500 Index. From inception through April 30, 2010, TFSMX generated a 9.52% average annual return and had an annualized standard deviation of 8.67%, whereas the S&P 500 Index generated a 3.10% average annual return and had an annualized standard deviation of 23.02%. Therefore, from inception through April 30, 2010, TFSMX produced an average annual return that was 6.42 percentage points above that of the S&P 500 Index while subjecting investors to only 37.7% of the volatility.

The strategies used in managing TFSMX have resulted in the Fund having a low correlation to other asset classes. According to Modern Portfolio Theory, investors may benefit by combining non-correlated investments. For your reference, below are the Fund’s correlations to several other asset classes.

Index	Correlation Since Inception
S&P 500 Index	0.52
Russell 2000® Index	0.49
MSCI EAFE Index	0.47
Barclays Capital U.S. Agg. Bond Index	-0.08
Wilshire REIT ETF Index	0.36
Dow Jones Commodity Futures	0.43

TFS Small Cap Fund (ticker: TFSSX)

Average annual total returns for periods ended 4/30/2010 and since inception.

	1 year return	3 year return	Since Inception (3/7/2006)
TFS Small Cap Fund	63.66%	5.56%	9.02%
Russell 2000® Index	48.95%	-2.79%	1.23%

As evidenced by the return figures above, TFSSX has continued to achieve its objective of outperforming the Russell 2000® Index. In fact, the Fund now has over a 4-year track record and has achieved an average annual return that is 7.79 percentage points higher than that of the Russell 2000® Index. On a cumulative basis, TFSSX generated a 43.08% total return compared to 5.20% total return for the Russell 2000® Index. At the end of April 2010, the trailing 3-year return placed TFSSX in the top 1% of the Lipper “Small Cap Core” category and in the top 2% of the Morningstar “Small Cap Blend” category.2

Despite the Funds’ excellent performance, we do not recommend allocating a high percentage of one’s assets to either Fund given the risks inherent in the Funds. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions about the Funds or TFS Capital, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds charge a 2% redemption penalty on shares invested for less than 90 days. If shares are redeemed within the 90 day period, investment returns would be reduced from those shown above. Fee waivers and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such waivers and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors.

1
More information on the current fee schedule can be found in the Fund’s Prospectus. It is notable that for the period from March 1, 2010 to March 1, 2011, TFS Capital will continue to be subject to downward fee adjustments based on performance. The maximum fee that can be charged during this period is 1.25% of the Fund’s average daily net assets.

2
TFSSX was ranked #9 out of 646 in the Lipper “Small Cap Core” category and #8 out of 555 in the Morningstar “Small Blend” category using its 3-year return. TFSSX was ranked #33 out of 755 in the Lipper “Small Cap Core” category and #46 out of 638 in the Morningstar “Small Cap Blend” category using its 1-year return.

Ranking information provided by Lipper and Morningstar for the periods ended April 30, 2010. TFSSX was assigned by Lipper to the Small-Cap Core category and by Morningstar to the Small Blend category. The Fund is ranked based on total return and is ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York and Morningstar, Inc. of Chicago. Lipper Inc. and Morningstar Inc. are nationally recognized organizations that rank the performance of mutual funds.

TFS MARKET NEUTRAL FUND PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

TFS Market Neutral Fund vs S&P 500 Index
Net Sector Exposure*

*
The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

Top 10 Long Equity Positions		Top 10 Short Equity Positions
Security Description	% of Net Assets	Security Description	% of Net Assets
Brocade Communications Systems, Inc.	0.62%	Realty Income Corporation	0.47%
Hecla Mining Company	0.60%	MBIA, Inc.	0.37%
Quiksilver, Inc.	0.59%	Jos. A. Bank Clothiers, Inc.	0.36%
MetroPCS Communications, Inc.	0.58%	USG Corporation	0.36%
ON Semiconductor Corporation	0.58%	MDC Holdings, Inc.	0.36%
Cinemark Holdings, Inc.	0.55%	Hovnanian Enterprises, Inc. - Class A	0.35%
Del Monte Foods Company	0.54%	hhgregg, Inc.	0.35%
Domtar Corporation	0.54%	Park National Corporation	0.35%
Vishay Intertechnology, Inc.	0.53%	Vail Resorts, Inc.	0.34%
Continental Airlines, Inc. - Class B	0.52%	NutriSystem, Inc.	0.34%

TFS SMALL CAP FUND PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

TFS Small Cap Fund
Sector Allocation (% of Net Assets)

Top 10 Equity Holdings
Security Description	% of Net Assets
Quiksilver, Inc.	0.48%
Movado Group, Inc.	0.48%
Overstock.com, Inc.	0.48%
Semtech Corporation	0.47%
Popular, Inc.	0.46%
Chimera Investment Corporation	0.45%
Hersha Hospitality Trust	0.45%
Lattice Semiconductor Corporation	0.44%
Richardson Electronics Ltd.	0.42%
Lawson Software, Inc.	0.41%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)

COMMON STOCKS — 91.7%	Shares	Value
Consumer Discretionary — 13.9%
Auto Components — 1.5%
Goodyear Tire & Rubber Company (The) (a) (b)	346,165	$4,648,996
Tenneco, Inc. (a) (b)	137,033	3,531,340
Other Auto Components (c)		8,040,758
		16,221,094
Automobiles — 0.1%
Other Automobiles (c)		796,333

Distributors — 0.0%
Other Distributors (c)		446,472

Diversified Consumer Services — 0.8%
Other Diversified Consumer Services (c)		8,430,306

Hotels, Restaurants & Leisure — 1.5%
Other Hotels, Restaurants & Leisure (c)		15,905,753

Household Durables — 1.2%
Jarden Corporation (b)	174,697	5,611,268
Other Household Durables (c)		7,275,688
		12,886,956
Internet & Catalog Retail — 0.5%
Other Internet & Catalog Retail (c)		5,062,619

Leisure Equipment & Products — 0.3%
Other Leisure Equipment & Products (c)		3,564,031

Media — 1.6%
Cinemark Holdings, Inc. (b)	328,244	5,993,735
Other Media (c)		11,419,740
		17,413,475
Multi-Line Retail — 0.7%
Other Multi-Line Retail (c)		7,385,309

Specialty Retail — 2.8%
Other Specialty Retail (c)		30,600,443

Textiles, Apparel & Luxury Goods — 2.9%
Jones Apparel Group, Inc.	247,792	5,391,954
Quiksilver, Inc. (a) (b)	1,199,086	6,391,128
Warnaco Group, Inc. (The) (a) (b)	102,300	4,894,032
Other Textiles, Apparel & Luxury Goods (c)		14,516,906
		31,194,020
Consumer Staples — 3.1%
Beverages — 0.0%
Other Beverages (c)		442,067

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.7% (Continued)	Shares	Value
Consumer Staples — 3.1% (Continued)
Food & Staples Retailing — 0.1%
Other Food & Staples Retailing (c)		$1,466,321

Food Products — 1.8%
Corn Products International, Inc. (b)	130,305	4,690,980
Del Monte Foods Company (b)	390,165	5,829,065
Origin Agritech Ltd. (a)	406,444	3,560,449
Other Food Products (c)		5,066,906
		19,147,400
Household Products — 0.1%
Other Household Products (c)		1,473,569

Personal Products — 0.9%
NBTY, Inc. (a) (b)	85,700	3,486,276
Other Personal Products (c)		5,773,599
		9,259,875
Tobacco — 0.2%
Other Tobacco (c)		2,240,509

Energy — 6.9%
Energy Equipment & Services — 2.2%
Other Energy Equipment & Services (c)		23,736,439

Oil, Gas & Consumable Fuels — 4.7%
Petroleum Development Corporation (a) (b)	211,425	4,949,459
USEC, Inc. (a) (b)	716,256	4,297,536
Other Oil, Gas & Consumable Fuels (c)		41,880,769
		51,127,764
Financials — 15.0%
Capital Markets — 3.1%
Apollo Investment Corporation (b)	312,605	3,801,277
E*TRADE Financial Corporation (a)	2,672,830	4,490,354
Other Capital Markets (c)		25,059,810
		33,351,441
Commercial Banks — 2.2%
Popular, Inc. (a)	1,387,334	5,466,096
Other Commercial Banks (c)		18,790,694
		24,256,790
Consumer Finance — 1.2%
Nelnet, Inc. - Class A (b)	173,672	3,466,493
Other Consumer Finance (c)		9,819,147
		13,285,640
Diversified Financial Services — 0.6%
Other Diversified Financial Services (c)		6,906,091

Insurance — 3.5%
Unitrin, Inc. (b)	119,506	3,495,551
Other Insurance (c)		34,539,428
		38,034,979

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.7% (Continued)	Shares	Value
Financials — 15.0% (Continued)
Real Estate Investment Trusts — 2.8%
Chimera Investment Corporation (b)	1,083,260	$4,408,868
Other Real Estate Investment Trusts (c)		25,349,141
		29,758,009
Real Estate Management & Development — 0.1%
Other Real Estate Management & Development (c)		575,149

Thrifts & Mortgage Finance — 1.5%
Federal National Mortgage Association (a)	3,908,900	4,768,858
Radian Group, Inc. (b)	285,200	4,046,988
Other Thrifts & Mortgage Finance (c)		7,217,899
		16,033,745
Health Care — 11.0%
Biotechnology — 2.6%
Incyte Corporation (a) (b)	293,165	3,934,274
Other Biotechnology (c)		23,747,978
		27,682,252
Health Care Equipment & Supplies — 2.3%
STERIS Corporation (b)	121,302	4,036,931
Other Health Care Equipment & Supplies (c)		20,960,793
		24,997,724
Health Care Providers & Services — 3.5%
Health Net, Inc. (a) (b)	159,017	3,501,554
Other Health Care Providers & Services (c)		34,308,069
		37,809,623
Health Care Technology — 0.3%
Other Health Care Technology (c)		3,626,085

Life Sciences Tools & Services — 1.1%
Bruker Corporation (a) (b)	298,028	4,556,848
Other Life Sciences Tools & Services (c)		7,111,717
		11,668,565
Pharmaceuticals — 1.2%
Nektar Therapeutics (a) (b)	299,622	4,182,723
ViroPharma, Inc. (a) (b)	311,487	3,962,115
Other Pharmaceuticals (c)		4,667,368
		12,812,206
Industrials — 13.6%
Aerospace & Defense — 1.9%
Esterline Technologies Corporation (a) (b)	97,198	5,421,704
Other Aerospace & Defense (c)		15,062,003
		20,483,707
Air Freight & Logistics — 0.6%
Other Air Freight & Logistics (c)		6,805,143

Airlines — 2.1%
Continental Airlines, Inc. - Class B (a) (b)	252,731	5,648,538

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.7% (Continued)	Shares	Value
Industrials — 13.6% (Continued)
Airlines — 2.1% (Continued)
JetBlue Airways Corporation (a) (b)	626,731	$3,503,426
Other Airlines (c)		13,249,136
		22,401,100
Building Products — 0.3%
Other Building Products (c)		2,770,958

Commercial Services & Supplies — 1.7%
Other Commercial Services & Supplies (c)		18,352,873

Construction & Engineering — 0.4%
Other Construction & Engineering (c)		4,285,497

Electrical Equipment — 1.0%
Regal-Beloit Corporation (b)	67,386	4,263,512
Other Electrical Equipment (c)		6,555,621
		10,819,133
Industrial Conglomerates — 0.0%
Other Industrial Conglomerates (c)		121,403

Machinery — 2.6%
Other Machinery (c)		28,388,068

Marine — 0.5%
Other Marine (c)		5,564,273

Professional Services — 0.7%
Other Professional Services (c)		7,398,285

Road & Rail — 1.0%
Avis Budget Group, Inc. (a) (b)	243,021	3,674,477
YRC Worldwide, Inc. (a)	6,722,520	3,742,427
Other Road & Rail (c)		2,911,269
		10,328,173
Trading Companies & Distributors — 0.8%
Aircastle Ltd. (b)	296,627	3,562,490
Other Trading Companies & Distributors (c)		4,961,814
		8,524,304
Transportation Infrastructure — 0.0%
Other Transportation Infrastructure (c)		425,392

Information Technology — 18.8%
Communications Equipment — 3.0%
Acme Packet, Inc. (a) (b)	212,619	5,557,861
Brocade Communications Systems, Inc. (a) (b)	1,029,703	6,682,772
Riverbed Technology, Inc. (a) (b)	115,295	3,572,992
Other Communications Equipment (c)		16,826,646
		32,640,271

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.7% (Continued)	Shares	Value
Information Technology — 18.8% (Continued)
Computers & Peripherals — 1.4%
Lexmark International, Inc. - Class A (a) (b)	139,140	$5,155,137
Other Computers & Peripherals (c)		9,969,941
		15,125,078
Electronic Equipment, Instruments & Components — 2.1%
Vishay Intertechnology, Inc. (a) (b)	548,256	5,707,345
Other Electronic Equipment, Instruments & Components (c)		17,073,809
		22,781,154
Internet Software & Services — 2.0%
SAVVIS, Inc. (a) (b)	208,468	3,669,037
Other Internet Software & Services (c)		17,708,272
		21,377,309
IT Services — 1.9%
Other IT Services (c)		20,633,749

Semiconductors & Semiconductor Equipment — 5.2%
Fairchild Semiconductor International, Inc. (a)	328,453	3,685,243
Lattice Semiconductor Corporation (a) (b)	830,392	4,376,166
OmniVision Technologies, Inc. (a)	209,511	3,679,013
ON Semiconductor Corporation (a)	785,600	6,237,664
Veeco Instruments, Inc. (a) (b)	94,800	4,170,252
Other Semiconductors & Semiconductor Equipment (c)		34,633,507
		56,781,845
Software — 3.2%
Other Software (c)		34,282,203

Materials — 6.1%
Chemicals — 1.4%
Cytec Industries, Inc. (b)	75,393	3,623,388
Other Chemicals (c)		11,701,636
		15,325,024
Construction Materials — 0.0%
Other Construction Materials (c)		24,149

Containers & Packaging — 1.6%
Other Containers & Packaging (c)		16,832,210

Metals & Mining — 2.1%
Hecla Mining Company (a) (b)	1,083,854	6,470,608
Silvercorp Metals, Inc.	425,796	3,504,301
Other Metals & Mining (c)		12,620,321
		22,595,230
Paper & Forest Products — 1.0%
Domtar Corporation (a) (b)	81,914	5,802,788
Other Paper & Forest Products (c)		4,828,451
		10,631,239

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.7% (Continued)	Shares	Value
Telecommunication Services — 1.4%
Diversified Telecommunication Services — 0.7%
Other Diversified Telecommunication Services (c)		$7,916,378

Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc. (a) (b)	820,063	6,257,081
Other Wireless Telecommunication Services (c)		1,340,053
		7,597,134
Utilities — 1.9%
Electric Utilities — 0.7%
Other Electric Utilities (c)		7,471,294

Gas Utilities — 0.9%
Other Gas Utilities (c)		9,886,956

Independent Power Producers & Energy Traders — 0.2%
Other Independent Power Producers & Energy Traders (c)		1,872,936

Multi-Utilities — 0.1%
Other Multi-Utilities (c)		951,466

Water Utilities — 0.0%
Other Water Utilities (c)		417,322

Total Common Stocks (Cost $893,592,684)		$991,410,310

CLOSED-END FUNDS — 5.3%	Shares	Value
Other Closed-End Funds (Cost $56,657,421) (c)		$56,909,253

RIGHTS — 0.0%	Shares	Value
Other Rights (Cost $0) (c)		$10,472

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 3.6%	Shares	Value
UMB Money Market Fiduciary, 0.03% (d) (Cost $39,145,540)	39,145,540	$39,145,540

Total Investments at Value — 100.6% (Cost $989,395,645)		$1,087,475,575

Liabilities in Excess of Other Assets — (0.6%)		(6,665,661)

Net Assets — 100.0%		$1,080,809,914

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2010. All or a portion of these issuers have been committed as collateral for open short positions.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT April 30, 2010 (Unaudited)

COMMON STOCKS — 65.9%	Shares	Value
Consumer Discretionary — 13.2%
Auto Components — 0.3%
Amerigon, Inc. (a)	7,429	$72,879
Cooper Tire & Rubber Company	16,700	354,374
Fuel Systems Solutions, Inc. (a)	17,000	534,990
Raser Technologies, Inc. (a)	273,611	220,640
Superior Industries International, Inc.	86,885	1,464,881
Tenneco Automotive, Inc. (a)	34,364	885,560
TRW Automotive Holdings Corporation (a)	2,100	67,641
		3,600,965
Automobiles — 0.3%
Thor Industries, Inc.	10,700	382,097
Winnebago Industries, Inc. (a)	146,227	2,431,755
		2,813,852
Distributors — 0.0%
Audiovox Corporation - Class A (a)	4,449	41,420
Core-Mark Holding Company, Inc. (a)	8,046	245,564
		286,984
Diversified Consumer Services — 1.2%
American Public Education, Inc. (a)	37,257	1,577,834
Bridgepoint Education, Inc. (a)	5,601	144,002
Capella Education Company (a)	17,001	1,540,631
ChinaCast Education Corporation (a)	126,535	851,581
Coinstar, Inc. (a)	8,600	381,496
Corinthian Colleges, Inc. (a)	20,600	321,772
Education Management Corporation (a)	28,603	624,403
Grand Canyon Education, Inc. (a)	27,163	656,801
ITT Educational Services, Inc. (a)	358	36,205
Jackson Hewitt Tax Service, Inc. (a)	16,000	27,040
K12, Inc. (a)	90,666	2,146,064
Matthews International Corporation - Class A	300	10,500
Pre-Paid Legal Services, Inc. (a)	41,182	1,831,363
Princeton Review, Inc. (The) (a)	4,314	13,503
Stewart Enterprises, Inc. - Class A	302,800	2,052,984
Universal Technical Institute, Inc. (a)	2,800	67,088
Weight Watchers International, Inc.	14,600	387,922
		12,671,189
Hotels, Restaurants & Leisure — 2.3%
Ameristar Casinos, Inc.	78,660	1,481,168
Bally Technologies, Inc. (a)	57,540	2,653,745
BJ's Restaurants, Inc. (a)	72,786	1,756,326
Brinker International, Inc.	92,400	1,711,248
Buffalo Wild Wings, Inc. (a)	13,429	555,155
CEC Entertainment, Inc. (a)	97	3,788
Cheesecake Factory, Inc. (The) (a)	17,600	478,192
Churchill Downs, Inc.	6,300	241,479
Cracker Barrel Old Country Store, Inc.	12,070	595,896
DineEquity, Inc. (a)	10,559	434,292
Dover Downs Gaming & Entertainment, Inc.	1,771	6,960

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Consumer Discretionary — 13.2% (Continued)
Hotels, Restaurants & Leisure — 2.3% (Continued)
Gaylord Entertainment Company (a)	12,100	$408,375
Isle of Capri Casinos, Inc. (a)	24,200	263,538
Jack in the Box, Inc. (a)	14,319	336,783
Landry's Restaurants, Inc. (a)	61,296	1,415,325
Life Time Fitness, Inc. (a)	42,641	1,567,483
Morgans Hotel Group Company (a)	21,621	183,130
Multimedia Games, Inc. (a)	21,400	97,798
O'Charley's, Inc. (a)	7,400	70,670
Orient-Express Hotels Ltd. - Class A (a)	64,700	883,155
P.F. Chang's China Bistro, Inc. (a)	75,464	3,293,249
Peet's Coffee & Tea, Inc. (a)	6,897	273,259
Pinnacle Entertainment, Inc. (a)	5,700	77,121
Red Lion Hotels Corporation (a)	8,006	61,166
Red Robin Gourmet Burgers, Inc. (a)	1,700	41,497
Rick's Cabaret International, Inc. (a)	2,146	26,546
Sonic Corporation (a)	61,100	715,481
Texas Roadhouse, Inc. (a)	200	2,956
Universal Travel Group (a)	16,200	147,906
Vail Resorts, Inc. (a)	81,443	3,717,058
WMS Industries, Inc. (a)	30,777	1,539,465
		25,040,210
Household Durables — 1.9%
American Greetings Corporation	30,100	739,256
Beazer Homes USA, Inc. (a)	134,640	884,585
Brookfield Homes Corporation (a)	14,430	161,760
Cavco Industries, Inc. (a)	25,884	1,013,876
Ethan Allen Interiors, Inc.	108,937	2,200,528
Hooker Furniture Corporation	1,353	21,323
Hovnanian Enterprises, Inc. - Class A (a)	535,258	3,805,685
iRobot Corporation (a)	103,928	2,097,267
Jarden Corporation	12,700	407,924
La-Z-Boy, Inc. (a)	16,729	218,146
Lifetime Brands, Inc. (a)	3,400	49,300
M/I Homes, Inc. (a)	25,723	401,279
MDC Holdings, Inc.	100,572	3,851,908
Meritage Homes Corporation (a)	81,176	1,930,365
Ryland Group, Inc. (The)	68,700	1,564,986
Sealy Corporation (a)	203,800	762,212
Skyline Corporation	6,998	163,123
Toll Brothers, Inc. (a)	16,900	381,433
		20,654,956
Internet & Catalog Retail — 0.8%
1-800-FLOWERS.COM, Inc. (a)	34,800	99,528
Bidz.com, Inc. (a)	1,202	2,368
Blue Nile, Inc. (a)	14,996	809,634
drugstore.com, inc. (a)	21,241	77,742
NutriSystem, Inc.	190,596	3,684,220
Orbitz Worldwide, Inc. (a)	7,800	51,402

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Consumer Discretionary — 13.2% (Continued)
Internet & Catalog Retail — 0.8% (Continued)
Overstock.com, Inc. (a)	3,700	$68,450
PetMed Express, Inc.	131,778	2,917,565
Shutterfly, Inc. (a)	19,592	461,000
ValueVision Media, Inc. (a)	12,200	37,576
		8,209,485
Leisure Equipment & Products — 0.7%
Arctic Cat, Inc. (a)	1,400	20,650
Brunswick Corporation	77	1,609
Callaway Golf Company	96,235	903,647
Eastman Kodak Company (a)	109,200	668,304
JAKKS Pacific, Inc. (a)	28,400	434,236
Marine Products Corporation (a)	5,400	38,340
Nautilus, Inc. (a)	39,258	134,262
Polaris Industries, Inc.	290	17,159
Pool Corporation	89,369	2,192,222
Smith & Wesson Holding Corporation (a)	390,239	1,736,563
Sturm Ruger & Company, Inc.	67,781	1,131,265
		7,278,257
Media — 0.9%
Alloy, Inc. (a)	1,500	11,625
Arbitron, Inc.	24,700	761,007
Ascent Media Corporation (a)	2,300	67,896
Belo Corporation	3,800	32,946
China MediaExpress Holdings, Inc. (a)	100	1,304
Clear Channel Outdoor Holdings, Inc. (a)	2,400	27,792
CTC Media, Inc. (a)	107,223	1,810,996
Harte-Hanks, Inc.	10,900	156,960
Lamar Advertising Company - Class A (a)	51,098	1,901,868
Lee Enterprises, Inc. (a)	2,100	7,938
Liberty Global, Inc. - Class A (a)	13,600	372,776
Liberty Media Corporation - Capital - Series A (a)	4,167	184,473
LodgeNet Interactive Corporation (a)	54,283	358,268
Madison Square Garden, Inc. - Class A (a)	1,613	33,470
Martha Stewart Living Omnimedia, Inc. (a)	68,888	460,172
McClatchy Company (The) - Class A (a)	44,600	243,070
Media General, Inc. (a)	43,376	548,706
Morningstar, Inc. (a)	7,350	345,523
Playboy Enterprises, Inc. (a)	200	836
Scholastic Corporation	58,853	1,589,620
Warner Music Group Corporation (a)	148,754	1,018,965
		9,936,211
Multi-Line Retail — 0.2%
99¢ Only Stores (a)	3,100	48,112
Big Lots, Inc. (a)	15,200	580,640
Bon-Ton Stores, Inc. (The) (a)	666	11,402
Dillard's, Inc.	62,000	1,740,960
		2,381,114

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Consumer Discretionary — 13.2% (Continued)
Specialty Retail — 3.2%
Aaron's, Inc.	53,544	$1,208,488
Aéropostale, Inc. (a)	12,000	348,480
America's Car-Mart, Inc. (a)	4,046	102,485
AnnTaylor Stores Corporation (a)	15,900	345,030
Asbury Automotive Group, Inc. (a)	24,600	382,530
AutoNation, Inc. (a)	49,700	1,003,940
Barnes & Noble, Inc.	39,467	869,853
bebe stores, inc.	18,700	154,088
Blockbuster, Inc. - Class A (a)	100,400	37,399
Buckle, Inc. (The)	49,386	1,786,786
Build-A-Bear Workshop, Inc. (a)	17,500	167,300
Cabela's, Inc. - Class A (a)	5,200	94,432
Casual Male Retail Group, Inc. (a)	100	409
Charming Shoppes, Inc. (a)	378,025	2,135,841
Children's Place Retail Stores, Inc. (The) (a)	13,601	623,198
Conn's, Inc. (a)	63,948	609,425
Destination Maternity Corporation (a)	4,194	132,530
Dress Barn, Inc. (a)	30,980	857,526
DSW, Inc. - Class A (a)	5,800	175,160
Foot Locker, Inc.	63,600	976,260
GameStop Corporation - Class A (a)	15,900	386,529
Group 1 Automotive, Inc. (a)	91,820	2,851,011
Haverty Furniture Companies, Inc. (a)	78,289	1,276,111
hhgregg, Inc. (a)	131,675	3,769,855
Hibbett Sports, Inc. (a)	71,372	1,962,730
Jo-Ann Stores, Inc. (a)	21,550	950,786
Jos. A. Bank Clothiers, Inc. (a)	64,576	3,930,095
Lithia Motors, Inc. (a)	7,300	58,254
Lumber Liquidators Holdings, Inc. (a)	57,818	1,761,136
MarineMax, Inc. (a)	3,200	35,680
Monro Muffler Brake, Inc.	3,400	121,924
Pep Boys - Manny Moe & Jack (The)	3,700	46,361
Pier 1 Imports, Inc. (a)	3,100	25,668
RadioShack Corporation	75,500	1,627,025
Rent-A-Center, Inc. (a)	11,800	304,676
Select Comfort Corporation (a)	11,200	126,784
Sonic Automotive, Inc. - Class A (a)	49,235	525,830
Systemax, Inc. (a)	21,613	502,070
Talbots, Inc. (The) (a)	3,400	55,930
West Marine, Inc. (a)	16,501	197,517
Williams-Sonoma, Inc.	12,500	360,000
Zale Corporation (a)	18,600	60,636
Zumiez, Inc. (a)	121,706	2,258,863
		35,206,631
Textiles, Apparel & Luxury Goods — 1.4%
Alpha Pro Tech Ltd. (a)	18,800	41,924
Cherokee, Inc.	47,528	971,472
Culp, Inc. (a)	16,098	192,210

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Consumer Discretionary — 13.2% (Continued)
Textiles, Apparel & Luxury Goods — 1.4% (Continued)
Fossil, Inc. (a)	12,900	$501,810
Fuqi International, Inc. (a)	41,431	435,440
Gildan Activewear, Inc. (a)	200	5,786
Hanesbrands, Inc. (a)	57,619	1,640,413
Jones Apparel Group, Inc.	54,000	1,175,040
K-Swiss, Inc. - Class A (a)	107,761	1,340,547
Liz Claiborne, Inc. (a)	20,200	176,548
Movado Group, Inc. (a)	1,800	22,338
Oxford Industries, Inc.	100	2,159
Phillips-Van Heusen Corporation	46,725	2,944,142
Timberland Company (The) - Class A (a)	15,000	322,500
True Religion Apparel, Inc. (a)	34,794	1,087,313
Under Armour, Inc. - Class A (a)	6,100	205,875
Unifi, Inc. (a)	4,800	18,384
UniFirst Corporation - Class A	7,090	346,488
Volcom, Inc. (a)	82,774	1,973,332
Wolverine World Wide, Inc.	44,141	1,351,156
		14,754,877
Consumer Staples — 3.1%
Beverages — 0.0%
Central European Distribution Corporation (a)	41	1,421

Food & Staples Retailing — 0.9%
Diedrich Coffee, Inc. (a)	8,036	279,331
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	310,548	2,499,911
Ingles Markets, Inc.	800	12,824
Nash Finch Company	5,000	175,100
Rite Aid Corporation (a)	884,200	1,308,616
Ruddick Corporation	56,914	2,011,341
Spartan Stores, Inc.	9,400	141,846
Susser Holdings Corporation (a)	2,498	26,904
United Natural Foods, Inc. (a)	88,797	2,725,180
Weis Markets, Inc.	2,400	89,472
		9,270,525
Food Products — 1.7%
AgFeed Industries, Inc. (a)	163,344	702,379
Alico, Inc.	285	7,604
American Dairy, Inc. (a)	36,136	686,584
American Italian Pasta Company (a)	2,151	84,384
Calavo Growers, Inc.	25,618	444,216
Cal-Maine Foods, Inc.	66,830	2,230,785
Chiquita Brands International, Inc. (a)	4,100	61,664
Dean Foods Company (a)	92,935	1,459,079
Diamond Foods, Inc.	49,559	2,116,665
Dole Food Company, Inc. (a)	45,587	516,045
Farmer Brothers Company	4,274	79,967
Flowers Foods, Inc.	32,340	852,482
Hain Celestial Group, Inc. (The) (a)	124,531	2,463,223

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Consumer Staples — 3.1% (Continued)
Food Products — 1.7% (Continued)
Imperial Sugar Company	10,508	$168,443
John B. Sanfilippo & Son, Inc. (a)	914	13,737
Origin Agritech Ltd. (a)	102,714	899,775
Sanderson Farms, Inc.	168	9,521
Seneca Foods Corporation - Class A (a)	5,949	195,365
Smithfield Foods, Inc. (a)	165,077	3,093,543
Synutra International, Inc. (a)	9,618	225,446
Treehouse Foods, Inc. (a)	46,600	1,970,714
Yuhe International, Inc. (a)	300	2,664
		18,284,285
Household Products — 0.0%
Orchids Paper Products Company (a)	930	13,773

Personal Products — 0.4%
American Oriental Bioengineering, Inc. (a)	511,075	2,069,854
China Sky One Medical, Inc. (a)	6,000	85,020
Female Health Company (The)	15,801	100,968
Medifast, Inc. (a)	20,800	663,936
NBTY, Inc. (a)	75	3,051
Nutraceutical International Corporation (a)	1,561	24,149
USANA Health Sciences, Inc. (a)	39,467	1,430,679
		4,377,657
Tobacco — 0.1%
Alliance One International, Inc. (a)	82,877	421,844
Star Scientific, Inc. (a)	17,700	32,568
Vector Group Ltd.	70,626	1,157,560
		1,611,972
Energy — 4.5%
Energy Equipment & Services — 2.3%
Allis-Chalmers Energy, Inc. (a)	39,000	157,170
Basic Energy Services, Inc. (a)	121,648	1,242,026
Bronco Drilling Company, Inc. (a)	86,195	412,012
CARBO Ceramics, Inc.	23,529	1,723,499
Complete Production Services, Inc. (a)	56,870	858,168
Core Laboratories N.V.	500	74,945
Dawson Geophysical Company (a)	9,962	291,787
Global Industries Ltd. (a)	10,000	67,000
Gulf Island Fabrication, Inc.	2,831	67,859
Helix Energy Solutions Group, Inc. (a)	102,575	1,495,543
Hercules Offshore, Inc. (a)	587,933	2,328,215
Hornbeck Offshore Services, Inc. (a)	2,200	53,834
ION Geophysical Corporation (a)	102,866	618,225
Key Energy Services, Inc. (a)	180,828	1,963,792
Natural Gas Services Group, Inc. (a)	400	7,172
OYO Geospace Corporation (a)	3,040	151,088
Parker Drilling Company (a)	9,500	52,535
Patterson-UTI Energy, Inc.	186,888	2,857,518
Rowan Companies, Inc. (a)	6,800	202,640

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Energy — 4.5% (Continued)
Energy Equipment & Services — 2.3% (Continued)
RPC, Inc.	7,928	$108,217
SEACOR Holdings, Inc. (a)	7,177	604,088
Seahawk Drilling, Inc. (a)	15,045	250,650
SulphCo, Inc. (a)	279,872	107,247
Superior Well Services, Inc. (a)	227,855	3,303,897
T-3 Energy Services, Inc. (a)	5,600	166,600
TETRA Technologies, Inc. (a)	13,600	167,144
Tidewater, Inc.	9,411	504,524
Unit Corporation (a)	41,400	1,977,678
Willbros Group, Inc. (a)	248,600	3,119,930
		24,935,003
Oil, Gas & Consumable Fuels — 2.2%
Alon USA Energy, Inc.	25,197	184,190
Approach Resources, Inc. (a)	2,000	17,900
Atlas Energy, Inc.	4,124	148,794
ATP Oil & Gas Corporation (a)	50,720	926,147
Berry Petroleum Company - Class A	1,079	34,927
BPZ Resources, Inc. (a)	286,744	1,898,245
Callon Petroleum Company (a)	2,800	16,996
CAMAC Energy, Inc. (a)	8,800	39,512
Carrizo Oil & Gas, Inc. (a)	77,440	1,699,034
Cheniere Energy Partners, L.P.	1,500	26,730
Cheniere Energy, Inc. (a)	11,300	46,895
Clayton Williams Energy, Inc. (a)	616	28,619
Cloud Peak Energy, Inc. (a)	800	12,800
Contango Oil & Gas Company (a)	1,389	76,256
Copano Energy, LLC	15,000	393,000
Crosstex Energy, Inc. (a)	3,700	33,411
CVR Energy, Inc. (a)	87,838	745,745
DCP Midstream Partners, L.P.	423	14,149
Delek US Holdings, Inc.	8,261	57,910
Denison Mines Corporation (a)	122,100	192,918
Eagle Rock Energy Partners, L.P.	2,600	18,226
Energy XXI (Bermuda) Ltd. (a)	6,100	106,811
General Maritime Corporation	27,700	224,647
GeoGlobal Resources, Inc. (a)	22,423	34,980
GMX Resources, Inc. (a)	107,807	863,534
Golar LNG Ltd. (a)	16,500	214,335
Goodrich Petroleum Corporation (a)	18,463	312,579
GreenHunter Energy, Inc. (a)	1,400	1,834
Harvest Natural Resources, Inc. (a)	56,308	497,200
Holly Corporation	8,400	226,800
Houston American Energy Corporation	11,200	146,720
Hyperdynamics Corporation (a)	36,900	41,697
James River Coal Company (a)	115,200	2,168,064
Knightsbridge Tankers Ltd.	7,900	149,626
L & L Energy, Inc. (a)	5,250	56,700
Linn Energy, LLC	1,760	47,696

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Energy — 4.5% (Continued)
Oil, Gas & Consumable Fuels — 2.2% (Continued)
MarkWest Energy Partners, L.P.	220	$6,765
Nordic American Tanker Shipping Ltd.	7,900	246,796
Northern Oil & Gas, Inc. (a)	6,300	102,438
Pacific Ethanol, Inc. (a)	144,350	154,455
Panhandle Oil & Gas, Inc.	4,676	116,713
Patriot Coal Corporation (a)	33,700	663,553
Penn Virginia Corporation	10,800	275,508
Petroleum Development Corporation (a)	2,300	53,843
PetroQuest Energy, Inc. (a)	16,200	95,742
Provident Energy Trust	11,200	91,728
Quicksilver Resources, Inc. (a)	4,334	60,113
Rentech, Inc. (a)	25,400	31,750
Resolute Energy Corporation (a)	2,500	33,450
Rex Energy Corporation (a)	12,600	167,580
San Juan Basin Royalty Trust	9,700	239,881
Stone Energy Corporation (a)	9,200	149,960
Swift Energy Company (a)	13,200	477,576
Syntroleum Corporation (a)	25,200	56,952
Teekay Tankers Ltd. - Class A	3,200	40,768
Toreador Resources Corporation (a)	30,800	279,356
Tri-Valley Corporation (a)	62,216	73,415
Uranerz Energy Corporation (a)	6,740	11,121
Uranium Energy Corporation (a)	241,172	689,752
USEC, Inc. (a)	60,500	363,000
Verenium Corporation (a)	10,934	45,157
W&T Offshore, Inc.	12,300	116,481
Warren Resources, Inc. (a)	3,500	12,530
Western Refining, Inc. (a)	633,868	3,397,532
Westmoreland Coal Company (a)	3,017	42,419
Williams Partners, L.P.	11,345	480,007
World Fuel Services Corporation	116,896	3,323,353
Zion Oil & Gas, Inc. (a)	27,723	177,150
		23,782,471
Financials — 11.4%
Capital Markets — 1.3%
Affiliated Managers Group, Inc. (a)	219	18,435
Ares Capital Corporation	77,400	1,227,564
Cohen & Steers, Inc.	6,300	170,541
Evercore Partners, Inc. - Class A	3,266	117,054
Federated Investors, Inc.	110,747	2,671,218
Greenhill & Company, Inc.	12,851	1,129,474
International Assets Holding Corporation (a)	1,900	30,723
Investment Technology Group, Inc. (a)	3,800	66,006
KBW, Inc. (a)	34,055	1,019,947
Knight Capital Group, Inc. (a)	18,200	283,010
Kohlberg Capital Corporation	21,500	121,475
Oppenheimer Holdings, Inc.	697	20,262
PennantPark Investment Corporation	1,800	19,692

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Financials — 11.4% (Continued)
Capital Markets — 1.3% (Continued)
Penson Worldwide, Inc. (a)	41,616	$391,190
Piper Jaffray Companies, Inc. (a)	11,100	436,896
Raymond James Financial, Inc.	78,238	2,397,212
Stifel Financial Corporation (a)	56,003	3,210,652
SWS Group, Inc.	89,654	992,470
TICC Capital Corporation	5,000	35,600
		14,359,421
Commercial Banks — 4.6%
1st Source Corporation	1,444	27,624
BancFirst Corporation	1,411	62,282
BancorpSouth, Inc.	67,380	1,491,793
Bank of Hawaii Corporation	200	10,576
Bank of the Ozarks, Inc.	45,701	1,758,117
Banner Corporation	49,700	281,799
Bar Harbor Bankshares, Inc.	1,300	38,220
Boston Private Financial Holdings, Inc.	4,400	34,892
Capital City Bank Group, Inc.	18,641	327,895
Capitol Bancorp Ltd. (a)	8,254	20,140
Cardinal Financial Corporation	3,910	42,815
Cascade Bancorp, Inc. (a)	43,934	33,829
Cathay General Bancorp	5,500	68,035
Center Bancorporation, Inc.	1,300	10,816
Central Pacific Financial Corporation (a)	40,313	87,882
Century Bancorp, Inc. - Class A	105	2,032
Chemical Financial Corporation	35,275	836,018
City Bank (a)	13,068	3,267
City Holding Company	20,873	731,390
City National Corporation	26,800	1,669,104
CoBiz Financial, Inc.	38,379	274,026
Colonial Bancgroup, Inc. (The) (a)	108,955	3,835
Columbia Banking Systems, Inc.	30,900	694,632
Community Bank System, Inc.	46,457	1,146,094
Community Trust Bancorp, Inc.	3,184	95,584
CVB Financial Corporation	202,079	2,224,890
Danvers Bancorp, Inc.	6,896	112,750
Enterprise Financial Services Corporation	4,000	42,040
First BanCorp (North Carolina)	14,736	240,344
First BanCorp (Puerto Rico)	144,900	307,188
First Busey Corporation	43,100	217,655
First Commonwealth Financial Corporation	63,500	415,925
First Community Bancshares, Inc.	3,387	56,394
First Financial Bancorporation	1,300	24,843
First Financial Bankshares, Inc.	4,020	214,990
First Financial Corporation	402	11,718
First of Long Island Corporation (The)	854	21,982
First South Bancorp, Inc.	7,192	100,256
FirstMerit Corporation	22,500	528,750
FNB Corporation	83,002	773,579

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Financials — 11.4% (Continued)
Commercial Banks — 4.6% (Continued)
Frontier Financial Corporation (a)	8,859	$31,627
Glacier Bancorp, Inc.	35,200	650,848
Great Southern Bancorp, Inc.	19,300	470,727
Hancock Holding Company	8,808	360,071
Hanmi Financial Corporation (a)	112,400	334,952
Heartland Financial USA, Inc.	1,990	38,029
Home BancShares, Inc.	8,345	234,661
IBERIABANK Corporation	15,799	973,850
Independent Bank Corporation	21,017	545,181
International Bancshares Corporation	86,794	2,097,811
Lakeland Bancorp, Inc.	4,604	48,342
Lakeland Financial Corporation	5,988	124,910
MB Financial, Inc.	16,400	401,800
National Penn Bancshares, Inc.	112,600	824,232
NBT Bancorp, Inc.	4,061	99,373
Northrim BanCorp, Inc.	400	6,904
Old National Bancorp	63,300	848,853
Old Second Bancorp, Inc.	41,284	236,144
Oriental Financial Group, Inc.	41,000	685,520
Pacific Capital Bancorp	81,137	141,178
PacWest Bancorp	56,724	1,361,943
Park National Corporation	54,923	3,762,226
Pinnacle Financial Partners, Inc. (a)	17,400	265,872
PrivateBancorp, Inc.	4,200	60,144
Renasant Corporation	23,797	393,364
S&T Bancorp, Inc.	93,325	2,244,466
S.Y. Bancorp, Inc.	8,540	202,740
Sandy Spring Bancorp, Inc.	700	12,215
SCBT Financial Corporation	838	33,344
Security Bank Corporation (a)	32,973	33
Signature Bank (a)	2,700	109,026
Smithtown Bancorp, Inc.	44,805	208,343
Southwest Bancorp, Inc.	14,957	219,270
Sterling Bancshares, Inc.	11,200	65,856
Suffolk Bancorp	22,785	707,474
Susquehanna Bancshares, Inc.	239,706	2,612,795
Synovus Financial Corporation	310,100	933,401
Taylor Capital Group, Inc. (a)	1,810	24,797
TCF Financial Corporation	18,600	346,518
Texas Capital Bancshares, Inc. (a)	12,300	244,770
Tompkins Financial Corporation	14,693	596,830
Tower Bancorp, Inc.	800	20,592
Towne Bank	39,231	628,873
Trico Bancshares	9,132	173,873
Umpqua Holdings Corporation	22,000	328,680
Union First Market Bankshares Corporation	700	11,746
United Bankshares, Inc.	79,209	2,300,229
United Community Banks, Inc. (a)	48,331	282,253
United Security Bancshares	518	8,045

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Financials — 11.4% (Continued)
Commercial Banks — 4.6% (Continued)
United Security Bancshares, Inc. (a)	1,927	$9,057
Valley National Bancorp	25,002	406,032
W Holding Company, Inc. (a)	7,448	39,847
Washington Trust Bancorp, Inc.	1,364	24,702
Westamerica Bancorporation	6,365	374,071
Western Alliance Bancorporation (a)	32,050	278,835
Whitney Holding Corporation	63,676	872,361
Wilmington Trust Corporation	88,700	1,537,171
Wilshire Bancorp, Inc.	100,520	1,091,647
Wintrust Financial Corporation	71,860	2,680,378
		49,674,833
Consumer Finance — 0.2%
Cash America International, Inc.	18,939	701,879
CompuCredit Holdings Corporation (a)	82,933	496,769
Dollar Financial Corporation (a)	3,000	70,230
EZCORP, Inc. - Class A (a)	500	10,355
First Marblehead Corporation (The) (a)	2,300	8,073
World Acceptance Corporation (a)	30,278	1,068,208
		2,355,514
Diversified Financial Services — 0.4%
Asset Acceptance Capital Corporation (a)	22,734	167,322
DJSP Enterprises, Inc. (a)	24,245	315,185
Interactive Brokers Group, Inc. - Class A (a)	56,898	975,232
Life Partners Holdings, Inc.	71,436	1,650,171
Portfolio Recovery Associates, Inc. (a)	9,200	611,524
Primus Guaranty Ltd. (a)	1,600	7,216
		3,726,650
Insurance — 0.9%
Ambac Financial Group, Inc. (a)	60,000	90,600
Berkshire Hathaway, Inc. - Class B (a)	23,000	1,771,000
Conseco, Inc. (a)	63,600	375,240
eHealth, Inc. (a)	3,597	49,315
FBL Financial Group, Inc. - Class A	4,700	121,448
Fidelity National Financial, Inc. - Class A	75,805	1,150,720
First American Corporation	39	1,348
FPIC Insurance Group, Inc. (a)	7,143	194,432
Max Capital Group Ltd.	28,910	644,693
MBIA, Inc. (a)	414,900	3,974,742
Mercury General Corporation	900	40,491
Phoenix Companies, Inc. (The) (a)	364,252	1,176,534
PMA Capital Corporation (a)	3,550	24,389
Protective Life Corporation	200	4,814
Stewart Information Services Corporation	34,700	394,886
United America Indemnity Ltd. - Class A (a)	8,366	79,477
Universal Insurance Holdings, Inc.	14,677	74,119
		10,168,248
Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	19,400	1,373,714

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Financials — 11.4% (Continued)
Real Estate Investment Trusts — 2.6% (Continued)
American Capital Agency Corporation	42,413	$1,166,782
Apartment Investment & Management Company	10,600	237,546
Ashford Hospitality Trust (a)	282,619	2,628,357
Capital Trust, Inc. - Class A (a)	73,177	192,455
CapLease, Inc.	153,999	897,814
Douglas Emmett, Inc.	48,950	819,423
Equity One, Inc.	96,200	1,867,242
Essex Property Trust, Inc.	21,403	2,264,865
First Industrial Realty Trust, Inc. (a)	19,000	151,620
Invesco Mortgage Capital, Inc.	2,600	53,690
iStar Financial, Inc. (a)	504,158	3,382,900
LaSalle Hotel Properties	32,800	864,280
Parkway Properties, Inc.	2,800	55,160
Pennsylvania Real Estate Investment Trust	160,238	2,530,158
Post Properties, Inc.	11,555	297,657
Potlatch Corporation	18,300	685,518
Realty Income Corporation	154,845	5,077,368
Regency Centers Corporation	27,500	1,128,875
Sun Communities, Inc.	30,674	887,092
Taubman Centers, Inc.	21,200	919,444
Walter Investment Management Corporation	4,000	72,520
		27,554,480
Real Estate Management & Development — 0.3%
China Housing & Land Development, Inc. (a)	23,153	80,109
Forestar Group, Inc. (a)	2,800	63,112
Jones Lang LaSalle, Inc.	13,776	1,086,651
St. Joe Company (The) (a)	57,267	1,892,102
Tejon Ranch Company (a)	400	11,504
		3,133,478
Thrifts & Mortgage Finance — 1.1%
Astoria Financial Corporation	98,100	1,583,334
BankAtlantic Bancorp, Inc. (a)	8,700	22,794
Berkshire Hills Bancorporation, Inc.	2,029	42,609
BofI Holding, Inc. (a)	5,800	102,254
Brookline Bancorp, Inc.	2,800	30,772
Dime Community Bancshares, Inc.	14,584	185,946
Doral Financial Corporation (a)	16,241	87,539
ESB Financial Corporation	603	8,623
ESSA Bancorp, Inc.	900	11,367
FirstFed Financial Corporation (a)	23,697	1,069
Flushing Financial Corporation	2,600	35,386
Guaranty Financial Group, Inc. (a)	62,759	2,510
Home Federal Bancorp, Inc.	1,951	31,079
Kearny Financial Corporation	2,029	20,757
MGIC Investment Corporation (a)	240,700	2,510,501
NewAlliance Bancshares, Inc.	145,949	1,901,715
Oritani Financial Corporation	387	6,420
PMI Group, Inc. (The) (a)	630,069	3,282,659

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Financials — 11.4% (Continued)
Thrifts & Mortgage Finance — 1.1% (Continued)
Prudential Bancorp, Inc. of Pennsylvania	266	$2,054
Rockville Financial, Inc.	402	4,848
Triad Guaranty, Inc. (a)	10,450	4,703
TrustCo Bank Corporation	219,458	1,459,396
Washington Federal, Inc.	12,698	261,198
WSFS Financial Corporation	2,708	114,034
		11,713,567
Health Care — 8.4%
Biotechnology — 3.1%
A.P. Pharma, Inc. (a)	100	85
Affymax, Inc. (a)	9,239	220,258
Allos Therapeutics, Inc. (a)	289,600	2,287,840
Alnylam Pharmaceuticals, Inc. (a)	104,651	1,774,881
AMAG Pharmaceuticals, Inc. (a)	20,722	707,656
Arena Pharmaceuticals, Inc. (a)	292,985	952,201
Ariad Pharmaceuticals, Inc. (a)	621,501	2,187,683
ArQule, Inc. (a)	28,495	181,513
AVI BioPharma, Inc. (a)	26,900	35,777
BioCryst Pharmaceuticals, Inc. (a)	26,213	199,219
BioSante Pharmaceuticals, Inc. (a)	33,008	77,569
BioTime, Inc. (a)	16,073	122,315
Cell Therapeutics, Inc. (a)	72,486	44,760
Celldex Therapeutics, Inc. (a)	46,853	382,789
Cepheid (a)	48,000	959,520
Chelsea Therapeutics International Ltd. (a)	63,903	256,251
Clinical Data, Inc. (a)	31,026	579,566
Cyclacel Pharmaceuticals, Inc. (a)	140,200	321,058
Cytori Therapeutics, Inc. (a)	72,520	409,013
Dyax Corporation (a)	17,299	60,546
Emergent BioSolutions, Inc. (a)	6,300	102,564
Enzon Pharmaceuticals, Inc. (a)	13,700	144,946
Exelixis, Inc. (a)	234,918	1,357,826
Genomic Health, Inc. (a)	26,357	422,239
GenVec, Inc. (a)	70,332	47,826
Geron Corporation (a)	201,832	1,176,681
GTx, Inc. (a)	281,763	924,183
Halozyme Therapeutics, Inc. (a)	100	852
Idenix Pharmaceuticals, Inc. (a)	28,750	132,825
Idera Pharmaceuticals, Inc. (a)	41,338	258,776
ImmunoGen, Inc. (a)	138,977	1,377,262
Immunomedics, Inc. (a)	27,000	94,500
Infinity Pharmaceuticals, Inc. (a)	2,512	17,333
Introgen Therapeutics, Inc. (a)	45,612	684
Isis Pharmaceuticals, Inc. (a)	3,000	32,250
Keryx Biopharmaceuticals, Inc. (a)	15,800	88,796
MannKind Corporation (a)	194,700	1,353,165
Martek Biosciences Corporation (a)	70,227	1,547,101
Medivation, Inc. (a)	10,500	117,180

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Health Care — 8.4% (Continued)
Biotechnology — 3.1% (Continued)
Metabolix, Inc. (a)	161,346	$2,011,985
Momenta Pharmaceuticals, Inc. (a)	8,800	122,144
Myriad Pharmaceuticals, Inc. (a)	41,382	203,186
Neurocrine Biosciences, Inc. (a)	14,400	46,224
NeurogesX, Inc. (a)	10,446	104,460
Novavax, Inc. (a)	245,153	693,783
OncoGenex Pharmaceuticals, Inc. (a)	2,775	61,050
Oncothyreon, Inc. (a)	19,265	77,831
Orexigen Therapeutics, Inc. (a)	500	3,390
OSI Pharmaceuticals, Inc. (a)	23,594	1,384,260
Osiris Therapeutics, Inc. (a)	59,169	441,992
Poniard Pharmaceuticals, Inc. (a)	105,700	135,296
Progenics Pharmaceuticals, Inc. (a)	79,430	511,529
Protalix BioTherapeutics, Inc. (a)	50,800	343,916
Rigel Pharmaceuticals, Inc. (a)	303,808	2,360,588
RXi Pharmaceuticals Corporation (a)	900	3,843
Sangamo Biosciences, Inc. (a)	31,300	192,808
Savient Pharmaceuticals, Inc. (a)	32,000	464,000
SciClone Pharmaceuticals, Inc. (a)	73,580	307,564
Seattle Genetics, Inc. (a)	15,600	196,560
SIGA Technologies, Inc. (a)	91,715	630,082
Spectrum Pharmaceuticals, Inc. (a)	195,004	1,006,221
StemCells, Inc. (a)	146,700	168,705
Theravance, Inc. (a)	38,273	641,838
Vanda Pharmaceuticals, Inc. (a)	58,300	487,971
Vical, Inc. (a)	16,300	59,006
		33,617,721
Health Care Equipment & Supplies — 1.4%
Abaxis, Inc. (a)	4,300	111,413
Abiomed, Inc. (a)	113,217	1,091,412
Align Technology, Inc. (a)	3,700	62,826
Bovie Medical Corporation (a)	8,630	44,962
Cantel Medical Corporation	2,250	44,910
Conceptus, Inc. (a)	16,700	316,298
CONMED Corporation (a)	16,300	362,512
Cutera, Inc. (a)	1,200	13,872
Cyberonics, Inc. (a)	9,600	187,488
Delcath Systems, Inc. (a)	3,300	50,556
DexCom, Inc. (a)	61,503	673,458
Electro-Optical Sciences, Inc. (a)	154,384	1,099,214
Greatbatch, Inc. (a)	11,600	259,144
Hansen Medical, Inc. (a)	43	109
ICU Medical, Inc. (a)	1,500	53,415
Insulet Corporation (a)	186,195	2,569,491
Invacare Corporation	3,000	79,290
Inverness Medical Innovations, Inc. (a)	1,400	55,692
Kensey Nash Corporation (a)	15,602	353,385
Kinetic Concepts, Inc. (a)	7,700	333,410

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Health Care — 8.4% (Continued)
Health Care Equipment & Supplies — 1.4% (Continued)
MAKO Surgical Corporation (a)	42,181	$591,800
Micrus Endovascular Corporation (a)	2,800	56,224
Neogen Corporation (a)	15,860	416,959
NuVasive, Inc. (a)	20,054	834,246
OraSure Technologies, Inc. (a)	35,405	224,468
Orthovita, Inc. (a)	16,200	64,800
Quidel Corporation (a)	28,900	425,986
RTI Biologics, Inc. (a)	48,081	184,150
Stereotaxis, Inc. (a)	280,225	1,331,069
STERIS Corporation	200	6,656
SurModics, Inc. (a)	100,286	1,865,320
Thoratec Corporation (a)	13,200	588,588
West Pharmaceutical Services, Inc.	20,003	837,126
Wright Medical Group, Inc. (a)	18,052	339,017
		15,529,266
Health Care Providers & Services — 1.5%
Air Methods Corporation (a)	5,500	181,940
Amedisys, Inc. (a)	45,170	2,600,888
Assisted Living Concepts, Inc. (a)	400	14,040
Bio-Reference Labs, Inc. (a)	6,542	153,083
Brookdale Senior Living, Inc. (a)	14,548	312,782
CardioNet, Inc. (a)	9,964	95,854
Catalyst Health Solutions, Inc. (a)	1,100	46,541
Centene Corporation (a)	60,666	1,389,251
Coventry Health Care, Inc. (a)	100	2,374
Emeritus Corporation (a)	104,924	2,350,298
Five Star Quality Care, Inc. (a)	22,200	65,712
Genoptix, Inc. (a)	41,755	1,615,501
Hanger Orthopedic Group, Inc. (a)	40,309	751,360
HealthSouth Corporation (a)	31,800	650,628
HMS Holdings Corporation (a)	274	14,659
inVentiv Health, Inc. (a)	9,907	228,158
LCA-Vision, Inc. (a)	29,424	248,044
LHC Group, Inc. (a)	4,938	168,386
PSS World Medical, Inc. (a)	12,600	295,218
Psychiatric Solutions, Inc. (a)	7,700	247,709
RehabCare Group, Inc. (a)	55,025	1,569,313
Rural/Metro Corporation (a)	8,000	56,400
Sharps Compliance Corporation (a)	13,500	90,180
Triple-S Management Corporation (a)	1,500	27,300
U.S. Physical Therapy, Inc. (a)	100	1,754
VCA Antech, Inc. (a)	103,400	2,942,764
Virtual Radiologic Corporation (a)	1,300	16,250
		16,136,387
Health Care Technology — 0.4%
athenahealth, Inc. (a)	12,561	364,520
Computer Programs and Systems, Inc.	51,718	2,330,413
Eclipsys Corporation (a)	3,700	76,516

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Health Care — 8.4% (Continued)
Health Care Technology — 0.4% (Continued)
Merge Healthcare, Inc. (a)	11,297	$28,017
Quality Systems, Inc.	26,303	1,683,655
Transcend Services, Inc. (a)	5,000	74,350
Vital Images, Inc. (a)	2,377	37,509
		4,594,980
Life Sciences Tools & Services — 0.6%
Accelrys, Inc. (a)	14,448	100,992
Affymetrix, Inc. (a)	18,200	126,308
Compugen Ltd. (a)	19,500	93,210
Helicos BioSciences Corporation (a)	200	144
Kendle International, Inc. (a)	11,227	185,807
Luminex Corporation (a)	66,908	1,087,924
Mettler-Toledo International, Inc. (a)	1,801	225,989
PerkinElmer, Inc.	21,100	528,555
Pharmaceutical Product Development, Inc.	8,500	233,750
Sequenom, Inc. (a)	525,141	3,255,874
Varian, Inc. (a)	6,000	310,740
		6,149,293
Pharmaceuticals — 1.4%
Adolor Corporation (a)	500	975
Ardea Biosciences, Inc. (a)	4,002	101,651
Auxilium Pharmaceuticals, Inc. (a)	56,200	2,000,720
AVANIR Pharmaceuticals, Inc. - Class A (a)	28,537	91,889
BioMimetic Therapeutics, Inc. (a)	17,943	239,180
Cadence Pharmaceuticals, Inc. (a)	214,699	2,104,050
Cardiome Pharma Corporation (a)	200	1,672
Cumberland Pharmaceuticals, Inc. (a)	8,900	94,785
Cypress Bioscience, Inc. (a)	258,284	1,301,751
DepoMed, Inc. (a)	103,400	416,702
DURECT Corporation (a)	51,400	146,490
Hi-Tech Pharmacal Company, Inc. (a)	501	12,189
Jazz Pharmaceuticals, Inc. (a)	55,746	565,265
K-V Pharmaceutical Company - Class A (a)	49,681	77,006
MAP Pharmaceuticals, Inc. (a)	6,100	109,556
MDRNA, Inc. (a)	22,000	27,280
Medicines Company (The) (a)	169,500	1,244,130
Nektar Therapeutics (a)	9,000	125,640
Optimer Pharmaceuticals, Inc. (a)	25,040	308,242
Pain Therapeutics, Inc. (a)	4,500	27,000
POZEN, Inc. (a)	500	5,415
Somaxon Pharmaceuticals, Inc. (a)	43,500	312,765
SuperGen, Inc. (a)	11,000	32,450
Valeant Pharmaceuticals International (a)	75,400	3,393,000
VIVUS, Inc. (a)	28,900	294,491
XenoPort, Inc. (a)	158,127	1,644,521
		14,678,815

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Industrials — 11.1%
Aerospace & Defense — 0.4%
AAR Corporation (a)	4,027	$98,178
AeroVironment, Inc. (a)	16,576	433,960
Alliant Techsystems, Inc. (a)	400	32,364
Applied Signal Technology, Inc.	600	11,214
Argon ST, Inc. (a)	18,635	484,510
Ascent Solar Technologies, Inc. (a)	109,773	418,235
Astronics Corporation (a)	100	1,446
Ducommun, Inc.	1,800	41,202
DynCorp International, Inc. - Class A (a)	72,435	1,245,882
GenCorp, Inc. (a)	12,000	74,640
Taser International, Inc. (a)	284,257	1,344,536
		4,186,167
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	200	11,054
Forward Air Corporation	43,353	1,214,751
Hub Group, Inc. (a)	16,900	540,969
		1,766,774
Airlines — 0.2%
AirTran Holdings, Inc. (a)	20,700	109,296
Alaska Air Group, Inc. (a)	2,600	107,666
Allegiant Travel Company (a)	28,011	1,440,606
Republic Airways Holdings, Inc. (a)	64,300	402,518
US Airways Group, Inc. (a)	15,100	106,757
		2,166,843
Building Products — 1.5%
AAON, Inc.	69,899	1,687,362
American Woodmark Corporation	33,795	781,003
Ameron International Corporation	13,780	956,194
Apogee Enterprises, Inc.	34,908	479,636
Builders FirstSource, Inc. (a)	367,512	1,400,221
Insteel Industries, Inc.	33,598	411,912
NCI Building Systems, Inc. (a)	123,600	1,703,208
Owens Corning, Inc. (a)	40,326	1,402,538
Trex Company, Inc. (a)	88,617	2,170,230
Universal Forest Products, Inc.	31,528	1,325,752
USG Corporation (a)	165,799	3,912,856
		16,230,912
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	126,144	2,710,834
ACCO Brands Corporation (a)	40,200	367,026
APAC Customer Services, Inc. (a)	35,600	204,700
Bowne & Company, Inc.	6,900	77,142
Clean Harbors, Inc. (a)	13,310	844,253
Consolidated Graphics, Inc. (a)	901	37,761
Copart, Inc. (a)	3,616	129,055
Deluxe Corporation	200	4,194
EnergySolutions, Inc.	438,785	3,181,191
EnerNOC, Inc. (a)	3,400	98,872

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Industrials — 11.1% (Continued)
Commercial Services & Supplies — 1.4% (Continued)
G&K Services, Inc.	6,577	$180,802
Healthcare Services Group, Inc.	29,740	639,113
HNI Corporation	58,791	1,824,873
InnerWorkings, Inc. (a)	134,786	806,020
McGrath RentCorp	4,508	117,163
Metalico, Inc. (a)	42,600	281,160
Mine Safety Appliances Company	15,572	457,661
Mobile Mini, Inc. (a)	96,055	1,596,434
RINO International Corporation (a)	63,482	1,093,160
Ritchie Bros. Auctioneers, Inc.	34,300	802,620
Team, Inc. (a)	94	1,636
Viad Corp	6,212	145,361
		15,601,031
Construction & Engineering — 0.4%
Chicago Bridge & Iron Company (a)	300	7,032
Comfort Systems USA, Inc.	36,837	518,665
EMCOR Group, Inc. (a)	27,700	791,112
Granite Construction, Inc.	53,000	1,781,330
Insituform Technologies, Inc. - Class A (a)	3,300	79,101
KBR, Inc.	24,314	536,853
MasTec, Inc. (a)	5,583	69,843
MYR Group, Inc. (a)	2,266	40,629
Northwest Pipe Company (a)	900	21,708
Pike Electric Corporation (a)	22,217	238,833
		4,085,106
Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,000	90,420
Advanced Battery Technologies, Inc. (a)	200,006	694,021
American Superconductor Corporation (a)	97,346	2,840,556
A-Power Energy Generation Systems Ltd. (a)	63,684	668,045
AZZ, Inc.	11,117	451,573
Baldor Electric Company	11,320	434,801
Belden, Inc.	19,100	524,486
Capstone Turbine Corporation (a)	9,600	11,712
Chase Corporation	700	9,191
China BAK Battery, Inc. (a)	327,159	657,590
Encore Wire Corporation	71,715	1,592,790
Ener1, Inc. (a)	323,001	1,343,684
Energy Conversion Devices, Inc. (a)	423,062	3,012,202
Evergreen Solar, Inc. (a)	88,448	99,062
FuelCell Energy, Inc. (a)	58,072	159,698
GT Solar International, Inc. (a)	73,663	429,455
Harbin Electric, Inc. (a)	38,362	840,512
Hoku Corporation (a)	7,000	20,650
II-VI, Inc. (a)	1,100	39,446
LaBarge, Inc. (a)	2,500	30,900
Lime Energy Company (a)	36,950	155,190
Medis Technologies Ltd. (a)	20,819	1,353

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Industrials — 11.1% (Continued)
Electrical Equipment — 1.5% (Continued)
Microvision, Inc. (a)	155,895	$487,951
PowerSecure International, Inc. (a)	1,717	19,333
Satcon Technology Corporation (a)	49,400	138,814
Thomas & Betts Corporation (a)	7,558	316,983
Ultralife Corporation (a)	1,411	5,912
UQM Technologies, Inc. (a)	39,900	174,363
Valence Technology, Inc. (a)	161,041	169,093
Vicor Corporation (a)	4,100	61,992
Woodward Governor Company	15,822	507,095
		15,988,873
Industrial Conglomerates — 0.1%
Carlisle Companies, Inc.	26,044	982,640
Otter Tail Corporation	13,897	308,791
Raven Industries, Inc.	638	19,370
		1,310,801
Machinery — 2.6%
3D Systems Corporation (a)	4,925	76,633
Actuant Corporation - Class A	3,500	80,255
Albany International Corporation - Class A	24,356	620,347
American Railcar Industries, Inc.	10,000	163,500
Ampco-Pittsburgh Corporation	3,294	84,689
Astec Industries, Inc. (a)	19,500	645,840
Badger Meter, Inc.	8,122	335,926
Briggs & Stratton Corporation	155,023	3,680,246
China Fire & Security Group, Inc. (a)	78,543	1,074,468
CLARCOR, Inc.	1,000	37,820
Columbus McKinnon Corporation (a)	20,770	374,483
Donaldson Company, Inc.	15,000	694,500
Energy Recovery, Inc. (a)	164,689	993,075
EnPro Industries, Inc. (a)	3,637	114,856
Federal Signal Corporation	3,200	25,792
Force Protection, Inc. (a)	9	48
FreightCar America, Inc.	59,817	1,711,963
Gorman-Rupp Company (The)	42,162	1,175,898
Kaydon Corporation	90	3,747
Lincoln Electric Holdings, Inc.	12,313	738,041
Lindsay Corporation	29,199	1,110,438
Manitowoc Company, Inc. (The)	85,123	1,192,573
Middleby Corporation (The) (a)	19,954	1,219,588
Miller Industries, Inc.	6,500	92,950
Mueller Industries, Inc.	12,700	376,555
SmartHeat, Inc. (a)	215,915	1,811,527
Sun Hydraulics Corporation	54,348	1,522,288
Terex Corporation (a)	135,500	3,593,460
Timken Company	5,300	186,454
Titan International, Inc.	167,298	2,076,168
Toro Company (The)	10,100	575,094
Trinity Industries, Inc.	13,220	329,046

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Industrials — 11.1% (Continued)
Machinery — 2.6% (Continued)
Valmont Industries, Inc.	735	$61,218
Wabtec Corporation	21,700	1,032,486
Watts Water Technologies, Inc. - Class A	1,800	63,864
		27,875,836
Marine — 0.4%
Alexander & Baldwin, Inc.	17,798	633,253
American Commercial Lines, Inc. (a)	14,681	299,492
Eagle Bulk Shipping, Inc. (a)	501,800	2,905,422
Euroseas Ltd.	100	403
Genco Shipping & Trading Ltd. (a)	6,800	157,488
Horizon Lines, Inc.	73,163	400,202
Kirby Coporation (a)	11,055	465,194
		4,861,454
Professional Services — 0.7%
Advisory Board Company (The) (a)	800	26,344
CBIZ, Inc. (a)	13,800	96,738
Corporate Executive Board Company (The)	46,500	1,276,890
CoStar Group, Inc. (a)	44,694	1,964,301
CRA International, Inc. (a)	659	15,309
Diamond Management & Technology Consultants, Inc.	21,263	172,656
Exponent, Inc. (a)	1,800	53,658
FTI Consulting, Inc. (a)	28,900	1,188,657
Hudson Highland Group, Inc. (a)	7,900	44,319
Huron Consulting Group, Inc. (a)	23,568	551,962
Kelly Services, Inc. - Class A (a)	64,176	1,031,950
Korn/Ferry International (a)	54,475	883,040
On Assignment, Inc. (a)	16,822	118,259
School Specialty, Inc. (a)	14,300	335,478
TrueBlue, Inc. (a)	7,852	123,983
		7,883,544
Road & Rail — 0.7%
Arkansas Best Corporation	15,880	483,705
Avis Budget Group, Inc. (a)	46,000	695,520
Con-Way, Inc.	5,700	221,388
Dollar Thrifty Automotive Group, Inc. (a)	3,400	149,566
Knight Transportation, Inc.	118,442	2,521,630
Landstar System, Inc.	36,800	1,627,296
Patriot Transportation Holding, Inc. (a)	589	49,440
Ryder System, Inc.	26,000	1,209,520
Saia, Inc. (a)	61,168	1,013,554
Universal Truckload Services, Inc. (a)	600	10,956
USA Truck, Inc. (a)	752	13,852
		7,996,427
Trading Companies & Distributors — 1.0%
Aceto Corporation	21,010	140,137
Beacon Roofing Supply, Inc. (a)	1,200	26,640
BlueLinx Holdings, Inc. (a)	10,757	53,893
GATX Corporation	11,979	390,994

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Industrials — 11.1% (Continued)
Trading Companies & Distributors — 1.0% (Continued)
H&E Equipment Services, Inc. (a)	5,728	$67,648
Houston Wire & Cable Company	63,999	841,587
MSC Industrial Direct Company, Inc.	28,267	1,540,269
Rush Enterprises, Inc. - Class A (a)	1,000	16,220
TAL International Group, Inc.	2,100	54,579
Titan Machinery, Inc. (a)	220,280	3,167,626
United Rentals, Inc. (a)	5,000	71,800
Watsco, Inc.	12,100	716,562
WESCO International, Inc. (a)	84,094	3,415,898
		10,503,853
Information Technology — 9.6%
Communications Equipment — 0.9%
ADC Telecommunications, Inc. (a)	800	6,408
ADTRAN, Inc.	10,075	269,708
Aruba Networks, Inc. (a)	31,508	395,740
Aviat Networks, Inc. (a)	52,476	341,094
Bel Fuse, Inc. - Class B	1,969	46,114
CommScope, Inc. (a)	21,084	686,917
Comtech Telecommunications Corporation (a)	3,904	121,961
DG FastChannel, Inc. (a)	4,300	151,274
Digi International, Inc. (a)	4,240	45,410
DragonWave, Inc. (a)	71,010	603,585
EMCORE Corporation (a)	92,205	123,555
Emulex Corporation (a)	124,682	1,465,013
Extreme Networks, Inc. (a)	33,337	111,012
Finisar Corporation (a)	37,706	564,082
Hughes Communications, Inc. (a)	882	24,608
Infinera Corporation (a)	118,037	1,080,038
InterDigital, Inc. (a)	23,400	647,478
Ixia (a)	13,700	140,425
KVH Industries, Inc. (a)	1,940	29,236
Network Equipment Technologies, Inc. (a)	2,000	10,260
Occam Networks, Inc. (a)	7,100	46,292
Oplink Communications, Inc. (a)	48,842	738,003
Opnext, Inc. (a)	42,212	99,198
Palm, Inc. (a)	119,800	694,840
Qiao Xing Mobile Communication Company Ltd. (a)	7,054	18,764
SeaChange International, Inc. (a)	74,206	618,136
Symmetricom, Inc. (a)	1,000	6,630
Telestone Technologies Corporation (a)	51,853	708,312
UTStarcom, Inc. (a)	63,680	181,488
		9,975,581
Computers & Peripherals — 1.2%
3PAR, Inc. (a)	21,000	195,930
Adaptec, Inc. (a)	6,000	18,540
Avid Technology, Inc. (a)	146,941	2,145,339
Compellent Technologies, Inc. (a)	100	1,257
Diebold, Inc.	35,463	1,111,765

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Information Technology — 9.6% (Continued)
Computers & Peripherals — 1.2% (Continued)
iGo, Inc. (a)	8,900	$15,219
Imation Corporation (a)	33,500	363,140
Immersion Corporation (a)	79,588	445,693
Intermec, Inc. (a)	62,005	711,197
Intevac, Inc. (a)	12,001	167,054
Netezza Corporation (a)	187,921	2,572,639
Novatel Wireless, Inc. (a)	91,300	625,405
QLogic Corporation (a)	55	1,065
Silicon Graphics International Corporation (a)	14,900	147,361
STEC, Inc. (a)	21,800	302,802
Stratasys, Inc. (a)	82,618	1,969,613
Super Micro Computer, Inc. (a)	49,390	700,350
Synaptics, Inc. (a)	35,913	1,099,656
		12,594,025
Electronic Equipment, Instruments & Components — 2.4%
Agilysys, Inc.	19,217	208,504
Anixter International, Inc. (a)	3,400	178,160
Bell Microproducts, Inc. (a)	6,300	44,100
China Security & Surveillance Technology, Inc. (a)	251,445	1,496,098
Cognex Corporation	58,901	1,231,620
Comverge, Inc. (a)	240	2,722
Daktronics, Inc.	67,500	565,650
DTS, Inc. (a)	81,594	2,712,185
Echelon Corporation (a)	25,415	240,172
Electro Rent Corporation	7,639	109,161
Electro Scientific Industries, Inc. (a)	7,008	96,500
FARO Technologies, Inc. (a)	6,395	161,218
Ingram Micro, Inc. - Class A (a)	158,950	2,886,532
Insight Enterprises, Inc. (a)	14,360	215,831
Intellicheck Mobilisa, Inc. (a)	6,600	12,276
Itron, Inc. (a)	18,500	1,472,785
L-1 Identity Solutions, Inc. (a)	2,800	24,276
Maxwell Technologies, Inc. (a)	71,216	1,027,647
Measurement Specialties, Inc. (a)	7,700	126,819
Mercury Computer Systems, Inc. (a)	3,100	39,866
Methode Electronics, Inc.	13,000	144,300
Molex, Inc.	52,900	1,185,489
Netlist, Inc. (a)	167,250	496,732
PC Connection, Inc. (a)	710	4,885
Plexus Corporation (a)	60,246	2,232,114
Power-One, Inc. (a)	23,300	183,138
RadiSys Corporation (a)	34,726	339,967
Research Frontiers, Inc. (a)	17,962	57,658
Sanmina-SCI Corporation (a)	24,600	438,618
ScanSource, Inc. (a)	43,225	1,204,248
SMART Modular Technologies (WWH), Inc. (a)	240,700	1,689,714
SYNNEX Corporation (a)	17,048	467,456
Tech Data Corporation (a)	18,900	810,810

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Information Technology — 9.6% (Continued)
Electronic Equipment, Instruments & Components — 2.4% (Continued)
Technitrol, Inc.	17,700	$95,580
TTM Technologies, Inc. (a)	98,803	1,073,001
Universal Display Corporation (a)	187,643	2,505,034
		25,780,866
Internet Software & Services — 0.9%
Art Technology Group, Inc. (a)	186,666	798,930
comScore, Inc. (a)	3,700	67,155
Constant Contact, Inc. (a)	42,709	1,091,215
DealerTrack Holdings, Inc. (a)	6,400	97,600
Digital River, Inc. (a)	21,989	614,373
DivX, Inc. (a)	30,803	257,513
EarthLink, Inc.	14,100	127,182
GSI Commerce, Inc. (a)	40,790	1,111,527
InfoSpace, Inc. (a)	4,000	41,880
Innodata Isogen, Inc. (a)	14,535	50,291
Internet Brands, Inc. (a)	11,400	117,990
Internet Capital Group, Inc. (a)	17,444	172,521
j2 Global Communications, Inc. (a)	24,500	589,960
Knot, Inc. (The) (a)	35,578	288,538
Liquidity Services, Inc. (a)	6,600	75,042
LoopNet, Inc. (a)	9,000	101,520
Monster Worldwide, Inc. (a)	27,500	479,325
OpenTable, Inc. (a)	5,143	199,857
Openwave Systems, Inc. (a)	182,827	407,704
Perficient, Inc. (a)	58,351	727,637
Saba Software, Inc. (a)	29,400	149,940
SAVVIS, Inc. (a)	20,300	357,280
support.com, Inc. (a)	34,267	149,404
Switch & Data Facilities Company, Inc. (a)	400	7,676
Terremark Worldwide, Inc. (a)	149,199	1,069,757
TheStreet.com, Inc.	200	762
Travelzoo, Inc. (a)	3,019	60,199
ValueClick, Inc. (a)	12,300	126,444
Vistaprint N.V. (a)	226	11,657
Vocus, Inc. (a)	8,800	150,040
Web.com Group, Inc. (a)	3,000	14,490
WebMD Health Corporation (a)	9,100	440,804
Zix Corporation (a)	81,778	201,174
		10,157,387
IT Services — 0.6%
Acorn Energy, Inc. (a)	200	1,128
Alliance Data Systems Corporation (a)	39,385	2,956,238
Broadridge Financial Solutions, Inc.	6,300	150,003
CACI International, Inc. (a)	7,500	355,725
Cass Information Systems, Inc.	200	6,360
CIBER, Inc. (a)	600	2,382
CSG Systems International, Inc. (a)	4,900	111,328
Echo Global Logistics, Inc. (a)	5,500	74,195

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Information Technology — 9.6% (Continued)
IT Services — 0.6% (Continued)
Hackett Group, Inc. (The) (a)	14,690	$41,279
Heartland Payment Systems, Inc.	2,200	40,436
Integral Systems, Inc. (a)	14,421	125,751
Mantech International Corporation - Class A (a)	2,300	103,569
NCI, Inc. - Class A (a)	8,625	245,036
SRA International, Inc. (a)	21,002	484,726
TeleTech Holdings, Inc. (a)	26,090	431,790
Unisys Corporation (a)	39,580	1,109,032
		6,238,978
Semiconductors & Semiconductor Equipment — 1.8%
Actel Corporation (a)	7,799	121,040
Advanced Analogic Technologies, Inc. (a)	72,215	274,417
Amkor Technology, Inc. (a)	400	3,016
Applied Micro Circuits Corporation (a)	17,073	192,583
Atheros Communications, Inc. (a)	29,090	1,129,856
Cabot Microelectronics Corporation (a)	2,400	92,064
Cymer, Inc. (a)	48,156	1,644,527
Fairchild Semiconductor International, Inc. (a)	27,800	311,916
FEI Company (a)	200	4,500
FormFactor, Inc. (a)	120,588	1,810,026
Ikanos Communications, Inc. (a)	25,814	73,054
Integrated Device Technology, Inc. (a)	60,400	399,244
International Rectifier Corporation (a)	92,359	2,126,104
LDK Solar Company Ltd. (a)	139,532	1,085,559
Mattson Technology, Inc. (a)	36,840	165,780
MEMC Electronic Materials, Inc. (a)	2	26
Microsemi Corporation (a)	5,027	83,247
Microtune, Inc. (a)	25,670	68,796
Mindspeed Technologies, Inc. (a)	11,000	110,330
MKS Instruments, Inc. (a)	26,000	589,680
Monolithic Power Systems, Inc. (a)	20,034	493,838
Nanometrics, Inc. (a)	9,000	96,300
NetLogic Microsystems, Inc. (a)	17,800	554,826
Nova Measuring Instruments Ltd. (a)	6,200	34,348
NVE Corporation (a)	400	19,292
OmniVision Technologies, Inc. (a)	104,942	1,842,782
Pericom Semiconductor Corporation (a)	4,556	53,214
Photronics, Inc. (a)	42,300	230,535
Power Integrations, Inc.	6,600	253,968
QuickLogic Corporation (a)	2,700	9,666
Rubicon Technology, Inc. (a)	70,527	1,914,103
Sigma Designs, Inc. (a)	104,683	1,241,540
Silicon Laboratories, Inc. (a)	9,100	439,985
Skyworks Solutions, Inc. (a)	39,300	661,812
Supertex, Inc. (a)	52,383	1,414,865
Ultra Clean Holdings, Inc. (a)	17,200	169,764
White Electronic Designs Corporation (a)	12,615	88,305
		19,804,908

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Information Technology — 9.6% (Continued)
Software — 1.8%
Actuate Corporation (a)	300	$1,698
American Software, Inc. - Class A	9,732	62,188
ArcSight, Inc. (a)	3,400	77,282
Ariba, Inc. (a)	9,000	128,430
Blackboard, Inc. (a)	10,600	451,030
Callidus Software, Inc. (a)	2,200	6,974
CommVault Systems, Inc. (a)	6,900	144,555
Concur Technologies, Inc. (a)	13,106	549,272
Deltek, Inc. (a)	100	787
Ebix, Inc. (a)	36,855	599,631
Epicor Software Corporation (a)	1,600	14,688
EPIQ Systems, Inc. (a)	4,401	53,032
ePlus, Inc. (a)	425	7,909
Fair Isaac Corporation	61,773	1,300,939
FalconStor Software, Inc. (a)	11,912	35,617
Informatica Corporation (a)	10,471	261,880
Magma Design Automation, Inc. (a)	127,900	460,440
Manhattan Associates, Inc. (a)	45,281	1,297,754
MicroStrategy, Inc. - Class A (a)	3,587	274,764
Midway Games, Inc. (a)	51,015	612
Net 1 UEPS Technologies, Inc. (a)	30,900	506,760
NetSuite, Inc. (a)	75,181	1,059,300
Pegasystems, Inc.	43,819	1,387,748
PROS Holdings, Inc. (a)	1,500	13,650
Rosetta Stone, Inc. (a)	4,506	116,435
S1 Corporation (a)	95,000	586,150
Smith Micro Software, Inc. (a)	2,500	23,725
Sonic Solutions, Inc. (a)	61,400	770,570
SuccessFactors, Inc. (a)	18,658	390,512
Synopsys, Inc. (a)	25,001	567,773
Take-Two Interactive Software, Inc. (a)	260,913	2,836,124
TeleCommunication Systems, Inc. (a)	18,100	125,071
THQ, Inc. (a)	23,153	175,963
TiVo, Inc. (a)	109,005	1,909,768
Tyler Technologies, Inc. (a)	56,119	956,268
Ultimate Software Group, Inc. (The) (a)	24,700	826,215
VASCO Data Security International, Inc. (a)	40,786	264,293
VirnetX Holding Corporation (a)	55,004	294,271
Wave Systems Corporation (a)	33,700	134,463
Websense, Inc. (a)	10,100	229,977
		18,904,518
Materials — 3.2%
Chemicals — 1.2%
A. Schulman, Inc.	15,700	408,357
Altair Nanotechnologies, Inc. (a)	168,552	98,434
American Vanguard Corporation	33,544	271,706
Ampal-American Israel Corporation - Class A (a)	2,400	5,424
Arch Chemicals, Inc.	320	10,883

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Materials — 3.2% (Continued)
Chemicals — 1.2% (Continued)
Balchem Corporation	3,900	$101,166
Cabot Corporation	52,268	1,700,801
Calgon Carbon Corporation (a)	54,049	837,760
China Agritech, Inc. (a)	11,500	190,095
China Green Agriculture, Inc. (a)	45,760	580,237
Cytec Industries, Inc.	5,500	264,330
Georgia Gulf Corporation (a)	17,900	367,666
Hawkins, Inc.	37,443	1,004,221
ICO, Inc.	36,708	314,588
Innospec, Inc. (a)	3,300	43,923
International Flavors & Fragrances, Inc.	5,466	273,792
Intrepid Potash, Inc. (a)	79,427	2,085,753
Landec Corporation (a)	4,000	24,520
Methanex Corporation	2,100	48,678
Minerals Technologies, Inc.	100	5,770
Nalco Holding Company	43,680	1,080,206
OM Group, Inc. (a)	1,000	37,750
Quaker Chemical Corporation	11,645	366,468
Scotts Miracle-Gro Company (The) - Class A	9,450	457,853
Senomyx, Inc. (a)	300	1,281
ShengdaTech, Inc. (a)	6,000	41,340
Spartech Corporation (a)	5,300	75,472
Stepan Company	1,200	90,900
Yongye International, Inc. (a)	3,300	25,179
Zep, Inc.	6,700	123,548
Zoltek Companies, Inc. (a)	175,893	1,730,787
		12,668,888
Construction Materials — 0.3%
Eagle Materials, Inc.	53,823	1,715,339
Headwaters, Inc. (a)	6,400	38,400
Texas Industries, Inc.	55,330	2,093,687
		3,847,426
Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	5,604	154,839
Bemis Company, Inc.	13,300	404,453
Greif, Inc. - Class A	3,800	224,884
Pactiv Corporation (a)	15,008	381,353
Rock-Tenn Company	5,800	299,280
Silgan Holdings, Inc.	5,700	343,881
		1,808,690
Metals & Mining — 1.2%
AK Steel Holding Corporation	94,500	1,582,875
Allied Nevada Gold Corporation (a)	3,400	62,152
AMCOL International Corporation	62,460	1,795,100
Carpenter Technology Corporation	6,200	243,474
China Natural Resources, Inc. (a)	21	242
China Precision Steel, Inc. (a)	136,139	280,446
Commercial Metals Company	133,900	1,992,432

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Materials — 3.2% (Continued)
Metals & Mining — 1.2% (Continued)
Entrée Gold, Inc. (a)	200	$542
General Steel Holdings, Inc. (a)	128,286	478,507
Golden Star Resources Ltd. (a)	3,100	14,043
Great Basin Gold Ltd. (a)	158,908	300,336
Horsehead Holding Corporation (a)	2,500	29,700
Kaiser Aluminum Corporation	2,300	92,437
Northern Dynasty Minerals Ltd. (a)	1,800	17,010
NovaGold Resources, Inc. (a)	100	885
Olympic Steel, Inc.	26,339	837,054
Pan American Silver Corporation	7,600	201,248
Paramount Gold and Silver Corporation (a)	53,162	101,008
Reliance Steel & Aluminum Company	16,624	811,418
RTI International Metals, Inc. (a)	23,245	628,777
Seabridge Gold, Inc. (a)	7,500	254,550
Stillwater Mining Company (a)	96,000	1,622,400
Tanzanian Royalty Exploration Corporation (a)	55,900	256,581
US Gold Corporation (a)	77,908	265,666
Worthington Industries, Inc.	102,405	1,635,408
		13,504,291
Paper & Forest Products — 0.3%
Buckeye Technologies, Inc. (a)	400	5,648
Clearwater Paper Corporation (a)	500	31,840
Deltic Timber Corporation	21,294	1,120,490
KapStone Paper and Packaging Corporation (a)	1,100	14,190
Mercer International, Inc. (a)	34,200	188,442
Neenah Paper, Inc.	2,300	40,250
Orient Paper, Inc. (a)	2,797	29,033
P.H. Glatfelter Company	12,800	188,032
Schweitzer-Mauduit International, Inc.	20,348	1,158,208
Wausau Paper Corporation (a)	29,048	257,075
		3,033,208
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc.	134,102	1,147,913
Cbeyond, Inc. (a)	109,504	1,684,172
Cincinnati Bell, Inc. (a)	240,062	809,009
Cogent Communications Group, Inc. (a)	600	6,126
General Communication, Inc. (a)	4,102	25,227
Global Crossing Ltd. (a)	14,700	218,295
HickoryTech Corporation	1,101	9,325
Iowa Telecommunications Services, Inc.	500	8,420
Iridium Communications, Inc. (a)	6,200	49,972
Neutral Tandem, Inc. (a)	112,900	1,913,655
Premiere Global Services, Inc. (a)	47,621	446,209
		6,318,323
Wireless Telecommunication Services — 0.1%
Leap Wireless International, Inc. (a)	48,200	883,024
Shenandoah Telecommunications Company	180	3,197

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.9% (Continued)	Shares	Value
Telecommunication Services — 0.7% (Continued)
Wireless Telecommunication Services — 0.1% (Continued)
USA Mobility, Inc. (a)	43,699	$609,164
		1,495,385
Utilities — 0.7%
Electric Utilities — 0.2%
Central Vermont Public Service Corporation	900	19,629
El Paso Electric Company (a)	160	3,400
Empire District Electric Company (The)	3,900	76,089
Hawaiian Electric Industries, Inc.	70,510	1,646,409
MGE Energy, Inc.	1,100	40,436
Unitil Corporation	13,314	293,973
		2,079,936
Gas Utilities — 0.2%
Chesapeake Utilities Corporation	999	30,090
China Natural Gas, Inc. (a)	44,100	400,869
Northwest Natural Gas Company	2,635	124,873
Piedmont Natural Gas, Inc.	15,800	434,500
WGL Holdings, Inc.	13,323	476,164
		1,466,496
Multi-Utilities — 0.1%
Black Hills Corporation	37,403	1,230,185
CH Energy Group, Inc.	1,958	81,100
NorthWestern Corporation	500	15,110
		1,326,395
Water Utilities — 0.2%
Aqua America, Inc.	92,895	1,702,765
Consolidated Water Company Ltd.	17,288	244,625
SJW Corporation	4,737	130,173
Southwest Water Company	2,300	24,541
		2,102,104

Total Common Stocks (Proceeds $657,661,014)		$712,069,517

CLOSED-END FUNDS — 0.0%	Shares	Value
Alpine Total Dynamic Dividend Fund	10,150	$90,437
Federated Premier Municipal Income Fund	1,250	18,687
PIMCO Global StocksPLUS & Income Fund	497	9,632
Total Closed-End Funds (Proceeds $120,948)		$118,756

Total Securities Sold Short — 65.9% (Proceeds $657,781,962)		$712,188,273

(a)	Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)

COMMON STOCKS — 98.6%	Shares	Value
Consumer Discretionary — 15.1%
Auto Components — 0.9%
Goodyear Tire & Rubber Company (The) (a)	7,900	$106,097
Other Auto Components (b)		168,095
		274,192
Distributors — 0.2%
Other Distributors (b)		80,028

Diversified Consumer Services — 0.9%
Sotheby's	3,000	100,200
Other Diversified Consumer Services (b)		201,828
		302,028
Hotels, Restaurants & Leisure — 2.6%
Other Hotels, Restaurants & Leisure (b)		829,549

Household Durables — 0.3%
Other Household Durables (b)		93,568

Internet & Catalog Retail — 0.8%
Overstock.com, Inc. (a)	8,301	153,568
Other Internet & Catalog Retail (b)		104,808
		258,376
Leisure Equipment & Products — 0.3%
Other Leisure Equipment & Products (b)		106,333

Media — 2.1%
Cinemark Holdings, Inc.	6,000	109,560
Other Media (b)		552,939
		662,499
Multi-Line Retail — 1.0%
Other Multi-Line Retail (b)		313,429

Specialty Retail — 3.2%
Pier 1 Imports, Inc. (a)	14,600	120,888
Other Specialty Retail (b)		928,359
		1,049,247
Textiles, Apparel & Luxury Goods — 2.8%
G-III Apparel Group Ltd. (a)	3,499	100,072
Movado Group, Inc. (a)	12,400	153,884
Quiksilver, Inc. (a)	29,000	154,570
Other Textiles, Apparel & Luxury Goods (b)		494,651
		903,177
Consumer Staples — 3.4%
Beverages — 0.1%
Other Beverages (b)		34,045

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Value
Consumer Staples — 3.4% (Continued)
Food & Staples Retailing — 0.4%
PriceSmart, Inc.	4,353	$108,302
Other Food & Staples Retailing (b)		14,421
		122,723
Food Products — 1.6%
Corn Products International, Inc.	3,505	126,180
Del Monte Foods Company	8,000	119,520
Other Food Products (b)		262,117
		507,817
Household Products — 0.2%
Other Household Products (b)		67,641

Personal Products — 0.8%
Other Personal Products (b)		267,811

Tobacco — 0.3%
Other Tobacco (b)		82,195

Energy — 6.4%
Energy Equipment & Services — 2.2%
Other Energy Equipment & Services (b)		716,438

Oil, Gas & Consumable Fuels — 4.2%
Other Oil, Gas & Consumable Fuels (b)		1,360,680

Financials — 17.5%
Capital Markets — 4.2%
BlackRock Kelso Capital Corporation	9,500	100,795
Duff & Phelps Corporation	6,500	102,050
Other Capital Markets (b)		1,144,721
		1,347,566
Commercial Banks — 3.0%
Popular, Inc. (a)	38,070	149,996
Other Commercial Banks (b)		806,389
		956,385
Consumer Finance — 1.7%
Other Consumer Finance (b)		546,559

Diversified Financial Services — 0.6%
Other Diversified Financial Services (b)		212,092

Insurance — 4.2%
American Financial Group, Inc.	3,600	105,948
Argo Group International Holdings Ltd.	3,400	112,166
HCC Insurance Holdings, Inc.	3,900	106,041
Other Insurance (b)		1,037,683
		1,361,838
Real Estate Investment Trusts — 2.9%
Chimera Investment Corporation	35,700	145,299

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Value
Financials — 17.5% (Continued)
Real Estate Investment Trusts — 2.9% (Continued)
Hersha Hospitality Trust	25,088	$144,758
Other Real Estate Investment Trusts (b)		662,693
		952,750
Thrifts & Mortgage Finance — 0.9%
Other Thrifts & Mortgage Finance (b)		289,804

Health Care — 12.3%
Biotechnology — 2.4%
SIGA Technologies, Inc. (a)	15,500	106,485
Other Biotechnology (b)		689,705
		796,190
Health Care Equipment & Supplies — 3.1%
Sirona Dental Systems, Inc. (a)	2,400	100,056
STERIS Corporation	3,100	103,168
Teleflex, Inc.	1,700	104,244
Other Health Care Equipment & Supplies (b)		691,162
		998,630
Health Care Providers & Services — 4.5%
Almost Family, Inc. (a)	2,400	101,664
Res-Care, Inc. (a)	9,925	115,527
Other Health Care Providers & Services (b)		1,230,047
		1,447,238
Health Care Technology — 0.7%
Other Health Care Technology (b)		226,132

Life Sciences Tools & Services — 0.8%
Bruker Corporation (a)	6,700	102,443
Other Life Sciences Tools & Services (b)		145,878
		248,321
Pharmaceuticals — 0.8%
ViroPharma, Inc. (a)	8,100	103,032
Other Pharmaceuticals (b)		153,975
		257,007
Industrials — 14.4%
Aerospace & Defense — 1.8%
GenCorp, Inc. (a)	19,483	121,184
Other Aerospace & Defense (b)		470,007
		591,191
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc. (a)	19,600	107,800
Other Air Freight & Logistics (b)		119,541
		227,341
Airlines — 2.4%
AMR Corporation (a)	14,500	107,010
Other Airlines (b)		679,589
		786,599

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Value
Industrials — 14.4% (Continued)
Building Products — 0.5%
Other Building Products (b)		$147,368

Commercial Services & Supplies — 2.4%
Other Commercial Services & Supplies (b)		771,776

Construction & Engineering — 0.2%
Other Construction & Engineering (b)		79,782

Electrical Equipment — 0.8%
Other Electrical Equipment (b)		251,181

Machinery — 2.4%
Other Machinery (b)		761,161

Marine — 0.5%
Other Marine (b)		173,703

Professional Services — 0.7%
Other Professional Services (b)		233,911

Road & Rail — 0.9%
Other Road & Rail (b)		296,732

Trading Companies & Distributors — 1.0%
United Rentals, Inc. (a)	7,700	110,572
Other Trading Companies & Distributors (b)		198,384
		308,956
Transportation Infrastructure — 0.1%
Other Transportation Infrastructure (b)		20,992

Information Technology — 22.0%
Communications Equipment — 3.0%
Acme Packet, Inc. (a)	4,800	125,472
Brocade Communications Systems, Inc. (a)	19,680	127,723
Sonus Networks, Inc. (a)	43,600	112,924
Other Communications Equipment (b)		609,740
		975,859
Computers & Peripherals — 2.1%
Lexmark International, Inc. - Class A (a)	3,400	125,970
Other Computers & Peripherals (b)		538,000
		663,970
Electronic Equipment, Instruments & Components — 2.8%
Power-One, Inc. (a)	15,000	117,900
Richardson Electronics Ltd.	11,800	135,582
Other Electronic Equipment, Instruments & Components (b)		666,880
		920,362

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Value
Information Technology — 22.0% (Continued)
Internet Software & Services — 2.2%
Other Internet Software & Services (b)		$703,871

IT Services — 2.0%
Acxiom Corporation (a)	5,586	106,581
Other IT Services (b)		535,030
		641,611
Semiconductors & Semiconductor Equipment — 6.0%
Integrated Silicon Solution, Inc. (a)	8,950	110,354
Lattice Semiconductor Corporation (a)	26,800	141,236
OmniVision Technologies, Inc. (a)	5,945	104,394
Semtech Corporation (a)	8,400	152,460
Other Semiconductors & Semiconductor Equipment (b)		1,416,161
		1,924,605
Software — 3.9%
Lawson Software, Inc. (a)	17,200	133,472
Novell, Inc. (a)	18,400	103,224
Progress Software Corporation (a)	4,000	129,000
Take-Two Interactive Software, Inc. (a)	9,800	106,526
Other Software (b)		797,445
		1,269,667
Materials — 5.0%
Chemicals — 2.3%
Other Chemicals (b)		743,356

Containers & Packaging — 0.8%
Sealed Air Corporation	5,300	113,950
Other Containers & Packaging (b)		149,141
		263,091
Metals & Mining — 1.2%
Hecla Mining Company (a)	19,691	117,555
Other Metals & Mining (b)		271,864
		389,419
Paper & Forest Products — 0.7%
Other Paper & Forest Products (b)		226,442

Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.4%
Other Diversified Telecommunication Services (b)		128,224

Wireless Telecommunication Services — 0.3%
Other Wireless Telecommunication Services (b)		87,987

Utilities — 1.8%
Electric Utilities — 0.6%
NV Energy, Inc.	8,500	106,165
Other Electric Utilities (b)		102,795
		208,960

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Value
Utilities — 1.8% (Continued)
Gas Utilities — 1.0%
Energen Corporation	2,300	$112,401
Other Gas Utilities (b)		215,528
		327,929
Independent Power Producers & Energy Traders — 0.2%
Other Independent Power Producers & Energy Traders (b)		58,940

Total Common Stocks (Cost $29,259,001)		$31,857,274

MONEY MARKET FUNDS — 3.7%	Shares	Value
UMB Money Market Fiduciary, 0.03% (c) (Cost $1,194,599)	1,194,599	$1,194,599

Total Investments at Value — 102.3% (Cost $30,453,600)		$33,051,873

Liabilities in Excess of Other Assets — (2.3%)		(737,352)

Net Assets — 100.0%		$32,314,521

(a)	Non-income producing security.

(b)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2010.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2010 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund
ASSETS
Investments in securities:
At acquisition cost	$989,395,645	$30,453,600
At value (Note 2)	$1,087,475,575	$33,051,873
Deposits with brokers for securities sold short (Note 2)	746,237,165	—
Dividends and interest receivable	339,814	6,205
Receivable for investment securities sold	141,486,624	2,534,849
Receivable for capital shares sold	1,789,587	128,795
Other assets	73,353	22,021
TOTAL ASSETS	1,977,402,118	35,743,743

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $657,781,962)	712,188,273	—
Payable for investment securities purchased	180,494,368	3,392,657
Payable for capital shares redeemed	725,084	—
Dividends payable on securities sold short (Note 2)	163,257	—
Payable to Adviser (Note 4)	2,039,467	15,115
Payable to administrator (Note 4)	109,200	7,900
Other accrued expenses and liabilities	872,555	13,550
TOTAL LIABILITIES	896,592,204	3,429,222

NET ASSETS	$1,080,809,914	$32,314,521

Net assets consist of:
Paid-in capital	$1,008,748,869	$27,060,034
Accumulated net investment loss	(14,544,087)	(125,104)
Accumulated net realized gains from security transactions	42,931,513	2,781,318
Net unrealized appreciation (depreciation) on:
Investments	98,079,930	2,598,273
Short positions	(54,406,311)	—
Net assets	$1,080,809,914	$32,314,521

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	69,564,206	2,657,000

Net asset value, redemption price and offering price per share (a) (Note 2)	$15.54	$12.16

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2010 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund
INVESTMENT INCOME
Dividends	$6,571,542	$117,981
Foreign tax withholding	(3,497)	(80)
Interest	197,862	63
TOTAL INVESTMENT INCOME	6,765,907	117,964

EXPENSES
Investment advisory fees (Note 4)	11,071,756	185,897
Brokerage expense on securities sold short (Note 2)	5,386,185	—
Dividend expense on securities sold short (Note 2)	3,612,840	—
Administration fees (Note 4)	357,950	17,095
Accounting services fees (Note 4)	145,304	16,140
Custodian fees	128,440	22,166
Transfer agent fees (Note 4)	137,894	9,000
Registration fees	67,737	15,449
Postage and supplies	44,616	3,680
Pricing fees	31,156	7,238
Professional fees	25,227	12,929
Printing of shareholder reports	29,284	3,843
Compliance service fees (Note 4)	12,000	12,000
Trustees’ fees and expenses	11,495	11,495
Insurance expense	16,443	773
Borrowing costs (Note 5)	9,018	62
Other expenses	8,407	3,910
TOTAL EXPENSES	21,095,752	321,677
Fees waived by the Adviser (Note 4)	—	(78,609)
Plus previously waived investment advisory fees recovered by the Adviser (Note 4)	214,244	—
NET EXPENSES	21,309,996	243,068

NET INVESTMENT LOSS	(14,544,089)	(125,104)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY
Net realized gains (losses) from:
Investments	172,481,394	3,420,641
Securities sold short	(87,239,175)	(1,623)
Foreign currency transactions	2	—
Net change in unrealized appreciation (depreciation) on:
Investments	64,758,695	2,700,300
Securities sold short	(92,257,287)	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	57,743,629	6,119,318

NET INCREASE IN NET ASSETS FROM OPERATIONS	$43,199,540	$5,994,214

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment loss	$(14,544,089)	$(13,332,617)
Net realized gains (losses) from:
Investments	172,481,394	95,615,019
Short positions	(87,239,175)	(101,104,859)
Foreign currency transactions	2	2,046
Net change in unrealized appreciation (depreciation) on:
Investments	64,758,695	97,297,681
Short positions	(92,257,287)	(1,580,141)
Net increase in net assets from operations	43,199,540	76,897,129

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(6,035,121)	(7,411,156)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	319,898,497	580,278,792
Net asset value of shares issued in reinvestment of distributions to shareholders	5,396,118	6,647,525
Proceeds from redemption fees collected (Note 2)	171,411	960,365
Payments for shares redeemed	(110,229,988)	(207,527,157)
Net increase in net assets from capital share transactions	215,236,038	380,359,525

TOTAL INCREASE IN NET ASSETS	252,400,457	449,845,498

NET ASSETS
Beginning of period	828,409,457	378,563,959
End of period	$1,080,809,914	$828,409,457

ACCUMULATED NET INVESTMENT LOSS	$(14,544,087)	$—

CAPITAL SHARE ACTIVITY
Shares sold	20,834,032	41,291,307
Shares issued in reinvestment of distributions to shareholders	355,008	529,683
Shares redeemed	(7,156,807)	(14,869,822)
Net increase in shares outstanding	14,032,233	26,951,168
Shares outstanding, beginning of period	55,531,973	28,580,805
Shares outstanding, end of period	69,564,206	55,531,973

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment loss	$(125,104)	$(34,717)
Net realized gains (losses) from:
Investments	3,420,641	(527,001)
Short positions	(1,623)	(218)
Net change in unrealized appreciation (depreciation) on investments	2,700,300	1,407,015
Net increase in net assets from operations	5,994,214	845,079

FROM DISTRIBUTIONS
Distributions from net investment income	—	(4,055)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,492,051	14,594,124
Net asset value of shares issued in reinvestment of distributions to shareholders	—	3,976
Proceeds from redemption fees collected (Note 2)	13,775	10,459
Payments for shares redeemed	(2,808,583)	(1,879,603)
Net increase in net assets from capital share transactions	9,697,243	12,728,956

TOTAL INCREASE IN NET ASSETS	15,691,457	13,569,980

NET ASSETS
Beginning of period	16,623,064	3,053,084
End of period	$32,314,521	$16,623,064

ACCUMULATED NET INVESTMENT LOSS	$(125,104)	$—

CAPITAL SHARE ACTIVITY
Shares sold	1,130,590	1,605,044
Shares issued in reinvestment of distributions to shareholders	—	655
Shares redeemed	(256,102)	(272,096)
Net increase in shares outstanding	874,488	1,333,603
Shares outstanding, beginning of period	1,782,512	448,909
Shares outstanding, end of period	2,657,000	1,782,512

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Period Ended June 30, 2005(a)
Net asset value at beginning of period	$14.92		$13.25	$15.59		$14.59	$12.44	$10.37	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.21)		(0.24)	(0.09)		(0.23)	0.01	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	0.93		2.13	(2.27)		1.56	2.35	2.12	0.49
Total from investment operations	0.72		1.89	(2.36)		1.33	2.36	2.08	0.38
Less distributions:
Distributions from net investment income	—		—	—		(0.01)	—	—	—
Distributions from net realized gains from security transactions	(0.10)		(0.25)	—		(0.40)	(0.22)	(0.01)	—
Distributions in excess of net realized gains (losses) from security transactions	—		—	—		—	—	—	(0.01)
Total distributions	(0.10)		(0.25)	—		(0.41)	(0.22)	(0.01)	(0.01)
Proceeds from redemption fees collected (Note 2)	0.00	(c)	0.03	0.02		0.08	0.01	0.00 (c)	0.00	(c)
Net asset value at end of period	$15.54		$14.92	$13.25		$15.59	$14.59	$12.44	$10.37
Total return (d)	4.85%	(e)	14.86%	(15.01%	)(e)	9.93%	19.18%	20.04%	3.77%	(e)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,080,810		$828,409	$378,564		$271,239	$211,386	$22,478	$8,101
Ratio of gross expenses to average net assets	4.32%	(h)	4.70%	4.60%	(h)	4.05%	3.30%	5.10%	6.82%	(h)
Ratio of net expenses to average net assets (f)	4.32%	(h)	4.67%	4.55%	(h)	3.94%	3.07%	3.21%	3.26%	(h)
Ratio of net expenses to average net assets excluding dividend expense (f) (g)	3.59%	(h)	3.84%	3.68%	(h)	2.80%	2.48%	2.49%	2.49%	(h)
Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f) (g)	2.50%	(h)	2.49%	2.49%	(h)	2.50%	2.48%	2.49%	2.49%	(h)
Ratio of net investment income (loss) to average net assets	(2.95%	)(h)	(2.32% )	(2.24%	)(h)	(2.15% )	0.09%	(0.69% )	(1.77%	)(h)
Portfolio turnover rate	300%	(e)	429%	204%	(e)	536%	492%	398%	368%	(h)

(a)	Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)	Fund changed fiscal year end to October 31.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio was determined after advisory fee waivers and expense reimbursements.

(g)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 1.83%(h), 2.18%, 2.06%(h), 1.44%, 0.59%, 0.72% and 0.77%(h) of average net assets for the periods ended April 30, 2010, October 31, 2009 and 2008 and June 30, 2008, 2007, 2006 and 2005, respectively.

(h)	Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007		Period Ended June 30, 2006(a)
Net asset value at beginning of period	$9.33		$6.80	$9.31		$13.08	$10.39		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.02)	0.01		(0.18)	(0.07)		(0.01)
Net realized and unrealized gains (losses) on investments	2.87		2.55	(2.52)		(1.79)	2.76		0.40
Total from investment operations	2.82		2.53	(2.51)		(1.97)	2.69		0.39

Less distributions:
Distributions from net investment income	—		(0.01)	—		—	—		—
Distributions from net realized gains from security transactions	—		—	—		(1.80)	(0.00	)(c)	—
Total distributions	—		(0.01)	—		(1.80)	(0.00)		—

Proceeds from redemption fees collected (Note 2)	0.01		0.01	0.00	(c)	0.00 (c)	0.00	(c)	—

Net asset value at end of period	$12.16		$9.33	$6.80		$9.31	$13.08		$10.39

Total return (d)	30.33%	(e)	37.41%	(26.96%	)(e)	(16.40% )	25.93%		3.90%	(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$32,315		$16,623	$3,053		$4,581	$5,638		$3,932

Ratio of gross expenses to average net assets	2.81%	(g)	5.14%	4.44%	(g)	5.57%	5.14%		8.18%	(g)

Ratio of net expenses to average net assets (f)	2.12%	(g)	1.88%	0.88%	(g)	2.72%	2.03%		1.72%	(g)

Ratio of net expenses to average net assets excluding borrowing costs (f)	2.12%	(g)	1.87%	0.87%	(g)	2.68%	2.03%		1.72%	(g)

Ratio of net investment income (loss) to average net assets	(1.09%	)(g)	(0.63% )	0.28%	(g)	(1.76% )	(0.69%	)	(0.69%	)(g)

Portfolio turnover rate	308%	(e)	320%	123%	(e)	269%	419%		184%	(g)

(a)	Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)	Fund changed fiscal year end to October 31.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio was determined after advisory fee waivers and expense reimbursements.

(g)	Annualized.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2010 (Unaudited)

1.  Organization

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a “Fund”, and collectively, the “Funds”) are each a diversified series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust’s organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the “Adviser”), the investment adviser to the Fund. The TFS Market Neutral Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which we define as the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

The TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

The TFS Market Neutral Fund is currently closed to new purchases, except as described further in the Fund’s prospectus.

2.  Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities valuation – The Funds’ portfolio securities are valued at their value as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of April 30, 2010:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$991,410,310	$—	$—	$991,410,310
Common Stocks – Sold Short	(712,069,517)	—	—	(712,069,517)
Closed-End Funds	56,909,253	—	—	56,909,253
Closed-End Funds – Sold Short	(118,756)	—	—	(118,756)
Rights	10,472	—	—	10,472
Money Market Funds	39,145,540	—	—	39,145,540
Total	$375,287,302	$—	$—	$375,287,302

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$31,857,274	$—	$—	$31,857,274
Money Market Funds	1,194,599	—	—	1,194,599
Total	$33,051,873	$—	$—	$33,051,873

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1 inputs by security type and industry type.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended April 30, 2010 and October 31, 2009, proceeds from redemption fees totaled $171,411 and $960,365, respectively, for the TFS Market Neutral Fund and $13,775 and $10,459, respectively, for the TFS Small Cap Fund.

Investment income/expense – Dividend income/expense is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2010 and October 31, 2009 was as follows:

	Period Ended	Ordinary Income	Total Distributions
TFS Market Neutral Fund	4/30/2010	$6,035,121	$6,035,121
	10/31/2009	$7,411,156	$7,411,156
TFS Small Cap Fund	4/30/2010	$—	$—
	10/31/2009	$4,055	$4,055

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund engages in short selling as a principal investment strategy while the TFS Small Cap Fund does not. The TFS Small Cap Fund intends to limit its exposure to short positions to 5% of its net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of April 30, 2010:

	TFS Market Neutral Fund	TFS Small Cap Fund
Tax cost of portfolio investments and securities sold short	$400,947,280	$30,751,073
Gross unrealized appreciation	$128,373,979	$3,032,237
Gross unrealized depreciation	(154,033,957)	(731,437)
Net unrealized appreciation (depreciation)	(25,659,978)	2,300,800
Accumulated net investment loss	(14,544,087)	(125,104)
Capital loss carryforwards	—	(519,677)
Other gains	112,265,110	3,598,468
Total accumulated earnings	$72,061,045	$5,254,487

The difference between the federal income tax cost of portfolio of investments and securities sold short and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2009, the TFS Small Cap Fund had capital loss carryforwards for federal income tax purposes of $519,677. These capital loss carryforwards, which may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders, and expire on the following dates:

Expires	TFS Small Cap Fund
June 30, 2016	$16,913
October 31, 2016	$87,298
October 31, 2017	$415,466

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (June 30, 2006 through October 31, 2009) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Investment Transactions

During the six months ended April 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $2,822,341,872 and $2,804,634,844, respectively, for the TFS Market Neutral Fund and $79,438,219 and $70,136,761, respectively, for the TFS Small Cap Fund.

4.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. Effective as of March 1, 2010, the Investment Advisory Agreement for the TFS Small Cap Fund was amended to revise the investment advisory fee structure. The amended advisory fee for the TFS Small Cap Fund is a fixed fee that is computed at the annual rate of 1.25% of its average daily net assets and replaces the previous performance fee structure.

As part of the amendment to its Investment Advisory Agreement, the TFS Small Cap Fund, for a transition period of 12 months beginning on March 1, 2010, will pay the Adviser the lesser of the 1.25% fee (the “Fixed Fee”) or the Fixed Fee adjusted for the Fund’s performance relative to its benchmark, the Russell 2000 Index plus 2.50% (“Benchmark”), for the applicable performance period. The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes. During periods where the TFS Small Cap Fund outperforms the Benchmark for the relevant performance period, the Adviser will be paid the Fixed Fee. During periods where the TFS Small Cap Fund underperforms the Benchmark for the relevant performance period, the Fixed Fee will be decreased by one basis point (0.01%) for every two basis points (0.02%) of such underperformance, to a minimum fee of 0.00% per annum. As a result, effective March 1, 2010, the maximum fee that the Adviser will receive from the TFS Small Cap Fund is 1.25% per annum of average daily net assets. During the six months ended April 30, 2010, investment advisory fees paid by the TFS Small Cap Fund were increased $43,118 above the Fixed Fee pursuant to the performance fee adjustment that was in place prior to March 1, 2010.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit each Fund’s aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of the TFS Market Neutral Fund’s average daily net assets and 1.75% of the TFS Small Cap Fund’s average daily net assets. Prior to March 1, 2010, the TFS Small Cap Fund’s expense cap was calculated prior to the performance fee adjustment, if any. Therefore, it was possible that the TFS Small Cap Fund’s annual ordinary operating expenses could exceed the 1.75% cap. As a result of these agreements, during the six months ended April 30, 2010, the Adviser reduced its investment advisory fees by $78,609 with respect to the TFS Small Cap Fund. There were no fee reductions by the Adviser for the TFS Market Neutral Fund Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50% and 1.75%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. During the six months ended April 30, 2010, the Adviser recouped $214,244 of previous fee reductions from the TFS Market Neutral Fund. As of April 30, 2010, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $319,483 and $479,503, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	June 30, 2010	June 30, 2011	October 31, 2011	October 31, 2012	April 30, 2013
TFS Market Neutral Fund	$-	$91,740	$60,676	$167,067	$-
TFS Small Cap Fund	$27,290	$142,256	$51,491	$179,857	$78,609

The President of the Trust is also a Principal of the Adviser.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. For these services, Drake receives $2,000 per month from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million, 0.125% of such assets between $50 million and $100 million, 0.10% of such assets between $100 million and $250 million, 0.075% of such assets between $250 million and $500 million, and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average gross daily assets. In addition, the Fund pays $1 per portfolio trade in excess of 1,000 portfolio trades per month. For the performance of these services, the TFS Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Borrowing Costs

During the six months ended April 30, 2010, the TFS Market Neutral Fund and the TFS Small Cap Fund incurred $9,018 and $62 of borrowing costs, respectively. As of April 30, 2010, the Funds had no outstanding borrowings. The average outstanding borrowings for the six months ended April 30, 2010 for the TFS Market Neutral Fund include 121 days of $0 borrowings and 163 days of $0 borrowings for the TFS Small Cap Fund. The average outstanding borrowing and average interest rate on borrowings during the six months ended April 30, 2010 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$1,454,565	1.21%
TFS Small Cap Fund	$16,743	1.56%

6.  Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.  Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8.  Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period and held until the end of the period (November 1, 2009 through April 30, 2010).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value Nov. 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,048.50	$ 21.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,003.37	$ 21.46

TFS Small Cap Fund

	Beginning Account Value Nov. 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,303.30	$ 12.11
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.28	$ 10.59

*
Expenses are equal to the annualized expense ratio of 4.32% and 2.12%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the applicable period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFS SMALL CAP FUND APPROVAL OF AMENDED INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved an amended Investment Advisory Agreement for the TFS Small Cap Fund (“Amended Advisory Agreement”), at an in-person meeting, held on December 18, 2009, at which all of the Trustees were present. The Trustees were advised by independent counsel of their fiduciary obligations in approving the Amended Advisory Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Amended Advisory Agreement and whether the Amended Advisory Agreement is in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the potential profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. At this meeting, the Independent Trustees reviewed and discussed the proposed approval of the Amended Advisory Agreement with management of the Adviser and also met outside the presence of management with their counsel. In considering the Amended Advisory Agreement and reaching their conclusions, the Board of Trustees reviewed and analyzed various factors it determined were relevant, including the factors described below and came to the following conclusions:

(i)
The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services being provided to the Fund by the Adviser. They discussed the responsibilities of the Adviser under the Amended Advisory Agreement and the Adviser’s compensation under the Amended Advisory Agreement. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operating personnel. They noted the Adviser’s commitment to continue managing the Fund at a very high level and the Adviser’s representation that the removal of the performance fee adjustment will not impact its professional and financial commitment to the Fund. After considering the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser have been and will continue to be satisfactory for the Fund.

(ii)
The investment performance of the Fund and the Adviser. In this regard, the Independent Trustees compared the performance of the Fund with that of the Russell 2000 Index, the Fund’s primary benchmark, over various periods ended October 31, 2009. It was noted by the Independent Trustees that the Fund has significantly outperformed the Russell 2000 Index over the one year, three year and since inception periods ended October 31, 2009. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “small cap blend” funds, which is the category to which the Fund has been assigned by Morningstar. The Independent Trustees noted that for the one year period ended October 31, 2009, the Fund’s 37.41% return was significantly higher than the performance of the average fund in the Morningstar small cap blend category (11.45%) over the same period. It was further noted that the Fund was in the top 5% of funds within the small cap blend category for both the one year and three year periods ended October 31, 2009. The Independent Trustees noted that the Fund has a five-star Morningstar rating overall and for three years. They also reviewed performance information with respect to the Adviser’s other managed accounts but concluded that none of these other

TFS SMALL CAP FUND APPROVAL OF AMENDED INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

accounts provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the Fund with the Fund’s investment objective and policies and the Adviser’s representation that the elimination of the performance fee adjustment will not impact the Adviser’s professional and financial commitment to the Fund. After a full consideration of the foregoing factors, the Independent Trustees concluded that the investment performance of the Fund has been above average.

(iii)
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Fund by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Independent Trustees considered the rate of the management fees paid by the Fund under the current Investment Advisory Agreement for the fiscal year ended October 31, 2009 and also considered the pro-forma fees that would have been paid under the Amended Advisory Agreement for the same period, and compared such fees to average management fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratio of the Fund for the fiscal year ended October 31, 2009 and the pro-forma expense ratio under the Amended Advisory Agreement for such year with the average expense ratio of comparable funds, focusing on other funds included in the Morningstar “small cap blend category.” It was noted by the Independent Trustees that the Fund’s actual management fee of 1.38% (including the performance fee adjustment) and its overall expense ratio of 1.88% were each significantly higher than the average management fee (0.77%) and average expense ratio (1.43%) for Morningstar’s “small cap blend” fund category. The Independent Trustees further noted that when the same comparisons were made using the pro-forma management fee of 1.25% and the pro-forma overall expense ratio of 1.75%, the Fund’s expense structure was still significantly higher than the averages for its Morningstar category although the comparisons were more favorable to the Fund under the Amended Advisory Agreement. The Independent Trustees further noted that, with respect to the Fund’s current Investment Advisory Agreement, the results of this type of comparison may differ significantly from year to year due to the performance fee adjustment and that, under the Amended Advisory Agreement, the Fund’s shareholders and potential investors can more accurately predict their costs of investing in the Fund. The Independent Trustees also considered the Fund’s strong performance record relative to the Russell 2000 Index since inception. They discussed the variability aspect of the performance fee adjustment, noting that despite the unpredictable nature of the current fee structure it is unlikely that the Amended Advisory Agreement will result in a fee increase in the near term assuming that the investment performance is competitive. The Independent Trustees also considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to the Fund through October 31, 2009. It was noted by the Independent Trustees that the Adviser has yet to recognize any profits with respect to its services to the Fund and, in fact, has yet to collect any management fees. It was further noted that not only has the Adviser not collected any of its management fees since the inception of the Fund, it has also reimbursed a significant amount of the Fund’s other operating expenses. The Independent Trustees next considered the Adviser’s commitment to continue (for the life of the Fund) to limit

TFS SMALL CAP FUND APPROVAL OF AMENDED INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the Fund’s annual operating expenses to 1.75% per annum of its average daily net assets. It was noted by the Independent Trustees that the Fund has been operating under an Expense Limitation Agreement that allows the Adviser to seek repayment from the Fund for any fee reductions or expense reimbursements for a period of three years after such fees and expenses were incurred, provided that such repayment does not cause the Fund’s annual operating expenses to exceed 1.75%. The Independent Trustees considered that pursuant to the Expense Limitation Agreement, as of October 31, 2009, the Adviser is entitled to recoup $468,998 of fee reductions and expense reimbursements. The Independent Trustees noted that the Adviser has agreed to continue its commitment to limit the Fund’s annual operating expenses to 1.75% for the life of the Fund. It was further noted by the Independent Trustees that the continuance of the Expense Limitation Agreement provides potential and current shareholders with a predictable cost structure. The Independent Trustees also reviewed the balance sheet of the Adviser as of October 31, 2009 and concluded that the Adviser has the necessary financial resources to serve as the Fund’s investment adviser. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Fund. After a full discussion and consideration of the foregoing, the Independent Trustees concluded that the fees to be paid by the Fund to the Adviser under the Amended Advisory Agreement are reasonable.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Independent Trustees considered the current net assets of the Fund and discussed the existing and proposed expense limitation arrangements between the Fund and the Adviser. They noted that the Adviser has not collected any of its management fees and continues to reimburse other expenses in order to limit the Fund’s overall expenses. The Independent Trustees discussed the Adviser’s past fee reductions and expense reimbursements, the Adviser’s ongoing commitment to hiring and maintaining top quality investment professionals and the Adviser’s continued investment in research and development. It was noted that, pursuant to the terms of the Expense Limitation Agreement, shareholders will not benefit from economies of scale during periods in which the Adviser is recovering from the Fund previous investment advisory fee reductions and/or operating expense reimbursements. The Independent Trustees concluded that, at the Fund’s current asset level, it would not be relevant to consider the extent to which economies of scale are being realized. The Independent Trustees noted that, to the extent that the Fund continues to grow, this factor will be a more important consideration for them. The Independent Trustees further determined that it is not necessary or appropriate to introduce fee breakpoints at the present time for the Fund.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Amended Advisory Agreement. The Trustees, including all of the Independent Trustees, concluded that the terms the Amended Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Small Cap Fund and the benefits received by the Adviser, that approval of the Amended Advisory Agreement is in the best interests of each Fund and its shareholders, and that the Amended Advisory Agreement should be presented to shareholders for review and approval.

TFS SMALL CAP FUND RESULTS OF A SPECIAL SHAREHOLDER MEETING OF SHAREHOLDERS (Unaudited)

On February 26, 2010, a Special Meeting of Shareholders of the TFS Small Cap Fund was held for the purpose of voting on the proposal to approve an amendment to the investment advisory agreement between TFS Capital Investment Trust, on behalf of the TFS Small Cap Fund, and TFS Capital LLC that replaces the performance fee adjustment with a fixed fee structure.

The total number of shares of the TFS Small Cap Fund present in person or by proxy was 1,128,401, which represented 53.50% of the shares entitled to vote at the meeting.

The proposal was approved by shareholders. The results of the voting were as follows:

For	Against	Abstain
1,024,420	80,222	23,759

CUSTOMER PRIVACY POLICY

We collect only information that is needed to serve you and administer your account.

In the process of serving you, we become stewards of your “nonpublic personal information” – information about you that is not available publicly. This information comes to us from the following sources:

• Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

• Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

• Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

We carefully limit and control the sharing of your information.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about customers or former customers to anyone, except as permitted to serve your account or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

We are committed to the privacy of your nonpublic personal information and will use strict security standards to safeguard it.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information. This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for TFS Capital Investment Trust (the “Trust”), TFS Capital LLC, the Trust’s investment adviser, and Ultimus Fund Distributors, LLC, the Trust’s principal underwriter.

TFS Capital LLC maintains a different privacy policy for other clients that it services; however, this policy will be the policy adhered to for all shareholders of the TFS Market Neutral Fund and TFS Small Cap Fund.

If you have any questions about the confidentiality of your customer information, please call 1-888-534-2001 to talk to a shareholder services representative.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

SCHEDULE I

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Consumer Discretionary - 13.9%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	3,700	$39,812
ArvinMeritor, Inc. (a) (b)	208,300	3,191,156
Ballard Power Systems, Inc. (a)	59,445	139,696
China Automotive Systems, Inc. (a)	24,645	548,105
China XD Plastics Company Ltd. (a)	16,400	112,012
Drew Industries, Inc. (a)	5,875	150,694
Exide Technologies (a)	22,200	131,868
Federal-Mogul Corporation (a) (b)	99,477	1,892,052
Goodyear Tire & Rubber Company (The) (a) (b)	346,165	4,648,996
Modine Manufacturing Company (a)	11,038	154,642
Raser Technologies, Inc. (a)	100	81
SORL Auto Parts, Inc. (a)	45,897	486,049
Spartan Motors, Inc.	10,500	64,785
Standard Motor Products, Inc.	11,836	126,172
Stoneridge, Inc. (a)	21,483	231,802
Tenneco, Inc. (a) (b)	137,033	3,531,340
Tongxin International Ltd. (a)	1,104	8,434
Westport Innovations, Inc. (a)	25,094	476,786
Wonder Auto Technology, Inc. (a)	24,772	286,612
		16,221,094
Automobiles - 0.1%
Thor Industries, Inc.	22,300	796,333

Distributors - 0.0%
LKQ Corporation (a)	21,200	446,472

Diversified Consumer Services - 0.8%
Brink's Home Security Holdings, Inc. (a)	42,678	1,789,915
China Education Alliance, Inc. (a)	38,000	184,300
ChinaCast Education Corporation (a)	19,451	130,905
Coinstar, Inc. (a)	3,500	155,260
CPI Corporation	1,400	37,142
Hillenbrand, Inc. (b)	81,193	1,995,724
Lincoln Educational Services Corporation (a)	26,300	656,448
Sotheby's (b)	101,684	3,396,246
Steiner Leisure Ltd. (a)	1,800	84,366
		8,430,306
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	4,915	53,623
Ambassadors Group, Inc.	13,557	164,582
Ameristar Casinos, Inc.	8,200	154,406
Biglari Holdings, Inc. (a)	100	39,125
Bluegreen Corporation (a)	6,972	42,320
Bob Evans Farms, Inc.	3,500	108,255
Boyd Gaming Corporation (a)	77,581	985,279
Brinker International, Inc.	25,200	466,704
Buffalo Wild Wings, Inc. (a)	28,600	1,182,324
California Pizza Kitchen, Inc. (a)	74,471	1,526,655

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Hotels, Restaurants & Leisure - 1.5% (Continued)
Carrols Restaurant Group, Inc. (a)	36,688	$274,793
CEC Entertainment, Inc. (a)	2,200	85,910
Cedar Fair, L.P.	15,100	218,195
CKE Restaurants, Inc. (b)	127,672	1,575,472
Denny's Corporation (a) (b)	365,937	1,218,570
Domino's Pizza, Inc. (a)	11,600	178,756
Einstein Noah Restaurant Group, Inc. (a)	15,172	196,933
Famous Dave's of America, Inc. (a)	1,050	9,849
International Speedway Corporation - Class A	8,900	271,984
Interval Leisure Group, Inc. (a)	12,923	191,131
Isle of Capri Casinos, Inc. (a)	7,774	84,659
Jamba, Inc. (a)	162,100	577,076
Krispy Kreme Doughnuts, Inc. (a)	36,400	134,680
Marcus Corporation	8,643	111,063
McCormick & Schmick's Seafood Restaurants, Inc. (a)	1,901	18,839
Monarch Casino & Resort, Inc. (a)	7,348	85,384
Multimedia Games, Inc. (a)	11,233	51,335
P.F. Chang's China Bistro, Inc. (a)	7,187	313,641
Papa John's International, Inc. (a)	2,855	78,227
Peet's Coffee & Tea, Inc. (a) (b)	18,700	740,894
Penn National Gaming, Inc. (a)	16,000	495,360
Pinnacle Entertainment, Inc. (a)	9,400	127,182
Red Robin Gourmet Burgers, Inc. (a)	500	12,205
Rick's Cabaret International, Inc. (a)	35,706	441,683
Ruby Tuesday, Inc. (a)	2,200	24,618
Ruth's Hospitality Group, Inc. (a)	11,800	64,074
Shuffle Master, Inc. (a)	6,400	61,440
Sonic Corporation (a)	3,900	45,669
Speedway Motorsports, Inc.	625	10,156
Starbucks Corporation	30,500	792,390
Universal Travel Group (a)	10,710	97,782
Wendy's/Arby's Group, Inc. - Class A (b)	478,120	2,538,817
Youbet.com, Inc. (a)	18,332	53,713
		15,905,753
Household Durables - 1.2%
Beazer Homes USA, Inc. (a)	62,615	411,381
Blyth, Inc.	1,218	70,205
Comstock Homebuilding Companies, Inc. - Class A (a)	8,000	21,360
Deer Consumer Products, Inc. (a)	9,000	92,790
Emerson Radio Corporation (a)	10,660	22,386
Furniture Brands International, Inc. (a)	7,604	62,961
Harman International Industries, Inc. (a) (b)	36,320	1,433,914
Helen of Troy Ltd. (a)	8,894	240,227
Hooker Furniture Corporation	100	1,576
Hovnanian Enterprises, Inc. - Class A (a)	49,967	355,265
Jarden Corporation (b)	174,697	5,611,268
Kid Brands, Inc. (a)	8,300	82,751
Leggett & Platt, Inc.	20,500	502,865
Libbey, Inc. (a)	2,500	37,250

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Household Durables - 1.2% (Continued)
Lifetime Brands, Inc. (a)	3,761	$54,534
M/I Homes, Inc. (a)	42,245	659,022
Meritage Homes Corporation (a)	5,200	123,656
National Presto Industries, Inc.	400	44,788
NIVS IntelliMedia Technology Group, Inc. (a)	33,596	107,843
Sealy Corporation (a)	28,200	105,468
Standard Pacific Corporation (a)	443,275	2,841,393
Universal Electronics, Inc. (a)	191	4,053
		12,886,956
Internet & Catalog Retail - 0.5%
drugstore.com, inc. (a)	30,400	111,264
Gaiam, Inc. - Class A	7,654	69,345
NutriSystem, Inc.	39,244	758,587
Overstock.com, Inc. (a)	117,478	2,173,343
Shutterfly, Inc. (a) (b)	69,464	1,634,488
SinoCoking Coal and Coke Chemicals Industries, Inc. - Class A (a)	2,400	54,480
U.S. Auto Parts Network, Inc. (a)	17,122	160,947
Vitacost.com, Inc. (a)	11,500	100,165
		5,062,619
Leisure Equipment & Products - 0.3%
Eastman Kodak Company (a)	267,056	1,634,383
JAKKS Pacific, Inc. (a)	61,409	938,944
LeapFrog Enterprises, Inc. (a)	25,619	175,234
Nautilus, Inc. (a)	5,300	18,126
RC2 Corporation (a)	7,200	132,264
Smith & Wesson Holding Corporation (a)	81,900	364,455
Sport Supply Group, Inc.	15,577	208,887
Steinway Musical Instruments, Inc. (a)	4,788	91,738
		3,564,031
Media - 1.6%
A.H. Belo Corporation - Class A (a)	4,200	35,700
Ballantyne Strong, Inc. (a)	15,190	116,963
Carmike Cinemas, Inc. (a)	14,188	238,075
China Yida Holding Company (a)	340	4,648
Cinemark Holdings, Inc. (b)	328,244	5,993,735
CKX, Inc. (a)	101,285	595,556
Dolan Media Company (a)	56,609	673,081
E.W. Scripps Company (The) - Class A (a)	7,400	80,956
Entercom Communications Corporation (a)	4,300	62,608
Global Sources Ltd. (a)	5,400	39,582
Gray Television, Inc. (a)	13,500	50,625
Interactive Data Corporation (b)	83,512	2,795,147
Journal Communications, Inc. (a)	5,300	30,051
Knology, Inc. (a)	3,600	47,268
Lee Enterprises, Inc. (a)	8,744	33,052
Liberty Media - Starz - Series A (a)	19,574	1,084,204
LIN TV Corporation - Class A (a)	28,000	202,440
Lions Gate Entertainment Corporation (a)	35,380	244,830

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Media - 1.6% (Continued)
Live Nation, Inc. (a)	9,300	$145,917
LodgeNet Interactive Corporation (a)	75,970	501,402
Martha Stewart Living Omnimedia, Inc. - Class A (a)	4,000	26,720
McClatchy Company (The) - Class A (a)	70,900	386,405
MDC Partners, Inc.	16,100	208,173
Mediacom Communications Corporation (a)	94,894	628,198
National CineMedia, Inc.	8,900	169,456
New York Times Company (The) - Class A (a)	79,700	790,624
Radio One, Inc. (a)	3,600	18,144
RCN Corporation (a)	57,100	838,228
Regal Entertainment Group (b)	65,300	1,115,324
Sinclair Broadcast Group, Inc. - Class A (a)	7,400	50,986
SuperMedia, Inc. (a)	3,101	139,235
Valassis Communications, Inc. (a)	800	26,152
Warner Music Group Corporation (a)	5,838	39,990
		17,413,475
Multi-Line Retail - 0.7%
99¢ Only Stores (a) (b)	104,773	1,626,077
Bon-Ton Stores, Inc. (The) (a)	23,000	393,760
Dillard's, Inc. (b)	50,113	1,407,173
Fred's, Inc. - Class A	200	2,778
Retail Ventures, Inc. (a) (b)	133,087	1,440,001
Saks, Inc. (a)	240,549	2,345,353
Tuesday Morning Corporation (a)	30,118	170,167
		7,385,309
Specialty Retail - 2.8%
A.C. Moore Arts & Crafts, Inc. (a)	6,400	26,112
Advance Auto Parts, Inc.	8,200	369,820
America's Car-Mart, Inc. (a)	1,200	30,396
Asbury Automotive Group, Inc. (a)	10,000	155,500
AutoChina International Ltd. (a)	2,526	65,727
bebe stores, inc.	80,109	660,098
Big 5 Sporting Goods Corporation	2,200	37,290
Borders Group, Inc. (a)	39,050	99,187
Brown Shoe Company, Inc. (b)	97,641	1,835,651
Build-A-Bear Workshop, Inc. (a)	15,700	150,092
Cabela's, Inc. (a) (b)	88,500	1,607,160
Casual Male Retail Group, Inc. (a)	47,700	195,093
Cato Corporation (The) - Class A	5,107	121,291
Charming Shoppes, Inc. (a)	1,500	8,475
Chico's FAS, Inc.	2,917	43,434
Christopher & Banks Corporation	5,803	56,811
Citi Trends, Inc. (a)	3,900	130,806
Coldwater Creek, Inc. (a)	15,100	106,908
Cost Plus, Inc. (a)	6,100	33,123
Dick's Sporting Goods, Inc. (a)	10,400	302,744
Dress Barn, Inc. (a) (b)	109,400	3,028,192
Finish Line, Inc. (The) - Class A	64,213	1,034,471
Genesco, Inc. (a)	3,300	109,857

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Specialty Retail - 2.8% (Continued)
Group 1 Automotive, Inc. (a)	10,600	$329,130
hhgregg, Inc. (a)	4,300	123,109
Hot Topic, Inc.	12,800	97,792
J. Crew Group, Inc. (a)	49,878	2,317,831
Kirkland's, Inc. (a) (b)	125,350	2,791,544
Lithia Motors, Inc. (a)	1,400	11,172
MarineMax, Inc. (a)	33,949	378,531
Midas, Inc. (a)	700	8,057
Monro Muffler Brake, Inc.	10,224	366,633
New York & Company, Inc. (a)	105,207	645,971
Office Depot, Inc. (a)	53,200	364,952
OfficeMax, Inc. (a)	28,367	538,973
Pacific Sunwear of California, Inc. (a) (b)	453,822	2,296,339
Pier 1 Imports, Inc. (a)	230,800	1,911,024
rue21, inc. (a)	3,200	101,120
Shoe Carnival, Inc. (a)	14,428	399,078
Signet Jewelers Ltd. (a) (b)	77,344	2,476,555
Stage Stores, Inc.	6,207	94,657
Stein Mart, Inc. (a) (b)	122,366	1,160,030
Talbots, Inc. (The) (a)	20,900	343,807
Tractor Supply Company	4,200	282,114
TravelCenters of America, LLC (a)	23,966	97,542
Vitamin Shoppe, Inc. (a)	5,400	134,028
Wet Seal, Inc. (The) - Class A (a)	23,200	109,736
Williams-Sonoma, Inc.	104,600	3,012,480
		30,600,443
Textiles, Apparel & Luxury Goods - 2.9%
American Apparel, Inc. (a)	93,100	285,817
Carter's, Inc. (a) (b)	97,234	3,132,880
Columbia Sportswear Company	5,171	287,197
Crocs, Inc. (a)	46,517	449,354
Culp, Inc. (a)	4,006	47,832
G-III Apparel Group Ltd. (a)	17,688	505,877
Iconix Brand Group, Inc. (a)	46,100	795,686
Joe's Jeans, Inc. (a)	4,198	10,327
Jones Apparel Group, Inc.	247,792	5,391,954
Kenneth Cole Productions, Inc. (a)	3,900	48,594
Liz Claiborne, Inc. (a)	31,900	278,806
Lululemon Athletica, Inc. (a)	48,600	1,828,332
Maidenform Brands, Inc. (a) (b)	118,721	2,709,213
Movado Group, Inc. (a)	49,200	610,572
NIKE, Inc. - Class B	10,400	789,464
Oxford Industries, Inc.	5,194	112,139
Perry Ellis International, Inc. (a)	13,047	314,824
Phillips-Van Heusen Corporation	9,380	591,034
Quiksilver, Inc. (a) (b)	1,199,086	6,391,128
Skechers U.S.A., Inc. - Class A (a)	9,200	352,820
Steven Madden Ltd. (a)	2,819	163,389
Timberland Company (The) (a)	16,300	350,450

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 13.9% (Continued)
Textiles, Apparel & Luxury Goods - 2.9% (Continued)
UniFirst Corporation	16,774	$819,745
Warnaco Group, Inc. (The) (a) (b)	102,300	4,894,032
Weyco Group, Inc.	1,332	32,554
		31,194,020
Consumer Staples - 3.1%
Beverages - 0.0%
Boston Beer Company, Inc. (The) - Class A (a)	1,002	57,124
Coca-Cola Bottling Company Consolidated	3,200	176,256
Cott Corporation (a)	7,500	62,775
Heckmann Corporation (a)	13,500	81,000
MGP Ingredients, Inc. (a)	3,220	25,020
National Beverage Corporation (a)	3,439	39,892
		442,067
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	2,200	79,508
BJ's Wholesale Club, Inc. (a)	9,510	364,043
Ingles Markets, Inc. - Class A	6,609	105,942
Nash Finch Company	8,300	290,666
Pantry, Inc. (The) (a)	6,600	104,412
PriceSmart, Inc.	8,522	212,027
QKL Stores, Inc. (a)	2,800	16,100
Rite Aid Corporation (a)	102,700	151,996
Susser Holdings Corporation (a)	3,700	39,849
United Natural Foods, Inc. (a)	2,700	82,863
Winn-Dixie Stores, Inc. (a)	1,500	18,915
		1,466,321
Food Products - 1.8%
American Lorain Corporation (a)	8,309	26,423
B&G Foods, Inc. (b)	181,165	1,871,435
Cal-Maine Foods, Inc.	38	1,269
China Marine Food Group Ltd. (a)	23,845	146,885
Corn Products International, Inc. (b)	130,305	4,690,980
Darling International, Inc. (a)	18,700	177,463
Del Monte Foods Company (b)	390,165	5,829,065
Fresh Del Monte Produce, Inc. (a) (b)	88,428	1,845,492
HQ Sustainable Maritime Industries, Inc. (a)	6,713	38,197
Imperial Sugar Company	1,500	24,045
J & J Snack Foods Corporation	3,048	142,006
John B. Sanfilippo & Son, Inc. (a)	1,667	25,055
Lance, Inc.	2,800	64,904
Lifeway Foods, Inc. (a)	2,717	29,941
Omega Protein Corporation (a)	4,400	23,540
Origin Agritech Ltd. (a)	406,444	3,560,449
Pilgrim's Pride Corporation (a)	13,600	158,576
Reddy Ice Holdings, Inc. (a)	15,105	64,045
SkyPeople Fruit Juice, Inc. (a)	22,370	138,918
Smart Balance, Inc. (a)	900	5,985
SunOpta, Inc. (a)	37,500	169,875

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Food Products - 1.8% (Continued)
Zhongpin, Inc. (a)	8,900	$112,852
		19,147,400
Household Products - 0.1%
Cellu Tissue Holdings, Inc. (a)	13,300	138,586
Central Garden & Pet Company - Class A (a)	29,603	305,799
Kimberly-Clark Corporation	13,100	802,506
Spectrum Brands, Inc. (a)	2,410	71,384
WD-40 Company	4,408	155,294
		1,473,569
Personal Products - 0.9%
Alberto-Culver Company (b)	36,083	1,039,190
China-Biotics, Inc. (a)	8,700	155,034
Elizabeth Arden, Inc. (a) (b)	50,045	911,320
Female Health Company (The)	2,300	14,697
Inter Parfums, Inc.	37,587	649,503
NBTY, Inc. (a) (b)	85,700	3,486,276
Nu Skin Enterprises, Inc. - Class A	39,064	1,174,264
Prestige Brands Holdings, Inc. (a)	114,964	1,119,749
Revlon, Inc. (a)	30,586	535,867
Schiff Nutrition International, Inc. (a)	24,538	173,975
		9,259,875
Tobacco - 0.2%
Philip Morris International, Inc.	15,900	780,372
Star Scientific, Inc. (a)	174,444	320,977
Universal Corporation (b)	22,000	1,139,160
		2,240,509
Energy - 6.9%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a) (b)	36,600	1,332,606
Boots & Coots, Inc. (a)	15,200	44,536
Bristow Group, Inc. (a) (b)	77,698	3,007,690
Cal Dive International, Inc. (a) (b)	356,215	2,336,770
Dresser-Rand Group, Inc. (a)	35,000	1,234,800
Dril-Quip, Inc. (a) (b)	26,321	1,524,776
Exterran Holdings, Inc. (a) (b)	59,625	1,738,069
Exterran Partners, L.P.	3,096	78,329
Geokinetics, Inc. (a)	7,026	61,407
Global Industries Ltd. (a)	12,900	86,430
Gulfmark Offshore, Inc. - Class A (a)	300	10,341
Helix Energy Solutions Group, Inc. (a)	47,900	698,382
Hercules Offshore, Inc. (a)	197,128	780,627
ION Geophysical Corporation (a)	21,300	128,013
Matrix Service Company (a)	32,580	346,325
Newpark Resources, Inc. (a)	66,000	440,880
North American Energy Partners, Inc. (a)	24,200	272,976
Oceaneering International, Inc. (a)	4,047	265,078
Oil States International, Inc. (a) (b)	70,503	3,406,000
Pioneer Drilling Company (a) (b)	157,622	1,156,945

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 6.9% (Continued)
Energy Equipment & Services - 2.2% (Continued)
Precision Drilling Trust (a)	11,500	$87,630
Superior Energy Services, Inc. (a) (b)	82,412	2,230,069
Tesco Corporation (a)	14,896	186,349
TETRA Technologies, Inc. (a) (b)	140,400	1,725,516
Trico Marine Services, Inc. (a)	15,500	50,840
Union Drilling, Inc. (a) (b)	63,949	423,982
Vantage Drilling Company (a)	28,307	50,953
Willbros Group, Inc. (a)	2,400	30,120
		23,736,439
Oil, Gas & Consumable Fuels - 4.7%
Abraxas Petroleum Corporation (a)	36,100	103,968
Advantage Oil & Gas Ltd. (a)	7,400	52,614
American Oil & Gas, Inc. (a)	15,800	113,760
Approach Resources, Inc. (a) (b)	101,520	908,604
Arena Resources, Inc. (a)	22,485	830,371
Atlas Pipeline Holdings, L.P. (a)	11,222	71,484
Atlas Pipeline Partners, L.P.	50,935	734,992
ATP Oil & Gas Corporation (a)	3,640	66,466
Bill Barrett Corporation (a) (b)	97,889	3,336,057
Breitburn Energy Partners, L.P. (a)	12,404	193,006
Brigham Exploration Company (a)	52,100	1,016,471
Buckeye GP Holdings, L.P.	6,801	229,398
Callon Petroleum Company (a)	21,500	130,505
Calumet Specialty Products Partners, L.P.	6,554	147,072
CAMAC Energy, Inc. (a)	8,800	39,512
Capital Product Partners, L.P.	23,240	211,484
China Integrated Energy, Inc. (a)	13,679	161,002
China North East Petroleum Holdings Ltd. (a)	73,921	652,722
Contango Oil & Gas Company (a)	5,915	324,733
Crimson Exploration, Inc. (a)	6,500	26,000
Cross Timbers Royalty Trust	5,056	194,656
Crosstex Energy, L.P. (a)	16,686	194,559
CVR Energy, Inc. (a)	9,500	80,655
Delta Petroleum Corporation (a)	110,200	169,708
DHT Holdings, Inc.	125,709	593,346
Dorchester Minerals, L.P.	8,811	241,686
Eagle Rock Energy Partners, L.P.	29,622	207,650
Eastern American Natural Gas	4,049	91,062
Enbridge Energy Management, LLC (a)	4,206	216,306
Encore Energy Partners, L.P.	15,128	325,555
Endeavour International Corporation (a)	28,100	45,522
Energy Partners Ltd. (a)	5,109	69,840
Enterra Energy Trust (a)	39,154	112,764
EV Energy Partners, L.P.	6,900	239,361
EXCO Resources, Inc.	6,582	122,096
Forest Oil Corporation (a)	19,100	559,630
FX Energy, Inc. (a)	5,597	24,123
Gastar Exploration Ltd. (a)	30,300	161,196
General Maritime Corporation	8,406	68,173

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 6.9% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
Genesis Energy, L.P.	11,370	$223,307
GeoResources, Inc. (a) (b)	46,799	803,071
Global Partners, L.P.	7,902	181,272
Goodrich Petroleum Corporation (a) (b)	106,100	1,796,273
Gran Tierra Energy, Inc. (a) (b)	302,442	1,832,799
Green Plains Renewable Energy, Inc. (a)	62,638	860,020
Gulfport Energy Corporation (a)	14,379	179,737
Holly Energy Partners, L.P.	5,015	233,448
Hugoton Royalty Trust	13,162	248,499
International Coal Group, Inc. (a)	49,400	260,338
Ivanhoe Energy, Inc. (a)	64,400	203,504
James River Coal Company (a)	7,775	146,325
Kodiak Oil & Gas Corporation (a)	20,600	81,988
K-Sea Transportation Partners, L.P.	15,100	132,427
Legacy Reserves, L.P.	9,700	231,733
Magellan Petroleum Corporation (a)	30,467	66,113
Magnum Hunter Resources Corporation (a)	18,400	85,376
Martin Midstream Partners, L.P.	9,600	311,136
Overseas Shipholding Group, Inc.	30,300	1,516,818
Patriot Coal Corporation (a)	53,009	1,043,747
Penn Virginia GP Holdings, L.P.	12,189	221,596
Permian Basin Royalty Trust	10,700	209,613
Petroleum Development Corporation (a) (b)	211,425	4,949,459
PetroQuest Energy, Inc. (a) (b)	282,852	1,671,655
Pioneer Southwest Energy Partners, L.P.	9,831	240,073
Quicksilver Gas Services, L.P.	9,600	202,656
Quicksilver Resources, Inc. (a)	100	1,387
Sabine Royalty Trust	4,540	240,620
SandRidge Energy, Inc. (a)	297,200	2,231,972
Southern Union Company (b)	104,907	2,741,220
Stone Energy Corporation (a) (b)	154,870	2,524,381
Swift Energy Company (a)	6,900	249,642
Teekay Corporation (b)	41,236	1,032,962
Teekay LNG Partners, L.P.	1,900	55,328
Teekay Offshore Partners, L.P.	12,218	256,211
Teekay Tankers Ltd. - Class A	14,100	179,634
Tesoro Corporation	139,900	1,839,685
Toreador Resources Corporation (a)	6,200	56,234
Transatlantic Petroleum Ltd. (a)	19,100	69,715
Transglobe Energy Corporation (a)	29,200	218,416
TransMontaigne Partners, L.P.	6,731	200,988
Tsakos Energy Navigation Ltd.	16,100	235,704
USEC, Inc. (a) (b)	716,256	4,297,536
VAALCO Energy, Inc. (a)	13,200	74,052
Vanguard Natural Resources, LLC	5,140	126,855
Venoco, Inc. (a)	38,374	571,773
W&T Offshore, Inc. (b)	239,023	2,263,548
Western Refining, Inc. (a)	93,600	501,696

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 6.9% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
Williams Pipeline Partners, L.P.	4,950	$157,113
		51,127,764
Financials - 15.0%
Capital Markets - 3.1%
American Capital Ltd. (a)	146,324	898,429
Apollo Investment Corporation (b)	312,605	3,801,277
BGC Partners, Inc. - Class A	65,889	429,596
BlackRock Kelso Capital Corporation (b)	227,970	2,418,762
Broadpoint Gleacher Securities Group, Inc. (a)	217,021	928,850
Calamos Asset Management, Inc. - Class A	82,117	1,022,357
Cowen Group, Inc. (a)	168,820	911,628
Diamond Hill Investment Group (a)	2,380	185,735
Duff & Phelps Corporation (b)	70,150	1,101,355
E*TRADE Financial Corporation (a)	2,672,830	4,490,354
FBR Capital Markets Corporation (a) (b)	280,284	1,325,743
Fifth Street Finance Corporation	6,800	86,700
Fortress Investment Group, LLC (a)	181,700	863,075
GFI Group, Inc.	163,880	1,130,772
GLG Partners, Inc. (a)	29,300	94,932
Golub Capital BDC, Inc. (a)	8,100	117,450
Harris & Harris Group, Inc. (a)	11,600	56,260
Hercules Technology Growth Capital, Inc.	30,653	332,279
HFF, Inc. - Class A (a)	18,062	159,307
International Assets Holding Corporation (a)	12,543	202,820
Investment Technology Group, Inc. (a)	73,520	1,277,042
JMP Group, Inc.	4,723	36,556
LaBranche & Company, Inc. (a)	16,768	82,834
Lazard Ltd. - Class A	9,300	359,538
Main Street Capital Corporation	4,689	74,274
MCG Capital Corporation (a) (b)	323,076	2,141,994
MF Global Holdings Ltd. (a) (b)	75,069	692,136
Northern Trust Corporation	14,300	786,214
Och-Ziff Capital Management Group, LLC	2,400	42,048
optionsXpress Holdings, Inc. (a)	36,400	646,100
PennantPark Investment Corporation	9,200	100,648
Piper Jaffray Companies, Inc. (a)	6,700	263,712
Prospect Capital Corporation (b)	180,250	2,096,308
RiskMetrics Group, Inc. (a)	54,602	1,225,269
Rodman & Renshaw Capital Group, Inc. (a)	6,687	28,888
Safeguard Scientifics, Inc. (a)	4,704	64,727
Sanders Morris Harris Group, Inc.	15,004	89,574
Solar Capital Ltd.	9,404	219,019
SWS Group, Inc.	12,200	135,054
Thomas Weisel Partners Group, Inc. (a)	24,100	189,185
TradeStation Group, Inc. (a)	11,200	93,632
U.S. Global Investors, Inc.	6,334	57,259
Waddell & Reed Financial, Inc. - Class A (b)	56,351	2,091,749
		33,351,441

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Commercial Banks - 2.2%
1st Source Corporation	1,926	$36,844
BancFirst Corporation	762	33,635
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	67,936	961,974
Bancorp, Inc. (The) (a)	12,257	108,720
CapitalSource, Inc. (b)	500,059	2,985,352
Cardinal Financial Corporation	8,300	90,885
CenterState Banks, Inc.	6,177	74,309
Chemical Financial Corporation	4,001	94,824
Citizens Republic Bancorp, Inc. (a)	579,900	724,875
City National Corporation	4,280	266,558
Commerce Bancshares, Inc. (b)	55,551	2,300,922
Community Trust Bancorp, Inc.	600	18,012
Fifth Third Bancorp	53,800	802,158
First Commonwealth Financial Corporation	12,700	83,185
First Community Bancshares, Inc.	1,678	27,939
First Financial Bancorporation	13,100	250,341
First Merchants Corporation	8,600	75,164
Home BancShares, Inc.	684	19,234
Huntington Bancshares, Inc.	111,500	754,855
Investors Bancorp, Inc. (a)	17,627	245,192
Lakeland Financial Corporation	1,641	34,231
Metro Bancorporation, Inc. (a)	18,586	252,212
Nara Bancorp, Inc. (a)	44,000	396,000
National Penn Bancshares, Inc.	30,500	223,260
OmniAmerican Bancorp, Inc. (a)	6,150	72,570
Oriental Financial Group, Inc.	3,100	51,832
Orrstown Financial Services, Inc.	4,140	105,901
Peoples Bancorp, Inc.	3,944	68,389
Pinnacle Financial Partners, Inc. (a)	17,669	269,982
Popular, Inc. (a)	1,387,334	5,466,096
Renasant Corporation	2,100	34,713
Republic Bancorp, Inc. - Class A	10,794	260,675
Santander BanCorp (a)	53,727	642,575
Seacoast Banking Corporation of Florida (a)	21,550	46,979
Simmons First National Corporation - Class A	800	22,464
Southside Bancshares, Inc.	2,026	43,728
Sterling Bancorp	28,481	305,031
SVB Financial Group (a)	3,600	177,228
Synovus Financial Corporation	727,080	2,188,511
TCF Financial Corporation	42,500	791,775
Texas Capital Bancshares, Inc. (a)	50,858	1,012,074
Union First Market Bankshares Corporation	6,584	110,480
United Community Banks, Inc. (a)	9,400	54,896
WesBanco, Inc.	2,300	44,344
West Coast Bancorp	21,700	74,648
Western Alliance Bancorp (a)	4,600	40,020
Zions Bancorporation (b)	52,600	1,511,198
		24,256,790

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Consumer Finance - 1.2%
Advance America, Cash Advance Centers, Inc.	128,345	$734,133
AmeriCredit Corporation (a)	9,400	225,036
Cardtronics, Inc. (a) (b)	101,229	1,411,132
Cash America International, Inc. (b)	82,674	3,063,899
EZCORP, Inc. - Class A (a) (b)	59,548	1,233,239
First Cash Financial Services, Inc. (a)	31,229	688,912
First Marblehead Corporation (The) (a)	53,228	186,830
Nelnet, Inc. - Class A (b)	173,672	3,466,493
Student Loan Corporation (The)	14,315	404,256
World Acceptance Corporation (a) (b)	53,053	1,871,710
		13,285,640
Diversified Financial Services - 0.6%
Compass Diversified Holdings, Inc. (b)	178,215	2,587,682
Encore Capital Group, Inc. (a) (b)	54,004	1,242,632
KKR Financial Holdings, LLC	191,600	1,693,744
Liberty Acquisition Holdings Corporation (a)	13,000	131,170
MarketAxess Holdings, Inc.	8,769	137,849
NewStar Financial, Inc. (a)	14,200	108,772
PICO Holdings, Inc. (a)	1,700	60,435
Portfolio Recovery Associates, Inc. (a)	14,199	943,807
		6,906,091
Insurance - 3.5%
Allied World Assurance Company Holdings Ltd. (b)	50,151	2,185,079
Ambac Financial Group, Inc. (a)	41,700	62,967
American Equity Investment Life Holding Company	73,880	777,218
American Financial Group, Inc. (b)	107,795	3,172,407
American Physicians Capital, Inc.	1,054	35,246
American Safety Insurance Holdings Ltd. (a)	10,880	176,038
AMERISAFE, Inc. (a)	5,557	95,025
AmTrust Financial Services, Inc.	20,423	278,365
Argo Group International Holdings Ltd. (b)	74,977	2,473,491
Baldwin & Lyons, Inc.	2,757	69,173
Brown & Brown, Inc.	48,259	971,936
CNA Surety Corporation (a) (b)	85,165	1,428,217
Conseco, Inc. (a) (b)	471,026	2,779,053
Employers Holdings, Inc.	5,000	82,400
Enstar Group, Inc. (The) (a)	1,266	83,708
Erie Indemnity Company - Class A (b)	47,185	2,185,137
Fidelity National Financial, Inc. - Class A	19,475	295,631
First Mercury Financial Corporation	6,100	79,971
Flagstone Reinsurance Holdings Ltd.	97,715	1,089,522
Greenlight Capital Re Ltd. (a)	3,700	94,794
Hallmark Financial Services, Inc. (a) (b)	66,034	773,258
Harleysville Group, Inc.	1,300	41,626
HCC Insurance Holdings, Inc.	18,677	507,828
Hilltop Holdings, Inc. (a)	6,200	72,726
Horace Mann Educators Corporation (b)	102,828	1,769,670
Infinity Property & Casualty Corporation	2,300	106,099
Kansas City Life Insurance Company (b)	19,209	653,106

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Insurance - 3.5% (Continued)
Maiden Holdings Ltd.	10,400	$77,896
Meadowbrook Insurance Group, Inc. (b)	218,575	1,726,743
Mercury General Corporation	6,501	292,480
National Financial Partners Corporation (a)	51,952	799,541
Navigators Group, Inc. (The) (a)	9,087	364,661
NYMAGIC, Inc.	300	6,660
OneBeacon Insurance Group Ltd.	36,254	588,040
Phoenix Companies, Inc. (The) (a)	9,000	29,070
Platinum Underwriters Holdings Ltd. (b)	61,020	2,270,554
PMA Capital Corporation (a)	2,300	15,801
Presidential Life Corporation	15,290	180,116
Protective Life Corporation (b)	59,448	1,430,913
RenaissanceRe Holdings Ltd. (b)	41,400	2,316,330
RLI Corporation	2,700	156,600
Safety Insurance Group, Inc.	1,983	73,946
SeaBright Insurance Holdings Ltd. (b)	125,637	1,366,931
Selective Insurance Group, Inc.	3,712	62,028
State Auto Financial Corporation	2,798	50,056
Tower Group, Inc.	1,500	34,590
United America Indemnity Ltd. - Class A (a)	11,600	110,200
United Fire & Casualty Company	5,553	126,997
Unitrin, Inc. (b)	119,506	3,495,551
Universal Insurance Holdings, Inc.	23,680	119,584
		38,034,979
Real Estate Investment Trusts - 2.8%
Acadia Realty Trust	4,400	83,952
Agree Realty Corporation	9,427	241,614
American Capital Agency Corporation	1,100	30,261
Anworth Mortgage Asset Corporation	17,000	114,070
Apollo Commercial Real Estate Finance, Inc.	649	11,688
Arbor Realty Trust, Inc. (a)	2,000	8,160
Associated Estates Realty Corporation	2,800	39,284
Brandywine Realty Trust	38,400	489,216
Camden Property Trust	5,400	261,522
Capital Trust, Inc. - Class A (a)	17,543	46,138
Capstead Mortgage Corporation	4,000	45,280
Care Investment Trust, Inc.	28,711	256,676
Cedar Shopping Centers, Inc.	1,726	13,739
Chimera Investment Corporation (b)	1,083,260	4,408,868
Cogdell Spencer, Inc.	87,375	662,302
Colonial Properties Trust	5,700	89,889
Colony Financial, Inc.	1,600	30,416
Cousins Properties, Inc.	9,600	77,376
CreXus Investment Corporation	1,500	19,815
Cypress Sharpridge Investments, Inc.	4,535	58,683
Duke Realty Corporation (b)	181,710	2,458,536
DuPont Fabros Technology, Inc.	6,500	144,105
Dynex Capital, Inc.	6,873	63,713
EastGroup Properties, Inc.	2,100	85,848

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Real Estate Investment Trusts - 2.8% (Continued)
Education Realty Trust, Inc.	30,800	$217,756
FelCor Lodging Trust, Inc. (a)	25,700	208,427
First Industrial Realty Trust, Inc. (a)	10,100	80,598
First Potomac Realty Trust	35,826	581,098
Getty Realty Corporation	2,979	73,790
Gladstone Commercial Corporation	700	11,340
Glimcher Realty Trust	23,900	162,759
Government Properties Income Trust	3,700	100,307
Gramercy Capital Corporation (a)	24,209	61,249
Hatteras Financial Corporation	1,900	50,673
Hersha Hospitality Trust (b)	324,967	1,875,060
Hospitality Properties Trust (b)	98,440	2,607,676
HRPT Properties Trust	74,132	581,195
Inland Real Estate Corporation	14,400	135,648
Investors Real Estate Trust	9,600	83,808
iStar Financial, Inc. (a)	39,500	265,045
Kite Realty Group Trust	31,121	168,676
Lexington Realty Trust	7,900	55,932
LTC Properties, Inc. (b)	44,576	1,243,670
Mack-Cali Realty Corporation	13,800	474,168
Maguire Properties, Inc. (a)	43,400	160,580
Medical Properties Trust, Inc.	12,300	123,615
MFA Financial, Inc.	28,880	205,337
Monmouth Real Estate Investment Corporation - Class A	8,500	65,960
National Health Investors, Inc.	27,895	1,133,095
New York Mortgage Trust, Inc.	3,500	26,880
Newcastle Investment Corporation (a)	59,998	226,792
Northstar Realty Finance Corporation	9,700	45,784
One Liberty Properties, Inc.	25,707	438,304
Pebblebrook Hotel Trust (a)	1,700	33,490
Pennymac Mortgage Investment Trust (a)	3,002	52,295
RAIT Financial Trust (a)	134,367	545,530
Ramco-Gershenson Properties Trust	6,000	74,760
Resource Capital Corporation	88,609	630,010
Retail Opportunity Investments Corporation (a)	18,058	178,413
Saul Centers, Inc. (b)	28,606	1,130,795
Senior Housing Properties Trust (b)	124,300	2,794,264
Sovran Self Storage, Inc.	4,300	158,627
Starwood Property Trust, Inc.	6,200	117,490
Strategic Hotels & Resorts, Inc. (a)	20,700	132,894
Two Harbors Investment Corporation	11,200	99,456
Universal Health Realty Income Trust	13,007	432,093
Urstadt Biddle Properties, Inc. - Class A	7,688	129,620
U-Store-It Trust	153,256	1,321,067
Winthrop Realty Trust (b)	53,395	720,832
		29,758,009
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions S.A. (a)	11,664	281,802

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Real Estate Management & Development - 0.1% (Continued)
Avatar Holdings, Inc. (a)	1,300	$30,992
China Housing & Land Development, Inc. (a)	700	2,422
Forestar Group, Inc. (a)	5,100	114,954
Grubb & Ellis Company (a)	70,100	124,778
MI Developments, Inc.	1,512	20,201
		575,149
Thrifts & Mortgage Finance - 1.5%
Arlington Asset Investment Corporation	2,900	58,464
Bank Mutual Corporation	10,900	77,608
Beneficial Mutual Bancorp, Inc. (a)	5,700	56,487
Doral Financial Corporation (a)	27,292	147,104
Federal Agricultural Mortgage Corporation	3,351	75,465
Federal National Mortgage Association (a)	3,908,900	4,768,858
First Financial Holdings, Inc.	2,000	28,240
First Niagara Financial Group, Inc.	49,836	692,720
Flushing Financial Corporation	4,797	65,287
Freddie Mac (a)	1,074,220	1,611,330
MGIC Investment Corporation (a)	34,200	356,706
NewAlliance Bancshares, Inc.	16,100	209,783
Northwest Bancshares, Inc. (b)	81,939	1,023,418
OceanFirst Financial Corporation	10,300	132,458
Ocwen Financial Corporation (a) (b)	168,035	1,940,804
Provident Financial Services, Inc.	3,000	39,540
Radian Group, Inc. (b)	285,200	4,046,988
TrustCo Bank Corporation	8,200	54,530
Washington Federal, Inc.	31,500	647,955
		16,033,745
Health Care - 11.0%
Biotechnology - 2.6%
Abraxis BioScience, Inc. (a)	20,453	1,022,036
Acadia Pharmaceuticals, Inc. (a)	68,000	112,880
Acorda Therapeutics, Inc. (a)	10,647	412,571
AEterna Zentaris, Inc. (a)	124,800	149,760
Affymax, Inc. (a)	7,041	167,857
Alimera Sciences, Inc. (a)	7,600	83,296
Alnylam Pharmaceuticals, Inc. (a)	6,000	101,760
Amylin Pharmaceuticals, Inc. (a)	28,885	596,186
Anadys Pharmaceuticals, Inc. (a)	46,444	117,968
Ariad Pharmaceuticals, Inc. (a)	23,900	84,128
ArQule, Inc. (a)	15,791	100,589
Array BioPharma, Inc. (a) (b)	160,852	595,152
Athersys, Inc. (a)	55,500	183,705
AVI BioPharma, Inc. (a)	7,500	9,975
BioCryst Pharmaceuticals, Inc. (a)	17,300	131,480
Celera Corporation (a)	8,800	65,736
Celldex Therapeutics, Inc. (a)	3,100	25,327
Chelsea Therapeutics International Ltd. (a)	20,200	81,002
China Biologic Products, Inc. (a)	7,324	90,891
CombinatoRx, Inc. (a)	148,662	197,721

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
Biotechnology - 2.6% (Continued)
Cubist Pharmaceuticals, Inc. (a)	3,980	$89,232
Curis, Inc. (a)	23,300	76,890
Cytokinetics, Inc. (a)	22,000	70,840
CytRx Corporation (a)	97,700	122,125
Dyax Corporation (a)	21,200	74,200
Emergent BioSolutions, Inc. (a)	8,104	131,933
Enzon Pharmaceuticals, Inc. (a)	14,300	151,294
Exact Sciences Corporation (a)	39,178	173,950
Exelixis, Inc. (a)	18,400	106,352
Geron Corporation (a)	473,476	2,760,365
Halozyme Therapeutics, Inc. (a)	9,500	80,940
Idenix Pharmaceuticals, Inc. (a)	8,800	40,656
Immunomedics, Inc. (a)	4,800	16,800
Incyte Corporation (a) (b)	293,165	3,934,274
Inovio Biomedical Corporation (a)	33,400	46,092
Insmed, Inc. (a)	62,700	66,462
Isis Pharmaceuticals, Inc. (a)	55,481	596,421
Keryx Biopharmaceuticals, Inc. (a)	54,500	306,290
Lexicon Pharmaceuticals, Inc. (a)	101,700	163,737
Ligand Pharmaceuticals, Inc. (a)	6,500	11,960
MannKind Corporation (a)	123,720	859,854
Maxygen, Inc. (a)	5,700	36,537
Micromet, Inc. (a)	41,200	313,944
Myriad Genetics, Inc. (a)	34,400	825,944
Nabi Biopharmaceuticals (a)	75,456	424,063
Neurocrine Biosciences, Inc. (a)	34,800	111,708
NPS Pharmaceuticals, Inc. (a)	22,900	159,613
OncoGenex Pharmaceuticals, Inc. (a)	21,640	476,080
Onyx Pharmaceuticals, Inc. (a)	9,540	275,420
Orexigen Therapeutics, Inc. (a)	7,500	50,850
PDL BioPharma, Inc. (a)	149,600	870,672
Peregrine Pharmaceuticals, Inc. (a)	34,600	138,746
Pharmacyclics, Inc. (a)	71,300	541,167
Pharmasset, Inc. (a)	3,000	97,200
PROLOR Biotech, Inc. (a)	6,900	36,984
Protalix BioTherapeutics, Inc. (a)	114,200	773,134
QLT, Inc. (a)	21,700	137,144
Rexahn Pharmaceuticals, Inc. (a)	62,700	124,773
SciClone Pharmaceuticals, Inc. (a)	9,100	38,038
SIGA Technologies, Inc. (a)	214,741	1,475,271
Sinovac Biotech Ltd. (a)	21,000	121,590
Spectrum Pharmaceuticals, Inc. (a)	38,000	196,080
Synta Pharmaceuticals Corporation (a)	10,100	41,006
Targacept, Inc. (a) (b)	65,332	1,554,902
Theravance, Inc. (a)	4,600	77,142
United Therapeutics Corporation (a) (b)	33,553	1,908,830
Vanda Pharmaceuticals, Inc. (a) (b)	100,519	841,344
Vertex Pharmaceuticals, Inc. (a)	20,600	798,662
YM BioSciences, Inc. (a)	43,800	61,758

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
Biotechnology - 2.6% (Continued)
ZIOPHARM Oncology, Inc. (a)	78,124	$462,494
ZymoGenetics, Inc. (a)	84,254	500,469
		27,682,252
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	400	10,364
Accuray, Inc. (a)	2,600	16,744
AGA Medical Holdings, Inc. (a)	8,400	135,072
Align Technology, Inc. (a) (b)	112,300	1,906,854
Alphatec Holdings, Inc. (a)	53,900	360,052
Analogic Corporation	401	19,176
AngioDynamics, Inc. (a)	186	2,976
Anika Therapeutics, Inc. (a)	100	705
Antares Pharma, Inc. (a)	29,300	45,708
Arthrocare Corporation (a)	2,600	80,418
Atrion Corporation	405	57,421
ATS Medical, Inc. (a)	63,883	254,893
Cantel Medical Corporation	4,800	95,808
Cerus Corporation (a)	400	1,296
Cooper Companies, Inc. (The) (b)	30,663	1,192,484
CryoLife, Inc. (a) (b)	177,441	1,084,165
Cynosure, Inc. - Class A (a)	5,567	70,144
Endologix, Inc. (a)	12,089	56,214
ev3, Inc. (a) (b)	100,866	1,929,567
Given Imaging Ltd. (a)	8,588	180,176
Greatbatch, Inc. (a)	22,100	493,714
Hansen Medical, Inc. (a)	63,300	160,782
HealthTronics, Inc. (a)	21,473	76,229
Heartware International, Inc. (a)	2,136	120,129
Immucor, Inc. (a)	18,000	385,380
Invacare Corporation (b)	95,484	2,523,642
IRIS International, Inc. (a)	4,099	46,852
Medical Action Industries, Inc. (a)	11,620	137,929
Meridian Bioscience, Inc. (b)	30,400	607,696
Merit Medical Systems, Inc. (a)	1,715	27,732
National Dentex Corporation (a)	2,200	37,356
Natus Medical, Inc. (a)	2,801	47,729
NxStage Medical, Inc. (a)	5,700	72,504
Orthofix International N.V. (a)	2,900	99,151
Palomar Medical Technologies, Inc. (a)	2,100	26,376
Quidel Corporation (a)	57,500	847,550
Rochester Medical Corporation (a)	3,078	36,905
RTI Biologics, Inc. (a)	95,195	364,597
SenoRx, Inc. (a)	10,031	98,705
Sirona Dental Systems, Inc. (a) (b)	79,807	3,327,154
Somanetics Corporation (a)	2,041	41,289
SonoSite, Inc. (a)	1,300	43,576
STERIS Corporation (b)	121,302	4,036,931
Symmetry Medical, Inc. (a)	5,506	63,649
Syneron Medical Ltd. (a)	13,900	159,850

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
Health Care Equipment & Supplies - 2.3% (Continued)
Synovis Life Technologies, Inc. (a)	4,000	$59,200
Teleflex, Inc.	25,419	1,558,693
TomoTherapy, Inc. (a)	33,915	131,929
Wright Medical Group, Inc. (a) (b)	96,598	1,814,110
Young Innovations, Inc.	900	22,653
Zoll Medical Corporation (a)	900	27,495
		24,997,724
Health Care Providers & Services - 3.5%
Alliance HealthCare Services, Inc. (a)	321,645	1,724,017
Almost Family, Inc. (a)	20,121	852,326
America Service Group, Inc.	2,079	35,260
AMERIGROUP Corporation (a)	7,300	264,552
AMN Healthcare Services, Inc. (a)	5,500	50,270
AmSurg Corporation (a) (b)	86,355	1,789,276
BioScrip, Inc. (a)	2,800	25,032
Centene Corporation (a)	4,900	112,210
Chindex International, Inc. (a) (b)	66,772	843,998
Clarient, Inc. (a)	67,800	204,756
Community Health Systems, Inc. (a)	37,733	1,541,770
Continucare Corporation (a) (b)	243,176	814,640
Corvel Corporation (a)	3,154	105,028
Cross Country Healthcare, Inc. (a)	1,200	12,024
Emergency Medical Services Corporation (a)	8,196	433,405
Ensign Group, Inc. (The)	11,787	204,622
Gentiva Health Services, Inc. (a)	2,700	77,436
Hanger Orthopedic Group, Inc. (a)	67,181	1,252,254
Health Grades, Inc. (a)	17,900	125,479
Health Net, Inc. (a) (b)	159,017	3,501,554
HealthSpring, Inc. (a) (b)	104,282	1,835,363
inVentiv Health, Inc. (a)	111,856	2,576,044
IPC The Hospitalist Company, Inc. (a)	996	30,916
Kindred Healthcare, Inc. (a)	3,000	53,520
Landauer, Inc.	769	52,407
LifePoint Hospitals, Inc. (a) (b)	73,581	2,809,323
Magellan Health Services, Inc. (a) (b)	59,200	2,498,832
MedCath Corporation (a)	11,500	114,310
Metropolitan Health Networks, Inc. (a)	43,335	133,905
Molina HealthCare, Inc. (a)	1,300	37,921
MWI Veterinary Supply, Inc. (a)	500	20,975
National Healthcare Corporation	5,223	184,685
NightHawk Radiology Holdings, Inc. (a)	18,035	66,730
Odyssey Healthcare, Inc. (a) (b)	63,014	1,312,582
Owens & Minor, Inc.	48,092	1,512,493
PharMerica Corporation (a)	1,700	32,810
Prospect Medical Holdings, Inc. (a)	100	674
Providence Service Corporation (The) (a) (b)	86,220	1,432,114
PSS World Medical, Inc. (a)	5,608	131,396
RadNet, Inc. (a)	20,252	74,527
RehabCare Group, Inc. (a)	3,820	108,946

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
Health Care Providers & Services - 3.5% (Continued)
Res-Care, Inc. (a)	123,824	$1,441,311
Rural/Metro Corporation (a)	6,285	44,309
Skilled Healthcare Group, Inc. - Class A (a)	1,800	12,042
Sun Healthcare Group, Inc. (a)	54,799	489,903
Sunrise Senior Living, Inc. (a)	272,727	1,516,362
Team Health Holdings, Inc. (a)	12,370	194,456
Tenet Healthcare Corporation (a) (b)	432,600	2,703,750
Universal American Corporation (a)	59,825	918,314
Universal Health Services, Inc. - Class B (b)	40,377	1,498,794
		37,809,623
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	53,946	1,088,091
Medidata Solutions, Inc. (a)	12,950	189,977
Merge Healthcare, Inc. (a)	37,400	92,752
Omnicell, Inc. (a) (b)	82,310	1,098,838
Phase Forward, Inc. (a)	68,794	1,156,427
		3,626,085
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a)	39,300	272,742
Arrowhead Research Corporation (a)	59,600	91,188
Bio-Rad Laboratories, Inc. - Class A (a)	23,968	2,676,986
Bruker Corporation (a) (b)	298,028	4,556,848
Caliper Life Sciences, Inc. (a)	5,500	22,055
Cambrex Corporation (a)	41,871	183,814
Enzo Biochem, Inc. (a)	2,600	15,522
eResearchTechnology, Inc. (a)	11,000	81,070
Kendle International, Inc. (a)	4,908	81,227
MDS, Inc. (a)	28,300	254,417
Pharmaceutical Product Development, Inc. (b)	47,200	1,298,000
PURE Bioscience (a)	23,000	70,840
Sequenom, Inc. (a)	292,040	1,810,648
Techne Corporation	3,822	253,208
		11,668,565
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc. (a)	16,774	61,728
Angiotech Pharmaceuticals, Inc. (a)	23,900	26,768
AVANIR Pharmaceuticals, Inc. - Class A (a)	15,700	50,554
Cardiome Pharma Corporation (a)	24,700	206,492
Columbia Laboratories, Inc. (a)	1,400	1,540
DepoMed, Inc. (a)	12,300	49,569
Endo Pharmaceuticals Holdings, Inc. (a)	11,600	254,040
Eurand N.V. (a)	18,252	187,996
Hi-Tech Pharmacal Company, Inc. (a)	1,000	24,330
Impax Laboratories, Inc. (a)	72,719	1,316,214
Inspire Pharmaceuticals, Inc. (a)	14,300	97,955
Javelin Pharmaceuticals, Inc. (a)	16,000	34,880
King Pharmaceuticals, Inc. (a)	1,900	18,620
Labopharm, Inc. (a)	91,500	140,910
Medicines Company (The) (a)	52,978	388,858

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
Pharmaceuticals - 1.2% (Continued)
Nektar Therapeutics (a) (b)	299,622	$4,182,723
Obagi Medical Products, Inc. (a)	4,223	56,926
Par Pharmaceutical Companies, Inc. (a)	3,700	100,418
POZEN, Inc. (a)	2,300	24,909
Questcor Pharmaceuticals, Inc. (a)	20,621	200,849
Repros Therapeutics, Inc. (a)	12,500	10,625
Salix Pharmaceuticals Ltd. (a)	19,771	794,794
Santarus, Inc. (a)	132,346	434,095
Skystar Bio-Pharmaceutical Company Ltd. (a)	400	3,876
SuperGen, Inc. (a)	2,900	8,555
Tianyin Pharmaceutical Company, Inc.	48,965	171,867
ViroPharma, Inc. (a) (b)	311,487	3,962,115
		12,812,206
Industrials - 13.6%
Aerospace & Defense - 1.9%
AeroVironment, Inc. (a)	7,408	193,941
American Science & Engineering, Inc.	1,400	105,210
Applied Energetics, Inc. (a)	44,403	64,828
Argon ST, Inc. (a)	2,300	59,800
Astrotech Corporation (a)	3,500	10,150
BE Aerospace, Inc. (a)	40,462	1,202,126
Boeing Company (The)	11,000	796,730
Ceradyne, Inc. (a)	2,900	64,380
Cubic Corporation (b)	75,990	2,835,187
Ducommun, Inc.	21,122	483,483
DynCorp International, Inc. - Class A (a)	10,400	178,880
Esterline Technologies Corporation (a) (b)	97,198	5,421,704
GenCorp, Inc. (a)	323,888	2,014,583
GeoEye, Inc. (a) (b)	77,883	2,219,665
Global Defense Technology & Systems, Inc. (a)	2,159	30,507
HEICO Corporation	2,496	107,513
Kratos Defense & Security Solutions, Inc. (a)	14,200	202,350
Ladish Company, Inc. (a)	3,648	100,284
LMI Aerospace, Inc. (a)	23,041	397,688
Orbital Sciences Corporation (a)	6,000	110,280
Stanley, Inc. (a)	14,019	443,421
Taser International, Inc. (a)	117,961	557,956
Teledyne Technologies, Inc. (a) (b)	28,700	1,251,320
TransDigm Group, Inc. (a)	1,600	88,432
Triumph Group, Inc. (b)	19,898	1,543,289
		20,483,707
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	546,084	3,003,462
C.H. Robinson Worldwide, Inc.	13,200	795,960
Forward Air Corporation	1,190	33,344
Pacer International, Inc. (a) (b)	311,108	2,065,757
UTi Worldwide, Inc.	57,200	906,620
		6,805,143

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Airlines - 2.1%
AirTran Holdings, Inc. (a)	403,865	$2,132,407
Alaska Air Group, Inc. (a)	116	4,804
AMR Corporation (a)	384,397	2,836,850
Continental Airlines, Inc. - Class B (a) (b)	252,731	5,648,538
Copa Holdings, S.A. - Class A (b)	50,417	2,857,636
ExpressJet Holdings, Inc. (a)	9,000	36,000
Hawaiian Holdings, Inc. (a)	76,900	545,990
JetBlue Airways Corporation (a) (b)	626,731	3,503,426
Pinnacle Airlines Corporation (a)	23,466	171,536
Republic Airways Holdings, Inc. (a)	42,335	265,017
SkyWest, Inc. (b)	55,400	829,892
UAL Corporation (a)	62,400	1,346,592
US Airways Group, Inc. (a)	314,344	2,222,412
		22,401,100
Building Products - 0.3%
Ameron International Corporation	1,464	101,587
Armstrong World Industries, Inc. (a)	26,600	1,158,430
Gibraltar Industries, Inc. (a)	9,344	140,347
Griffon Corporation (a)	900	12,690
Insteel Industries, Inc.	19,789	242,613
NCI Building Systems, Inc. (a)	11,860	163,431
Quanex Building Products Corporation	30,100	571,900
USG Corporation (a)	16,100	379,960
		2,770,958
Commercial Services & Supplies - 1.7%
ACCO Brands Corporation (a)	22,300	203,599
Alexco Resource Corporation (a)	54,300	211,770
American Reprographics Company (a)	9,600	95,904
ATC Technology Corporation (a)	17,758	362,974
Bowne & Company, Inc. (b)	135,846	1,518,758
Brink's Company (The) (b)	33,211	884,409
Cenveo, Inc. (a)	10,700	91,699
CompX International, Inc.	200	2,210
Copart, Inc. (a)	17,700	631,713
Cornell Companies, Inc. (a)	49,610	1,364,275
Corrections Corporation of America (a) (b)	143,522	2,973,776
Courier Corporation	300	5,157
Covanta Holding Corporation (a)	110,350	1,928,918
EnergySolutions, Inc.	19,000	137,750
EnerNOC, Inc. (a)	1,700	49,436
Ennis, Inc.	4,500	83,205
Fuel Tech, Inc. (a)	99,500	747,245
Geo Group, Inc. (The) (a)	7,000	148,260
Healthcare Services Group, Inc.	5,700	122,493
Industrial Services of America, Inc. (a)	6,100	109,739
Interface, Inc. - Class A	32,227	421,529
Knoll, Inc.	10,800	150,984
M&F Worldwide Corporation (a) (b)	60,931	1,868,144
Metalico, Inc. (a)	22,400	147,840

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Commercial Services & Supplies - 1.7% (Continued)
North American Galvanizing & Coatings, Inc. (a)	7,300	$54,750
Perma-Fix Environmental Services (a)	70,385	150,624
PRGX Global, Inc. (a)	12,784	86,420
Protection One, Inc. (a)	27,720	428,828
Schawk, Inc.	8,077	153,059
Standard Parking Corporation (a)	41,892	707,556
Steelcase, Inc. - Class A	118,221	970,594
Sykes Enterprises, Inc. (a)	4,100	93,193
United Stationers, Inc. (a)	4,558	279,041
US Ecology, Inc.	5,200	81,120
Viad Corp	2,900	67,860
Waste Services, Inc. (a) (b)	90,573	1,018,041
		18,352,873
Construction & Engineering - 0.4%
AECOM Technology Corporation (a) (b)	39,043	1,174,023
Argan, Inc. (a)	1,308	14,859
Dycom Industries, Inc. (a)	5,378	57,114
Furmanite Corporation (a)	20,409	104,086
Great Lakes Dredge & Dock Company	319,823	1,733,441
KHD Humboldt Wedag International AG	6,029	51,305
Layne Christensen Company (a)	5,096	139,528
MasTec, Inc. (a)	183	2,289
Michael Baker Corporation (a)	22,120	781,721
Orion Marine Group, Inc. (a)	8,500	161,160
Pike Electric Corporation (a)	5,974	64,221
Sterling Construction Company, Inc. (a)	100	1,750
		4,285,497
Electrical Equipment - 1.0%
A-Power Energy Generation Systems Ltd. (a)	95,515	1,001,953
AZZ, Inc.	400	16,248
Broadwind Energy, Inc. (a)	16,100	63,756
Canadian Solar, Inc. (a)	9,600	166,272
China BAK Battery, Inc. (a)	1,700	3,417
China Electric Motor, Inc. (a)	13,028	122,984
Ener1, Inc. (a)	42,598	177,208
Energy Conversion Devices, Inc. (a)	67,480	480,458
Evergreen Solar, Inc. (a)	43,900	49,168
Franklin Electric Company, Inc.	3,500	122,465
Fushi Copperweld, Inc. (a) (b)	95,703	1,058,475
Generac Holdings, Inc. (a)	4,503	67,950
GrafTech International Ltd. (a)	2,800	47,208
GT Solar International, Inc. (a)	7,500	43,725
Hong Kong Highpower Technology, Inc. (a)	28,720	132,399
II-VI, Inc. (a)	1,470	52,714
Jinpan International Ltd.	9,140	159,767
Lihua International, Inc. (a)	15,758	138,355
Polypore International, Inc. (a)	4,458	78,951
Powell Industries, Inc. (a)	913	30,659
Preformed Line Products Company	701	21,030

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Electrical Equipment - 1.0% (Continued)
Regal-Beloit Corporation (b)	67,386	$4,263,512
SunPower Corporation - Class A (a)	21,700	359,135
Woodward Governor Company	67,436	2,161,324
		10,819,133
Industrial Conglomerates - 0.0%
Otter Tail Corporation	1,100	24,442
Standex International Corporation	1,775	42,369
Tredegar Corporation	3,200	54,592
		121,403
Machinery - 2.6%
AGCO Corporation (a) (b)	83,354	2,919,057
Alamo Group, Inc.	23,052	543,105
Altra Holdings, Inc. (a)	7,633	115,716
American Railcar Industries, Inc. (b)	58,337	953,810
Ampco-Pittsburgh Corporation	13,552	348,422
Blount International, Inc. (a)	9,000	100,980
Cascade Corporation	400	13,944
Chart Industries, Inc. (a)	7,161	164,631
China Fire & Security Group, Inc. (a)	2,100	28,728
China Valves Technology, Inc. (a)	19,383	212,244
China Yuchai International Ltd.	31,400	662,540
CIRCOR International, Inc.	6,809	234,638
Colfax Corporation (a)	40,226	524,949
Columbus McKinnon Corporation (a)	1,000	18,030
Commercial Vehicle Group, Inc. (a)	7,300	68,474
Crane Company	39,258	1,410,933
Duoyuan Printing, Inc. (a)	27,715	240,012
Dynamic Materials Corporation	14,900	267,604
ESCO Technologies, Inc.	3,600	111,060
Flow International Corporation (a)	14,800	46,768
Force Protection, Inc. (a) (b)	148,207	792,907
Gardner Denver, Inc.	12,681	637,728
Graham Corporation	400	7,140
Greenbrier Companies, Inc. (The) (a)	5,300	86,284
Harsco Corporation (b)	46,313	1,433,850
IDEX Corporation	30,035	1,009,176
John Bean Technologies Corporation	4,200	77,154
Kadant, Inc. (a)	5,218	104,412
L.B. Foster Company - Class A (a)	300	8,880
Lydall, Inc. (a)	18,881	152,181
Manitowoc Company, Inc. (The)	34,145	478,371
Mueller Water Products, Inc. - Class A (b)	492,466	2,757,810
NACCO Industries, Inc. - Class A	25,357	2,204,538
RBC Bearings, Inc. (a)	4,100	129,396
Robbins & Myers, Inc.	6,500	168,415
Sauer-Danfoss, Inc. (a)	153,383	2,492,474
SmartHeat, Inc. (a)	7,100	59,569
Snap-on, Inc. (b)	49,203	2,370,601
Tennant Company	600	20,694

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Machinery - 2.6% (Continued)
Timken Company	16,800	$591,024
Twin Disc, Inc.	3,262	46,059
Valmont Industries, Inc. (b)	10,086	840,063
Wabash National Corporation (a)	19,651	191,008
WABCO Holdings, Inc. (a) (b)	82,636	2,742,689
		28,388,068
Marine - 0.5%
Danaos Corporation (a)	24,200	122,210
Diana Shipping, Inc. (a)	20,970	321,260
Eagle Bulk Shipping, Inc. (a)	76,900	445,251
Excel Maritime Carriers Ltd. (a)	146,418	1,042,496
Horizon Lines, Inc.	31,100	170,117
International Shipholding Corporation (b)	45,132	1,369,305
Navios Maritime Acquisition Corporation (a)	9,200	91,264
Navios Maritime Holdings, Inc.	57,300	397,662
Navios Maritime Partners, L.P.	11,430	203,225
Paragon Shipping, Inc.	57,300	273,321
Safe Bulkers, Inc.	38,100	303,276
Seaspan Corporation	33,770	395,447
Star Bulk Carriers Corporation	73,500	209,475
TBS International PLC - Class A (a)	22,300	180,184
Ultrapetrol (Bahamas) Ltd. (a)	6,500	39,780
		5,564,273
Professional Services - 0.7%
Acacia Research Corporation (a)	70,992	1,056,361
Administaff, Inc.	1,892	41,889
CDI Corporation	4,920	85,756
Diamond Management & Technology Consultants, Inc.	6,600	53,592
Exponent, Inc. (a)	241	7,184
Heidrick & Struggles International. Inc.	4,500	118,845
Hill International, Inc. (a)	53,031	340,459
Hudson Highland Group, Inc. (a)	4,400	24,684
Huron Consulting Group, Inc. (a) (b)	27,444	642,738
ICF International, Inc. (a)	32,642	755,989
IHS, Inc. - Class A (a)	8,600	435,762
Kforce, Inc. (a)	27,822	386,448
Korn/Ferry International (a)	2,300	37,283
Mistras Group, Inc. (a)	19,378	227,304
Navigant Consulting, Inc. (a)	54,414	700,852
Resources Connection, Inc. (a)	14,500	254,330
SFN Group, Inc. (a)	6,179	52,830
TrueBlue, Inc. (a)	8,900	140,531
Volt Information Sciences, Inc. (a)	99,820	1,251,743
VSE Corporation (b)	19,500	783,705
		7,398,285
Road & Rail - 1.0%
AMERCO (a) (b)	10,746	671,088
Avis Budget Group, Inc. (a) (b)	243,021	3,674,477

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Road & Rail - 1.0% (Continued)
Celadon Group, Inc. (a)	6,404	$95,612
Marten Transport Ltd. (a)	7,543	164,814
Quality Distribution, Inc. (a)	27,450	192,150
RailAmerica, Inc. (a)	8,712	112,298
Ryder System, Inc.	32,780	1,524,926
Vitran Corporation, Inc. (a)	9,900	150,381
YRC Worldwide, Inc. (a)	6,722,520	3,742,427
		10,328,173
Trading Companies & Distributors - 0.8%
Aceto Corporation	8,579	57,222
Aircastle Ltd. (b)	296,627	3,562,490
Applied Industrial Technologies, Inc.	48,020	1,478,056
CAI International, Inc. (a)	11,500	156,515
China Armco Metals, Inc. (a)	1,000	5,470
DXP Enterprises, Inc. (a)	1,836	30,459
H&E Equipment Services, Inc. (a)	6,436	76,009
Interline Brands, Inc. (a)	3,400	70,754
Kaman Corporation	2,605	71,403
RSC Holdings, Inc. (a)	3,000	27,510
TAL International Group, Inc.	5,100	132,549
Textainer Group Holdings Ltd.	19,142	439,501
United Rentals, Inc. (a)	149,044	2,140,272
WESCO International, Inc. (a)	6,797	276,094
		8,524,304
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	10,669	279,955
Macquarie Infrastructure Company, LLC (a)	8,950	145,437
		425,392
Information Technology - 18.8%
Communications Equipment - 3.0%
Acme Packet, Inc. (a) (b)	212,619	5,557,861
ADC Telecommunications, Inc. (a)	57,100	457,371
Alvarion Ltd. (a)	46,200	173,712
Aruba Networks, Inc. (a)	500	6,280
BigBand Networks, Inc. (a)	128,739	424,839
Black Box Corporation	1,100	34,309
Blue Coat Systems, Inc. (a) (b)	96,543	3,140,544
Brocade Communications Systems, Inc. (a) (b)	1,029,703	6,682,772
Ceragon Networks Ltd. (a)	16,000	160,800
Cogo Group, Inc. (a)	12,700	89,408
DG FastChannel, Inc. (a)	200	7,036
Digi International, Inc. (a)	60,089	643,553
EMS Technologies, Inc. (a)	5,934	94,291
Extreme Networks, Inc. (a)	19,100	63,603
Harmonic, Inc. (a)	17,100	116,964
Hughes Communications, Inc. (a)	10,410	290,439
Infinera Corporation (a)	43,730	400,129
InterDigital, Inc. (a)	19,900	550,633
Ituran Location and Control Ltd.	3,411	50,824

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 18.8% (Continued)
Communications Equipment - 3.0% (Continued)
Ixia (a)	9,896	$101,434
JDS Uniphase Corporation (a)	97,018	1,260,264
NETGEAR, Inc. (a)	9,620	260,317
Network Engines, Inc. (a)	25,645	78,217
Occam Networks, Inc. (a)	2,700	17,604
Oclaro, Inc. (a)	13,200	202,356
Oplink Communications, Inc. (a)	5,000	75,550
Opnext, Inc. (a)	67,700	159,095
Orckit Communications Ltd. (a)	13,450	53,262
Plantronics, Inc.	17,131	568,749
Powerwave Technologies, Inc. (a)	21,113	37,370
Qiao Xing Universal Telephone, Inc. (a)	81,100	137,870
Radware Ltd. (a)	7,273	143,933
Riverbed Technology, Inc. (a) (b)	115,295	3,572,992
Sierra Wireless, Inc. (a)	23,755	190,990
Sonus Networks, Inc. (a) (b)	1,144,562	2,964,416
Sycamore Networks, Inc. (a)	3,696	73,144
Symmetricom, Inc. (a)	17,563	116,443
Tellabs, Inc. (b)	258,949	2,351,257
ViaSat, Inc. (a) (b)	32,180	1,140,781
ZST Digital Networks, Inc. (a)	29,190	188,859
		32,640,271
Computers & Peripherals - 1.4%
Adaptec, Inc. (a)	100	309
Compellent Technologies, Inc. (a)	83,200	1,045,824
Cray, Inc. (a)	36,588	247,335
Electronics for Imaging, Inc. (a)	7,200	92,520
Hutchinson Technology, Inc. (a)	77,068	469,344
Hypercom Corporation (a)	196,250	814,438
Imation Corporation (a)	31,275	339,021
Intermec, Inc. (a)	4,300	49,321
Isilon Systems, Inc. (a)	157,222	2,040,742
Key Tronic Corporation (a)	595	3,778
LaserCard Corporation (a)	8,200	46,658
Lexmark International, Inc. - Class A (a) (b)	139,140	5,155,137
Logitech International S.A. (a)	11,900	194,922
NCR Corporation (a) (b)	156,713	2,062,343
Quantum Corporation (a) (b)	491,301	1,424,773
Silicon Graphics International Corporation (a) (b)	78,826	779,589
Super Micro Computer, Inc. (a)	14,769	209,424
Xyratex Ltd. (a)	8,500	149,600
		15,125,078
Electronic Equipment, Instruments & Components - 2.1%
Agilysys, Inc.	5,119	55,541
AVX Corporation (b)	148,219	2,289,984
Brightpoint, Inc. (a) (b)	160,078	1,295,031
Checkpoint Systems, Inc. (a)	10,783	243,588
China Security & Surveillance Technology, Inc. (a)	48,300	287,385
Cogent, Inc. (a)	59,159	612,296

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 18.8% (Continued)
Electronic Equipment, Instruments & Components - 2.1% (Continued)
Coherent, Inc. (a) (b)	39,972	$1,501,748
CPI International, Inc. (a)	7,193	96,602
CTS Corporation	4,400	46,200
DDi Corporation (a)	8,300	71,048
Echelon Corporation (a)	3,200	30,240
Electro Rent Corporation	21	300
Gerber Scientific, Inc. (a)	28,705	206,676
Hollysys Automation Technologies Ltd. (a)	16,525	171,364
IPG Photonics Corporation (a)	200	3,502
Jabil Circuit, Inc.	89,100	1,365,012
Keithley Instruments, Inc.	20,895	177,816
L-1 Identity Solutions, Inc. (a)	152,174	1,319,349
Littelfuse, Inc. (a) (b)	28,907	1,220,743
Methode Electronics, Inc.	4,600	51,060
MTS Systems Corporation	4,266	127,425
Multi-Fineline Electronix, Inc. (a) (b)	82,338	2,134,201
Nam Tai Electronics, Inc. (a)	9,405	47,213
National Instruments Corporation	5,661	195,757
Newport Corporation (a)	1,200	14,196
Orbotech Ltd. (a)	5,600	67,760
OSI Systems, Inc. (a)	3,400	88,536
Park Electrochemical Corporation	3,252	98,243
Power-One, Inc. (a)	246,100	1,934,346
Richardson Electronics Ltd.	52,200	599,778
Rofin-Sinar Technologies, Inc. (a)	10,498	278,827
Rogers Corporation (a)	1,300	43,511
ScanSource, Inc. (a)	1,100	30,646
SMART Modular Technologies (WWH), Inc. (a)	19,900	139,698
SMTC Corporation (a)	11,600	46,400
SYNNEX Corporation (a)	3,800	104,196
Universal Display Corporation (a)	3,600	48,060
Vishay Intertechnology, Inc. (a) (b)	548,256	5,707,345
Zygo Corporation (a)	3,125	29,531
		22,781,154
Internet Software & Services - 2.0%
Ancestry.com, Inc. (a)	3,400	66,742
AOL, Inc. (a)	74,000	1,728,640
Archipelago Learning, Inc. (a)	5,752	83,404
Art Technology Group, Inc. (a)	22,900	98,012
comScore, Inc. (a)	15,158	275,118
Dice Holdings, Inc. (a)	3,300	28,611
GigaMedia Ltd. (a)	53,000	159,530
GSI Commerce, Inc. (a) (b)	119,348	3,252,233
IAC/InterActiveCorporation (a) (b)	146,105	3,275,674
IncrediMail Ltd.	7,100	45,795
Internap Network Services Corporation (a) (b)	240,600	1,390,668
Internet Capital Group, Inc. (a)	3,200	31,648
Internet Gold-Golden Lines Ltd. (a)	3,733	105,868
KIT digital, Inc. (a)	500	7,235

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 18.8% (Continued)
Internet Software & Services - 2.0% (Continued)
Knot, Inc. (The) (a)	5,400	$43,794
Limelight Networks, Inc. (a)	47,111	189,386
LivePerson, Inc. (a)	106,016	875,692
Local.com Corporation (a)	4,900	42,434
LogMeIn, Inc. (a)	9,400	219,866
MercadoLibre, Inc. (a)	4,205	212,016
ModusLink Global Solutions, Inc. (a)	49,699	443,812
Monster Worldwide, Inc. (a)	57,300	998,739
NIC, Inc. (a)	8,700	61,335
Openwave Systems, Inc. (a)	26,500	59,095
Rackspace Hosting, Inc. (a)	95,025	1,705,699
RADVision Ltd. (a)	700	4,473
RealNetworks, Inc. (a)	16,900	70,135
SAVVIS, Inc. (a) (b)	208,468	3,669,037
SINA Corporation (a)	22,200	814,740
Sohu.com, Inc. (a)	8,900	428,535
Switch & Data Facilities Company, Inc. (a)	1,800	34,542
Travelzoo, Inc. (a)	31,900	636,086
United Online, Inc.	14,100	112,377
ValueClick, Inc. (a)	10,300	105,884
Zix Corporation (a)	40,835	100,454
		21,377,309
IT Services - 1.9%
Acxiom Corporation (a) (b)	52,200	995,976
Broadridge Financial Solutions, Inc. (b)	138,843	3,305,852
CACI International, Inc. - Class A (a)	3,100	147,033
China Information Security Technology, Inc. (a)	21,135	127,655
CSG Systems International, Inc. (a)	51,130	1,161,673
Euronet Worldwide, Inc. (a)	1,100	17,523
ExlService Holdings, Inc. (a)	11,017	175,391
Forrester Research, Inc. (a)	200	6,422
Global Cash Access Holdings, Inc. (a)	130,254	1,130,605
iGATE Corporation	12,036	149,006
infoGROUP, Inc. (a)	53,900	431,739
Integral Systems, Inc. (a) (b)	26,361	229,868
Lender Processing Services, Inc.	9,900	373,725
Lionbridge Technologies, Inc. (a)	15,600	84,396
Mantech International Corporation - Class A (a)	19,000	855,570
MAXIMUS, Inc. (b)	24,360	1,508,128
MoneyGram International, Inc. (a)	34,800	106,140
Ness Technologies, Inc. (a) (b)	237,358	1,535,706
RightNow Technologies, Inc. (a)	6,561	107,600
Sapient Corporation (a) (b)	153,362	1,568,893
Syntel, Inc.	3,700	133,644
Telvent GIT, S.A. (a)	8,000	231,200
TNS, Inc. (a)	31,717	823,056
Total System Services, Inc.	105,163	1,683,660
Unisys Corporation (a)	21,882	613,134
VeriFone Holdings, Inc. (a)	129,608	2,466,440

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 18.8% (Continued)
IT Services - 1.9% (Continued)
Virtusa Corporation (a)	53,104	$546,440
Yucheng Technologies Ltd. (a)	30,700	117,274
		20,633,749
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Analogic Technologies, Inc. (a)	22,800	86,640
Advanced Energy Industries, Inc. (a)	42,142	620,330
Amkor Technology, Inc. (a)	149,810	1,129,567
Amtech Systems, Inc. (a)	9,759	93,394
ANADIGICS, Inc. (a)	21,300	107,139
Applied Micro Circuits Corporation (a)	9,700	109,416
Atmel Corporation (a) (b)	567,488	3,087,135
ATMI, Inc. (a)	49,227	892,486
Axcelis Technologies, Inc. (a)	87,100	207,298
AXT, Inc. (a)	12,800	55,936
Brooks Automation, Inc. (a)	9,300	90,396
Cabot Microelectronics Corporation (a) (b)	32,043	1,229,169
Cavium Networks, Inc. (a)	3,000	82,830
CEVA, Inc. (a)	12,700	155,448
Cirrus Logic, Inc. (a)	16,300	207,173
Cohu, Inc.	200	3,230
Conexant Systems, Inc. (a)	451,513	1,377,115
Cymer, Inc. (a)	6,700	228,805
Cypress Semiconductor Corporation (a)	100,497	1,295,406
Diodes, Inc. (a)	4,100	88,027
DSP Group, Inc. (a)	10,521	85,957
Entegris, Inc. (a)	324,101	2,006,185
Entropic Communications, Inc. (a)	209,744	1,107,448
EZchip Semiconductor Ltd. (a)	10,479	203,974
Fairchild Semiconductor International, Inc. (a)	328,453	3,685,243
FSI International, Inc. (a)	24,288	92,780
GSI Technology, Inc. (a)	13,890	89,868
Hittite Microwave Corporation (a)	3,069	157,378
Ikanos Communications, Inc. (a)	25,200	71,316
Integrated Device Technology, Inc. (a)	106,260	702,379
Integrated Silicon Solution, Inc. (a)	95,350	1,175,665
International Rectifier Corporation (a)	26,585	611,987
IXYS Corporation (a)	4,800	43,344
Kopin Corporation (a)	111,872	470,981
Kulicke & Soffa Industries, Inc. (a) (b)	329,527	2,702,121
Lattice Semiconductor Corporation (a) (b)	830,392	4,376,166
LTX-Credence Corporation (a)	14,800	50,172
Mattson Technology, Inc. (a)	37,661	169,475
Mellanox Technologies Ltd. (a)	4,400	109,120
Micrel, Inc.	5,100	59,517
MIPS Technologies, Inc. (a)	18,200	90,818
Monolithic Power Systems, Inc. (a)	6,100	150,365
National Semiconductor Corporation	5,400	79,812
OmniVision Technologies, Inc. (a)	209,511	3,679,013
ON Semiconductor Corporation (a)	785,600	6,237,664

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 18.8% (Continued)
Semiconductors & Semiconductor Equipment - 5.2% (Continued)
Photronics, Inc. (a)	73,471	$400,417
Pixelworks, Inc. (a)	12,400	59,520
PLX Technology, Inc. (a)	7,185	37,721
PMC-Sierra, Inc. (a)	24,004	212,435
Rambus, Inc. (a)	12,700	306,451
RF Micro Devices, Inc. (a)	381,300	2,142,906
Rudolph Technologies, Inc. (a)	9,800	93,394
Semtech Corporation (a)	123,880	2,248,422
Sigma Designs, Inc. (a)	48,053	569,909
Silicon Image, Inc. (a)	122,221	454,662
Skyworks Solutions, Inc. (a)	40,400	680,336
Standard Microsystems Corporation (a)	11,232	288,438
Tessera Technologies, Inc. (a)	10,800	219,024
Tower Semiconductor Ltd. (a)	59,035	87,372
Trident Microsystems, Inc. (a)	42,100	72,833
TriQuint Semiconductor, Inc. (a)	289,596	2,183,554
Ultra Clean Holdings, Inc. (a)	7,300	72,051
Ultratech, Inc. (a)	9,300	136,617
Varian Semiconductor Equipment Associates, Inc. (a) (b)	74,325	2,448,265
Veeco Instruments, Inc. (a) (b)	94,800	4,170,252
Verigy Ltd. (a)	16,193	193,344
Virage Logic Corporation (a)	3,534	32,796
Volterra Semiconductor Corporation (a)	3,700	88,652
White Electronic Designs Corporation (a)	7,100	49,700
Zoran Corporation (a)	18,200	177,086
		56,781,845
Software - 3.2%
ACI Worldwide, Inc. (a)	300	5,637
Advent Software, Inc. (a) (b)	24,252	1,095,705
AsiaInfo Holdings, Inc. (a) (b)	93,701	2,662,046
Aspen Technology, Inc. (a)	21,000	247,170
Blackbaud, Inc. (b)	28,800	663,840
Bottomline Technologies, Inc. (a)	5,500	95,700
Cadence Design Systems, Inc. (a)	184,482	1,376,236
CDC Corporation - Class A (a)	103,600	275,576
China TransInfo Technology Corporation (a)	129,728	908,096
ClickSoftware Technologies Ltd. (a)	34,169	232,349
Compuware Corporation (a) (b)	215,459	1,852,947
Concur Technologies, Inc. (a)	11,066	463,776
Deltek, Inc. (a) (b)	66,691	524,858
DemandTec, Inc. (a)	10,400	70,304
Digimarc Corporation (a)	251	4,521
Double-Take Software, Inc. (a) (b)	155,339	1,669,894
Ebix, Inc. (a)	8,500	138,295
EPIQ Systems, Inc. (a) (b)	104,548	1,259,803
Fortinet, Inc. (a)	3,000	53,340
Guidance Software, Inc. (a)	1,500	8,820
Informatica Corporation (a)	92,432	2,311,724
Interactive Intelligence, Inc. (a)	2,479	49,010

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 18.8% (Continued)
Software - 3.2% (Continued)
JDA Software Group, Inc. (a)	9,283	$268,279
Kenexa Corporation (a) (b)	122,327	1,836,128
Lawson Software, Inc. (a)	247,724	1,922,338
Mentor Graphics Corporation (a)	11,500	103,385
MICROS Systems, Inc. (a) (b)	37,904	1,408,513
MicroStrategy, Inc. - Class A (a)	1,209	92,609
Monotype Imaging Holdings, Inc. (a)	20,700	216,108
Net 1 UEPS Technologies, Inc. (a)	2,400	39,360
NetScout Systems, Inc. (a)	7,588	110,178
Novell, Inc. (a) (b)	360,219	2,020,829
OPNET Technologies, Inc.	44,052	707,475
PLATO Learning, Inc. (a)	24,308	137,340
Progress Software Corporation (a)	70,530	2,274,593
Radiant Systems, Inc. (a)	4,400	61,908
Renaissance Learning, Inc.	10,067	143,052
S1 Corporation (a)	10,100	62,317
Smith Micro Software, Inc. (a)	4,300	40,807
SolarWinds, Inc. (a)	3,400	63,104
SonicWALL, Inc. (a)	51,169	518,342
Sourcefire, Inc. (a)	1,600	35,792
Symyx Technologies, Inc. (a)	7,087	38,624
Synchronoss Technologies, Inc. (a) (b)	20,094	410,521
Take-Two Interactive Software, Inc. (a)	220,500	2,396,835
Taleo Corporation - Class A (a)	3,900	101,322
THQ, Inc. (a) (b)	223,110	1,695,636
TIBCO Software, Inc. (a)	44,000	501,600
VirnetX Holding Corporation (a)	13,520	72,332
VMware, Inc. - Class A (a)	15,100	930,764
Websense, Inc. (a)	4,500	102,465
		34,282,203
Materials - 6.1%
Chemicals - 1.4%
A. Schulman, Inc.	11,400	296,514
Cabot Corporation	11,600	377,464
Calgon Carbon Corporation (a) (b)	81,200	1,258,600
China Gengsheng Minerals, Inc. (a)	1,600	4,112
Cytec Industries, Inc. (b)	75,393	3,623,388
Ferro Corporation (a)	100,210	1,094,293
Flotek Industries, Inc. (a)	17,900	36,337
Georgia Gulf Corporation (a)	5,978	122,788
Huntsman Corporation	164,552	1,877,538
Innophos Holdings, Inc.	1,100	31,339
Innospec, Inc. (a)	7,202	95,859
Intrepid Potash, Inc. (a)	12,400	325,624
KMG Chemicals, Inc. (b)	51,308	946,120
Koppers Holdings, Inc.	2,900	81,693
Kraton Performance Polymers, Inc. (a)	4,900	92,904
Minerals Technologies, Inc.	4,999	288,442
OMNOVA Solutions, Inc. (a)	5,600	42,840

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 6.1% (Continued)
Chemicals - 1.4% (Continued)
Penford Corporation (a)	8,206	$75,905
PolyOne Corporation (a)	3,800	42,978
Quaker Chemical Corporation	2,000	62,940
Rockwood Holdings, Inc. (a)	42,487	1,272,061
RPM International, Inc.	22,600	499,008
Senomyx, Inc. (a)	10,468	44,698
Stepan Company	8,469	641,527
STR Holdings, Inc. (a)	3,536	81,540
Valspar Corporation (The) (b)	51,970	1,627,700
W.R. Grace & Company (a)	9,866	285,029
Yongye International, Inc. (a)	4,100	31,283
ZAGG, Inc. (a)	21,500	64,500
		15,325,024
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	5,682	24,149

Containers & Packaging - 1.6%
AEP Industries, Inc. (a)	516	14,257
Bemis Company, Inc. (b)	89,300	2,715,613
Boise, Inc. (a) (b)	360,040	2,480,676
BWAY Holding Company (a)	16,956	335,390
Graham Packaging Company, Inc. (a)	7,700	92,631
Graphic Packaging Holding Company (a)	112,500	415,125
Myers Industries, Inc.	3,200	34,752
Packaging Corporation of America (b)	98,866	2,444,956
Sealed Air Corporation (b)	118,400	2,545,600
Silgan Holdings, Inc. (b)	40,070	2,417,423
Sonoco Products Company (b)	62,842	2,081,955
Temple-Inland, Inc.	49,579	1,156,182
UFP Technologies, Inc. (a)	9,300	97,650
		16,832,210
Metals & Mining - 2.1%
A.M. Castle & Company (a)	3,200	43,904
Anooraq Resources Corporation (a)	41,600	71,968
Augusta Resource Corporation (a)	44,575	112,775
Aurizon Mines Ltd. (a)	51,100	291,781
Brush Engineered Materials, Inc. (a)	1,000	29,730
Capital Gold Corporation (a)	46,000	168,360
China Gerui Advanced Materials Group Ltd. (a)	14,500	101,065
China Precision Steel, Inc. (a)	14,700	30,282
Corriente Resources, Inc. - Class A (a)	18,700	154,088
Endeavour Silver Corporation (a)	50,300	196,673
Exeter Resource Corporation (a)	23,539	180,779
Extorre Gold Mines Ltd. (a)	18,339	54,669
Freeport-McMoRan Copper & Gold, Inc.	10,500	793,065
Fronteer Development Group, Inc. (a)	42,084	257,975
Gammon Gold, Inc. (a)	31,800	235,956
General Moly, Inc. (a)	72,954	272,848
General Steel Holdings, Inc. (a)	9,400	35,062

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 6.1% (Continued)
Metals & Mining - 2.1% (Continued)
Globe Specialty Metals, Inc. (a)	22,600	$282,500
Golden Star Resources Ltd. (a)	70,800	320,724
Gulf Resources, Inc. (a)	5,653	60,770
Harry Winston Diamond Corporation (a)	19,751	217,656
Haynes International, Inc.	1,500	53,865
Hecla Mining Company (a) (b)	1,083,854	6,470,608
International Tower Hill Mines Ltd. (a)	22,200	155,844
Jaguar Mining, Inc. (a)	4,600	50,922
Keegan Resources, Inc. (a)	7,405	48,207
MAG Silver Corporation (a)	14,160	107,899
Mesabi Trust	7,866	155,747
Metals USA Holdings Corporation (a)	8,500	152,660
Minefinders Corporation Ltd. (a)	16,000	160,960
Nevsun Resources Ltd. (a)	65,900	193,746
North American Palladium Ltd. (a)	193,123	898,022
Northern Dynasty Minerals Ltd. (a)	28,400	268,380
Northgate Minerals Corporation (a)	65,500	210,910
NovaGold Resources, Inc. (a)	41,700	369,045
Nucor Corporation	17,700	802,164
Platinum Group Metals Ltd. (a)	58,700	164,360
Polymet Mining Corporation (a)	21,650	46,547
Puda Coal, Inc. (a)	7,274	73,395
Royal Gold, Inc.	6,500	332,670
RTI International Metals, Inc. (a)	700	18,935
Rubicon Minerals Corporation (a)	71,900	286,881
Seabridge Gold, Inc. (a)	8,501	288,524
Silvercorp Metals, Inc.	425,796	3,504,301
Steel Dynamics, Inc.	92,700	1,456,317
Sutor Technology Group Ltd. (a)	17,357	47,732
Taseko Mines Ltd. (a)	130,100	738,968
Terra Nova Realty Corporation (a)	11,000	148,830
Thompson Creek Metals Company, Inc. (a)	10,466	134,174
Titanium Metals Corporation (a)	41,000	632,220
U.S. Energy Corporation (a)	85,077	520,671
US Gold Corporation (a)	15,100	51,491
Vista Gold Corporation (a)	42,900	106,821
WHX Corporation (a)	6,257	30,784
		22,595,230
Paper & Forest Products - 1.0%
Domtar Corporation (a) (b)	81,914	5,802,788
KapStone Paper and Packaging Corporation (a) (b)	262,199	3,382,367
Louisiana-Pacific Corporation (a)	84,821	997,495
Verso Paper Corporation (a)	81,893	429,119
Wausau Paper Corporation (a)	2,200	19,470
		10,631,239
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	17,767	897,944
Atlantic Tele-Network, Inc.	30,741	1,696,288

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Telecommunication Services - 1.4% (Continued)
Diversified Telecommunication Services - 0.7% (Continued)
Consolidated Communications Holdings, Inc.	24,200	$448,910
Global Crossing Ltd. (a)	17,503	259,919
Globalstar, Inc. (a)	3,026	5,568
IDT Corporation - Class B (a)	23,524	233,123
Level 3 Communications, Inc. (a)	1,302,876	2,032,487
PAETEC Holding Corporation (a) (b)	258,143	1,285,552
Premiere Global Services, Inc. (a)	5,100	47,787
SureWest Communications (a)	2,248	19,333
Verizon Communications, Inc.	27,300	788,697
Vonage Holdings Corporation (a)	118,100	200,770
		7,916,378
Wireless Telecommunication Services - 0.7%
FiberTower Corporation (a)	46,800	254,592
MetroPCS Communications, Inc. (a) (b)	820,063	6,257,081
NTELOS Holdings Corporation	8,400	164,892
Shenandoah Telecommunications Company	180	3,197
Syniverse Holdings, Inc. (a)	44,303	889,604
Terrestar Corporation (a)	35,600	27,768
		7,597,134
Utilities - 1.9%
Electric Utilities - 0.7%
Allegheny Energy, Inc.	15,579	339,311
Brookfield Infrastructure Partners, L.P.	10,989	193,956
DPL, Inc.	23,875	672,797
NV Energy, Inc. (b)	208,341	2,602,179
Pepco Holdings, Inc.	17,700	296,298
Portland General Electric Company	26,000	516,880
UIL Holdings Corporation	3,800	110,314
Westar Energy, Inc. (b)	115,642	2,739,559
		7,471,294
Gas Utilities - 0.9%
AGL Resources, Inc. (b)	72,052	2,846,775
Atmos Energy Corporation (b)	42,663	1,261,972
Energen Corporation (b)	56,553	2,763,745
Laclede Group, Inc. (The)	2,704	92,152
Southwest Gas Corporation	9,200	286,120
Star Gas Partners, L.P.	14,790	65,520
UGI Corporation (b)	93,513	2,570,672
		9,886,956
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	317,200	421,876
Mirant Corporation (a)	104,348	1,216,697
RRI Energy, Inc. (a)	51,000	207,570
U.S. Geothermal, Inc. (a)	28,200	26,793
		1,872,936
Multi-Utilities - 0.1%
TECO Energy, Inc.	56,200	951,466

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Utilities - 1.9% (Continued)
Water Utilities - 0.0%
American States Water Company	1,700	$63,444
California Water Service Group	3,500	135,555
Tri-Tech Holding, Inc. (a)	15,539	218,323
		417,322

Total Common Stocks (Cost $893,592,684)		$991,410,310

CLOSED-END FUNDS - 5.3%	Shares	Value
Aberdeen Emerging Markets Telecommunications Fund	100	$1,695
Aberdeen Israel Fund, Inc. (a)	100	1,568
Aberdeen Latin America Equity Fund, Inc.	3,400	138,108
Adams Express Company (The)	100,073	1,076,785
Alliance New York Municipal Income Fund, Inc.	4,719	65,500
AllianceBernstein Income Fund, Inc.	25,939	210,884
AllianceBernstein National Municipal Income Fund	100	1,390
Alpine Global Premier Properties Fund	156,659	1,019,850
American Strategic Income Portfolio, Inc. III	8,327	76,608
ASA Ltd.	21,131	1,775,427
Asia Pacific Fund, Inc. (The) (a)	100	1,025
Asia Tigers Fund, Inc.	200	3,856
Bancroft Fund Ltd.	1,900	30,685
BlackRock Apex Municipal Fund, Inc.	21,235	188,354
BlackRock Credit Allocation Income Trust II, Inc.	70,674	731,476
BlackRock Credit Allocation Income Trust III	43,491	468,833
BlackRock Credit Allocation Income Trust IV	74,795	941,669
BlackRock Credit Allocation Income Trust, Inc.	7,963	74,215
BlackRock Dividend Achievers Trust	900	8,370
BlackRock Energy & Resources Trust	4,191	106,871
BlackRock Florida Municipal 2020 Term Trust	4,100	56,785
BlackRock Income Opportunity Trust, Inc.	100	955
BlackRock Income Trust	131,172	856,553
BlackRock Muni Intermediate Duration Fund, Inc.	36,981	522,542
BlackRock Muni New York Intermediate Duration Fund, Inc.	4,825	61,905
BlackRock Municipal Bond Investment Trust	100	1,460
BlackRock MuniHoldings California Insured Fund, Inc.	88,000	1,167,760
BlackRock MuniHoldings New Jersey Insured Fund, Inc.	100	1,452
BlackRock MuniYield California Fund, Inc.	13,526	181,248
BlackRock MuniYield California Insured Fund, Inc.	37,578	494,151
BlackRock MuniYield Fund, Inc.	1,100	15,070
BlackRock MuniYield Insured Investment Fund	100	1,355
BlackRock MuniYield New Jersey Fund, Inc.	2,600	37,648
BlackRock MuniYield New York Insured Fund, Inc.	12,435	157,551
BlackRock MuniYield Pennsylvania Insured Fund	5,500	77,220
BlackRock New York Insured Municipal Income Trust	11,300	157,748
BlackRock New York Municipal Bond Trust	800	12,088
BlackRock New York Municipal Income Trust II	3,600	52,596
BlackRock Strategic Dividend Achievers Trust	100	1,019
Blue Chip Value Fund, Inc. (a)	7,900	26,860

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.3% (Continued)	Shares	Value
Boulder Growth & Income Fund, Inc. (a)	50,029	$303,176
Boulder Total Return Fund, Inc. (a)	31,055	459,614
Calamos Global Dynamic Income Fund	100	811
Calamos Strategic Total Return Fund	192,241	1,776,307
Central Europe & Russia Fund, Inc. (The)	12,551	456,103
Central Securities Corporation	11,800	245,794
China Fund, Inc. (The)	68,309	1,949,539
Claymore Dividend & Income Fund	100	1,450
Clough Global Allocation Fund	100	1,605
Clough Global Equity Fund	100	1,459
Cohen & Steers Closed-End Opportunity Fund, Inc.	8,500	108,545
Cohen & Steers Dividend Majors Fund, Inc.	45,612	525,450
Cohen & Steers Infrastructure Fund, Inc.	60,459	891,172
Cohen & Steers Quality Income Realty Fund, Inc.	141,489	1,080,976
Cohen & Steers REIT and Preferred Income Fund, Inc.	126,705	1,605,352
Cohen & Steers Total Return Realty Fund, Inc.	1,800	21,348
DCA Total Return Fund	12,000	34,680
DCW Total Return Fund	20,818	102,425
Delaware Investments Arizona Municipal Income Fund, Inc.	9,127	108,794
Delaware Investments Colorado Municipal Income Fund, Inc.	4,786	63,845
Delaware Investments National Municipal Income Fund	10,607	130,042
Denali Fund (The)	1,553	24,289
Diamond Hill Financial Trends Fund, Inc.	3,811	37,081
Dreyfus Municipal Income, Inc.	100	917
DTF Tax-Free Income, Inc.	13,391	202,070
DWS Dreman Value Income Edge Fund	8,900	119,260
Eaton Vance Massachusetts Municipal Income Fund	100	1,398
Eaton Vance Michigan Municipal Income Trust	100	1,277
Eaton Vance National Municipal Opportunities Trust	42,794	868,290
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	34,463	700,288
Engex, Inc. (a)	400	1,640
Equus Total Return, Inc. (a)	3,414	10,686
European Equity Fund, Inc. (The)	11,286	72,005
Evergreen International Balanced Income Fund	32,728	458,847
First Opportunity Fund, Inc.	39,813	279,089
First Trust Enhanced Equity Income Fund	100	1,201
First Trust Strategic High Income Fund	100	332
First Trust Strategic High Income Fund II	5,200	23,972
First Trust Strategic High Income Fund III	35,369	148,904
First Trust/FIDAC Mortgage Income Fund	10,541	195,746
Fort Dearborn Income Securities, Inc.	20,868	307,594
Foxby Corporation (a)	200	228
Franklin Universal Trust	100	615
Gabelli Healthcare & WellnessRx Trust (The) (a)	13,922	96,062
Global Income & Currency Fund, Inc.	22,800	325,812
H&Q Healthcare Investors (a)	53,235	687,796
H&Q Life Sciences Investors (a)	13,007	136,574
Hartford Income Shares Fund	6,200	35,650
Helios Advantage Income Fund, Inc.	26,237	182,611
Helios Multi-Sector High Income Fund, Inc.	20,700	101,431

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.3% (Continued)	Shares	Value
Herzfeld Caribbean Basin Fund, Inc. (a)	100	$682
India Fund, Inc. (a)	100	3,202
Japan Equity Fund, Inc. (The)	48,473	285,991
JF China Region Fund, Inc.	10,946	144,268
John Hancock Bank and Thrift Opportunity Fund	74,263	1,296,632
John Hancock Tax-Advantaged Dividend Income Fund	108,198	1,513,690
Korea Equity Fund, Inc. (a)	2,400	24,096
Latin America Discovery Fund, Inc.	100	1,723
Lazard World Dividend & Income Fund, Inc.	2,800	32,984
Liberty All-Star Equity Fund	100	491
LMP Capital and Income Fund, Inc.	53,266	575,805
Macquarie Global Infrastructure Total Return Fund, Inc.	73,246	1,127,256
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	29,112	358,951
Madison Strategic Sector Premium Fund	11,700	148,707
Malaysia Fund, Inc.	100	902
Mexico Equity and Income Fund, Inc. (The) (a)	16,100	155,848
Mexico Fund, Inc. (The)	21,621	537,282
MFS Charter Income Trust	37,823	356,671
MFS Intermediate Income Trust	100	662
Morgan Stanley Asia-Pacific Fund, Inc.	65,080	987,264
Morgan Stanley California Insured Municipal Income Trust	20,442	267,790
Morgan Stanley California Quality Municipal Securities	18,587	225,646
Morgan Stanley Eastern Europe Fund, Inc. (a)	1,715	28,572
Morgan Stanley Emerging Markets Fund, Inc.	18,950	264,542
Morgan Stanley Income Securities, Inc.	9,790	163,885
Morgan Stanley Insured California Municipal Securities	8,798	114,726
Morgan Stanley Insured Municipal Bond Trust	279	3,744
Morgan Stanley Insured Municipal Income Trust	22,414	317,606
Morgan Stanley Insured Municipal Securities	8,794	119,335
Morgan Stanley Insured Municipal Trust	7,455	103,103
Morgan Stanley Municipal Income Opportunities Trust III	70	547
Morgan Stanley New York Quality Municipal Securities	2,213	30,827
Morgan Stanley Quality Municipal Income Trust	6,858	86,548
Morgan Stanley Quality Municipal Investment Trust	15,223	198,508
Neuberger Berman Income Opportunity Fund, Inc.	2,600	19,604
Neuberger Berman Intermediate Municipal Fund, Inc.	5,400	76,194
New Germany Fund, Inc. (The)	100	1,288
New Ireland Fund, Inc. (The) (a)	16,428	122,553
NFJ Dividend, Interest & Premium Strategy Fund	126,114	1,998,907
Nuveen Arizona Dividend Advantage Municipal Fund	3,110	39,870
Nuveen Arizona Dividend Advantage Municipal Fund 2	3,142	42,763
Nuveen Arizona Dividend Advantage Municipal Fund 3	4,202	54,164
Nuveen Arizona Premium Income Municipal Fund	5,000	66,750
Nuveen California Dividend Advantage Municipal Fund	18,448	239,824
Nuveen California Municipal Value Fund 2	10,627	158,449
Nuveen California Premium Income Municipal Fund	7,562	95,811
Nuveen California Select Tax-Free Income Portfolio	6,358	83,544
Nuveen Connecticut Dividend Advantage Municipal Fund 3	29	412
Nuveen Connecticut Premium Income Municipal Fund	5,100	71,196
Nuveen Dividend Advantage Municipal Fund 2	7,613	110,769

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.3% (Continued)	Shares	Value
Nuveen Dividend Advantage Municipal Fund 3	3,600	$50,760
Nuveen Insured California Premium Income Municipal Fund	100	1,369
Nuveen Insured California Tax-Free Advantage Municipal Fund	9,553	125,144
Nuveen Insured Municipal Opportunity Fund, Inc.	59,575	832,263
Nuveen Insured New York Dividend Advantage Municipal Fund	100	1,390
Nuveen Insured New York Tax Free Advantage Municipal Fund	101	1,433
Nuveen Insured Premium Income Municipal Fund 2	47,732	604,764
Nuveen Insured Tax-Free Advantage Municipal Fund	100	1,451
Nuveen Investment Quality Municipal Fund, Inc.	44,899	638,015
Nuveen Michigan Dividend Advantage Municipal Fund	3,150	40,604
Nuveen Michigan Premium Income Municipal Fund, Inc.	8,508	110,094
Nuveen Michigan Quality Income Municipal Fund, Inc.	16,132	213,910
Nuveen Multi-Strategy Income and Growth Fund	147,413	1,191,097
Nuveen Multi-Strategy Income and Growth Fund 2	125,466	1,060,188
Nuveen New Jersey Dividend Advantage Municipal Fund	6,469	87,396
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	11,000	149,600
Nuveen New Jersey Municipal Value Fund	2,853	43,394
Nuveen New Jersey Premium Income Municipal Fund, Inc.	2,801	39,746
Nuveen New York Dividend Advantage Municipal Fund	11,300	153,906
Nuveen New York Dividend Advantage Municipal Fund 2	9,600	131,328
Nuveen New York Investment Quality Municipal Fund	25,156	357,215
Nuveen New York Municipal Value Fund 2	3,529	53,429
Nuveen New York Quality Income Municipal Fund, Inc.	27,361	382,780
Nuveen New York Select Quality Municipal Fund, Inc.	100	1,416
Nuveen New York Select Tax-Free Income Portfolio	87	1,229
Nuveen Ohio Dividend Advantage Municipal Fund	300	4,530
Nuveen Pennsylvania Dividend Advantage Municipal Fund	100	1,377
Nuveen Pennsylvania Investment Quality Municipal Fund	15,394	209,974
Nuveen Pennsylvania Premium Income Municipal Fund 2	5,076	65,582
Nuveen Performance Plus Municipal Fund	105,687	1,509,210
Nuveen Premier Municipal Income Fund, Inc.	25,478	343,698
Nuveen Premium Income Municipal Fund	78,293	1,071,831
Nuveen Premium Income Municipal Fund 2	8,929	124,115
Nuveen Premium Income Municipal Fund 4	585	7,430
Nuveen Quality Preferred Income Fund	95,626	689,463
Nuveen Quality Preferred Income Fund 2	24,982	195,859
Nuveen Quality Preferred Income Fund 3	1,900	14,440
Nuveen Tax-Advantaged Total Return Strategy Fund	4,761	54,847
Pacholder High Yield Fund, Inc.	700	5,761
Petroleum & Resources Corporation	46,114	1,123,798
Putnam Municipal Opportunities Trust	24,566	280,789
RENN Global Entrepreneurs Fund (a)	8,523	22,330
RiverSource LaSalle International Real Estate Fund, Inc.	14,587	114,362
Rivus Bond Fund	2,659	45,974
RMR Asia Pacific Real Estate Fund (a)	18,400	314,459
RMR Real Estate Income Fund	2,600	70,356
Royce Focus Trust, Inc. (a)	3,900	26,910
Royce Micro-Cap Trust, Inc. (a)	1,520	13,452

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.3% (Continued)	Shares	Value
Royce Value Trust, Inc. (a)	36,371	$457,911
Source Capital, Inc.	3,500	169,015
Strategic Global Income Fund, Inc.	26,047	288,601
Swiss Helvetia Fund, Inc. (The)	100	1,151
Taiwan Fund, Inc.	44,762	642,335
Templeton Dragon Fund, Inc.	54,369	1,385,866
Thai Capital Fund, Inc. (The)	4,890	51,834
Thai Fund, Inc. (The)	78,105	723,252
Tri-Continental Corporation	73,902	938,555
TS&W/Claymore Tax-Advantaged Balanced Fund	10,200	106,590
Turkish Investment Fund, Inc. (The)	100	1,500
Van Kampen Ohio Quality Municipal Trust	500	7,490
Van Kampen Pennsylvania Value Municipal Income Trust	6,633	90,408
Western Asset Emerging Markets Debt Fund, Inc.	4,686	84,442
Western Asset Emerging Markets Income Fund, Inc.	65,278	832,295
Western Asset Global High Income Fund, Inc.	100	1,187
Western Asset Inflation Management Fund, Inc.	100	1,649
Western Asset Municipal Partners Fund, Inc.	100	1,408
Western Asset Worldwide Income Fund, Inc.	12,269	161,705
Zweig Fund, Inc.	5,800	19,720
Total Closed-End Funds (Cost $56,657,421)		$56,909,253

RIGHTS - 0.0%	Shares	Value
Clearwire Corporation (a) (Cost $0)	47,600	$10,472

MONEY MARKET FUNDS - 3.6%	Shares	Value
UMB Money Market Fiduciary, 0.03% (c) (Cost $39,145,540)	39,145,540	$39,145,540

Total Investments at Value - 100.6% (Cost $989,395,645)		$1,087,475,575

Liabilities in Excess of Other Assets - (0.6%)		(6,665,661)

Net Assets - 100.0%		$1,080,809,914

ADR-	American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2010 (Unaudited)

COMMON STOCKS - 65.9%	Shares	Value
Consumer Discretionary - 13.2%
Auto Components - 0.3%
Amerigon, Inc. (a)	7,429	$72,879
Cooper Tire & Rubber Company	16,700	354,374
Fuel Systems Solutions, Inc. (a)	17,000	534,990
Raser Technologies, Inc. (a)	273,611	220,640
Superior Industries International, Inc.	86,885	1,464,881
Tenneco Automotive, Inc. (a)	34,364	885,560
TRW Automotive Holdings Corporation (a)	2,100	67,641
		3,600,965
Automobiles - 0.3%
Thor Industries, Inc.	10,700	382,097
Winnebago Industries, Inc. (a)	146,227	2,431,755
		2,813,852
Distributors - 0.0%
Audiovox Corporation - Class A (a)	4,449	41,420
Core-Mark Holding Company, Inc. (a)	8,046	245,564
		286,984
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)	37,257	1,577,834
Bridgepoint Education, Inc. (a)	5,601	144,002
Capella Education Company (a)	17,001	1,540,631
ChinaCast Education Corporation (a)	126,535	851,581
Coinstar, Inc. (a)	8,600	381,496
Corinthian Colleges, Inc. (a)	20,600	321,772
Education Management Corporation (a)	28,603	624,403
Grand Canyon Education, Inc. (a)	27,163	656,801
ITT Educational Services, Inc. (a)	358	36,205
Jackson Hewitt Tax Service, Inc. (a)	16,000	27,040
K12, Inc. (a)	90,666	2,146,064
Matthews International Corporation - Class A	300	10,500
Pre-Paid Legal Services, Inc. (a)	41,182	1,831,363
Princeton Review, Inc. (The) (a)	4,314	13,503
Stewart Enterprises, Inc. - Class A	302,800	2,052,984
Universal Technical Institute, Inc. (a)	2,800	67,088
Weight Watchers International, Inc.	14,600	387,922
		12,671,189
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	78,660	1,481,168
Bally Technologies, Inc. (a)	57,540	2,653,745
BJ's Restaurants, Inc. (a)	72,786	1,756,326
Brinker International, Inc.	92,400	1,711,248
Buffalo Wild Wings, Inc. (a)	13,429	555,155
CEC Entertainment, Inc. (a)	97	3,788
Cheesecake Factory, Inc. (The) (a)	17,600	478,192
Churchill Downs, Inc.	6,300	241,479
Cracker Barrel Old Country Store, Inc.	12,070	595,896
DineEquity, Inc. (a)	10,559	434,292
Dover Downs Gaming & Entertainment, Inc.	1,771	6,960

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Hotels, Restaurants & Leisure - 2.3% (Continued)
Gaylord Entertainment Company (a)	12,100	$408,375
Isle of Capri Casinos, Inc. (a)	24,200	263,538
Jack in the Box, Inc. (a)	14,319	336,783
Landry's Restaurants, Inc. (a)	61,296	1,415,325
Life Time Fitness, Inc. (a)	42,641	1,567,483
Morgans Hotel Group Company (a)	21,621	183,130
Multimedia Games, Inc. (a)	21,400	97,798
O'Charley's, Inc. (a)	7,400	70,670
Orient-Express Hotels Ltd. - Class A (a)	64,700	883,155
P.F. Chang's China Bistro, Inc. (a)	75,464	3,293,249
Peet's Coffee & Tea, Inc. (a)	6,897	273,259
Pinnacle Entertainment, Inc. (a)	5,700	77,121
Red Lion Hotels Corporation (a)	8,006	61,166
Red Robin Gourmet Burgers, Inc. (a)	1,700	41,497
Rick's Cabaret International, Inc. (a)	2,146	26,546
Sonic Corporation (a)	61,100	715,481
Texas Roadhouse, Inc. (a)	200	2,956
Universal Travel Group (a)	16,200	147,906
Vail Resorts, Inc. (a)	81,443	3,717,058
WMS Industries, Inc. (a)	30,777	1,539,465
		25,040,210
Household Durables - 1.9%
American Greetings Corporation	30,100	739,256
Beazer Homes USA, Inc. (a)	134,640	884,585
Brookfield Homes Corporation (a)	14,430	161,760
Cavco Industries, Inc. (a)	25,884	1,013,876
Ethan Allen Interiors, Inc.	108,937	2,200,528
Hooker Furniture Corporation	1,353	21,323
Hovnanian Enterprises, Inc. - Class A (a)	535,258	3,805,685
iRobot Corporation (a)	103,928	2,097,267
Jarden Corporation	12,700	407,924
La-Z-Boy, Inc. (a)	16,729	218,146
Lifetime Brands, Inc. (a)	3,400	49,300
M/I Homes, Inc. (a)	25,723	401,279
MDC Holdings, Inc.	100,572	3,851,908
Meritage Homes Corporation (a)	81,176	1,930,365
Ryland Group, Inc. (The)	68,700	1,564,986
Sealy Corporation (a)	203,800	762,212
Skyline Corporation	6,998	163,123
Toll Brothers, Inc. (a)	16,900	381,433
		20,654,956
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.COM, Inc. (a)	34,800	99,528
Bidz.com, Inc. (a)	1,202	2,368
Blue Nile, Inc. (a)	14,996	809,634
drugstore.com, inc. (a)	21,241	77,742
NutriSystem, Inc.	190,596	3,684,220
Orbitz Worldwide, Inc. (a)	7,800	51,402
Overstock.com, Inc. (a)	3,700	68,450

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Internet & Catalog Retail - 0.8% (Continued)
PetMed Express, Inc.	131,778	$2,917,565
Shutterfly, Inc. (a)	19,592	461,000
ValueVision Media, Inc. (a)	12,200	37,576
		8,209,485
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. (a)	1,400	20,650
Brunswick Corporation	77	1,609
Callaway Golf Company	96,235	903,647
Eastman Kodak Company (a)	109,200	668,304
JAKKS Pacific, Inc. (a)	28,400	434,236
Marine Products Corporation (a)	5,400	38,340
Nautilus, Inc. (a)	39,258	134,262
Polaris Industries, Inc.	290	17,159
Pool Corporation	89,369	2,192,222
Smith & Wesson Holding Corporation (a)	390,239	1,736,563
Sturm Ruger & Company, Inc.	67,781	1,131,265
		7,278,257
Media - 0.9%
Alloy, Inc. (a)	1,500	11,625
Arbitron, Inc.	24,700	761,007
Ascent Media Corporation (a)	2,300	67,896
Belo Corporation	3,800	32,946
China MediaExpress Holdings, Inc. (a)	100	1,304
Clear Channel Outdoor Holdings, Inc. (a)	2,400	27,792
CTC Media, Inc. (a)	107,223	1,810,996
Harte-Hanks, Inc.	10,900	156,960
Lamar Advertising Company - Class A (a)	51,098	1,901,868
Lee Enterprises, Inc. (a)	2,100	7,938
Liberty Global, Inc. - Class A (a)	13,600	372,776
Liberty Media Corporation - Capital - Series A (a)	4,167	184,473
LodgeNet Interactive Corporation (a)	54,283	358,268
Madison Square Garden, Inc. - Class A (a)	1,613	33,470
Martha Stewart Living Omnimedia, Inc. (a)	68,888	460,172
McClatchy Company (The) - Class A (a)	44,600	243,070
Media General, Inc. (a)	43,376	548,706
Morningstar, Inc. (a)	7,350	345,523
Playboy Enterprises, Inc. (a)	200	836
Scholastic Corporation	58,853	1,589,620
Warner Music Group Corporation (a)	148,754	1,018,965
		9,936,211
Multi-Line Retail - 0.2%
99¢ Only Stores (a)	3,100	48,112
Big Lots, Inc. (a)	15,200	580,640
Bon-Ton Stores, Inc. (The) (a)	666	11,402
Dillard's, Inc.	62,000	1,740,960
		2,381,114
Specialty Retail - 3.2%
Aaron's, Inc.	53,544	1,208,488

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Specialty Retail - 3.2% (Continued)
Aéropostale, Inc. (a)	12,000	$348,480
America's Car-Mart, Inc. (a)	4,046	102,485
AnnTaylor Stores Corporation (a)	15,900	345,030
Asbury Automotive Group, Inc. (a)	24,600	382,530
AutoNation, Inc. (a)	49,700	1,003,940
Barnes & Noble, Inc.	39,467	869,853
bebe stores, inc.	18,700	154,088
Blockbuster, Inc. - Class A (a)	100,400	37,399
Buckle, Inc. (The)	49,386	1,786,786
Build-A-Bear Workshop, Inc. (a)	17,500	167,300
Cabela's, Inc. - Class A (a)	5,200	94,432
Casual Male Retail Group, Inc. (a)	100	409
Charming Shoppes, Inc. (a)	378,025	2,135,841
Children's Place Retail Stores, Inc. (The) (a)	13,601	623,198
Conn's, Inc. (a)	63,948	609,425
Destination Maternity Corporation (a)	4,194	132,530
Dress Barn, Inc. (a)	30,980	857,526
DSW, Inc. - Class A (a)	5,800	175,160
Foot Locker, Inc.	63,600	976,260
GameStop Corporation - Class A (a)	15,900	386,529
Group 1 Automotive, Inc. (a)	91,820	2,851,011
Haverty Furniture Companies, Inc. (a)	78,289	1,276,111
hhgregg, Inc. (a)	131,675	3,769,855
Hibbett Sports, Inc. (a)	71,372	1,962,730
Jo-Ann Stores, Inc. (a)	21,550	950,786
Jos. A. Bank Clothiers, Inc. (a)	64,576	3,930,095
Lithia Motors, Inc. (a)	7,300	58,254
Lumber Liquidators Holdings, Inc. (a)	57,818	1,761,136
MarineMax, Inc. (a)	3,200	35,680
Monro Muffler Brake, Inc.	3,400	121,924
Pep Boys - Manny Moe & Jack (The)	3,700	46,361
Pier 1 Imports, Inc. (a)	3,100	25,668
RadioShack Corporation	75,500	1,627,025
Rent-A-Center, Inc. (a)	11,800	304,676
Select Comfort Corporation (a)	11,200	126,784
Sonic Automotive, Inc. - Class A (a)	49,235	525,830
Systemax, Inc. (a)	21,613	502,070
Talbots, Inc. (The) (a)	3,400	55,930
West Marine, Inc. (a)	16,501	197,517
Williams-Sonoma, Inc.	12,500	360,000
Zale Corporation (a)	18,600	60,636
Zumiez, Inc. (a)	121,706	2,258,863
		35,206,631
Textiles, Apparel & Luxury Goods - 1.4%
Alpha Pro Tech Ltd. (a)	18,800	41,924
Cherokee, Inc.	47,528	971,472
Culp, Inc. (a)	16,098	192,210
Fossil, Inc. (a)	12,900	501,810
Fuqi International, Inc. (a)	41,431	435,440

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Textiles, Apparel & Luxury Goods - 1.4% (Continued)
Gildan Activewear, Inc. (a)	200	$5,786
Hanesbrands, Inc. (a)	57,619	1,640,413
Jones Apparel Group, Inc.	54,000	1,175,040
K-Swiss, Inc. - Class A (a)	107,761	1,340,547
Liz Claiborne, Inc. (a)	20,200	176,548
Movado Group, Inc. (a)	1,800	22,338
Oxford Industries, Inc.	100	2,159
Phillips-Van Heusen Corporation	46,725	2,944,142
Timberland Company (The) - Class A (a)	15,000	322,500
True Religion Apparel, Inc. (a)	34,794	1,087,313
Under Armour, Inc. - Class A (a)	6,100	205,875
Unifi, Inc. (a)	4,800	18,384
UniFirst Corporation - Class A	7,090	346,488
Volcom, Inc. (a)	82,774	1,973,332
Wolverine World Wide, Inc.	44,141	1,351,156
		14,754,877
Consumer Staples - 3.1%
Beverages - 0.0%
Central European Distribution Corporation (a)	41	1,421

Food & Staples Retailing - 0.9%
Diedrich Coffee, Inc. (a)	8,036	279,331
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	310,548	2,499,911
Ingles Markets, Inc.	800	12,824
Nash Finch Company	5,000	175,100
Rite Aid Corporation (a)	884,200	1,308,616
Ruddick Corporation	56,914	2,011,341
Spartan Stores, Inc.	9,400	141,846
Susser Holdings Corporation (a)	2,498	26,904
United Natural Foods, Inc. (a)	88,797	2,725,180
Weis Markets, Inc.	2,400	89,472
		9,270,525
Food Products - 1.7%
AgFeed Industries, Inc. (a)	163,344	702,379
Alico, Inc.	285	7,604
American Dairy, Inc. (a)	36,136	686,584
American Italian Pasta Company (a)	2,151	84,384
Calavo Growers, Inc.	25,618	444,216
Cal-Maine Foods, Inc.	66,830	2,230,785
Chiquita Brands International, Inc. (a)	4,100	61,664
Dean Foods Company (a)	92,935	1,459,079
Diamond Foods, Inc.	49,559	2,116,665
Dole Food Company, Inc. (a)	45,587	516,045
Farmer Brothers Company	4,274	79,967
Flowers Foods, Inc.	32,340	852,482
Hain Celestial Group, Inc. (The) (a)	124,531	2,463,223
Imperial Sugar Company	10,508	168,443
John B. Sanfilippo & Son, Inc. (a)	914	13,737
Origin Agritech Ltd. (a)	102,714	899,775

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Food Products - 1.7% (Continued)
Sanderson Farms, Inc.	168	$9,521
Seneca Foods Corporation - Class A (a)	5,949	195,365
Smithfield Foods, Inc. (a)	165,077	3,093,543
Synutra International, Inc. (a)	9,618	225,446
Treehouse Foods, Inc. (a)	46,600	1,970,714
Yuhe International, Inc. (a)	300	2,664
		18,284,285
Household Products - 0.0%
Orchids Paper Products Company (a)	930	13,773

Personal Products - 0.4%
American Oriental Bioengineering, Inc. (a)	511,075	2,069,854
China Sky One Medical, Inc. (a)	6,000	85,020
Female Health Company (The)	15,801	100,968
Medifast, Inc. (a)	20,800	663,936
NBTY, Inc. (a)	75	3,051
Nutraceutical International Corporation (a)	1,561	24,149
USANA Health Sciences, Inc. (a)	39,467	1,430,679
		4,377,657
Tobacco - 0.1%
Alliance One International, Inc. (a)	82,877	421,844
Star Scientific, Inc. (a)	17,700	32,568
Vector Group Ltd.	70,626	1,157,560
		1,611,972
Energy - 4.5%
Energy Equipment & Services - 2.3%
Allis-Chalmers Energy, Inc. (a)	39,000	157,170
Basic Energy Services, Inc. (a)	121,648	1,242,026
Bronco Drilling Company, Inc. (a)	86,195	412,012
CARBO Ceramics, Inc.	23,529	1,723,499
Complete Production Services, Inc. (a)	56,870	858,168
Core Laboratories N.V.	500	74,945
Dawson Geophysical Company (a)	9,962	291,787
Global Industries Ltd. (a)	10,000	67,000
Gulf Island Fabrication, Inc.	2,831	67,859
Helix Energy Solutions Group, Inc. (a)	102,575	1,495,543
Hercules Offshore, Inc. (a)	587,933	2,328,215
Hornbeck Offshore Services, Inc. (a)	2,200	53,834
ION Geophysical Corporation (a)	102,866	618,225
Key Energy Services, Inc. (a)	180,828	1,963,792
Natural Gas Services Group, Inc. (a)	400	7,172
OYO Geospace Corporation (a)	3,040	151,088
Parker Drilling Company (a)	9,500	52,535
Patterson-UTI Energy, Inc.	186,888	2,857,518
Rowan Companies, Inc. (a)	6,800	202,640
RPC, Inc.	7,928	108,217
SEACOR Holdings, Inc. (a)	7,177	604,088
Seahawk Drilling, Inc. (a)	15,045	250,650

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Energy - 4.5% (Continued)
Energy Equipment & Services - 2.3% (Continued)
SulphCo, Inc. (a)	279,872	$107,247
Superior Well Services, Inc. (a)	227,855	3,303,897
T-3 Energy Services, Inc. (a)	5,600	166,600
TETRA Technologies, Inc. (a)	13,600	167,144
Tidewater, Inc.	9,411	504,524
Unit Corporation (a)	41,400	1,977,678
Willbros Group, Inc. (a)	248,600	3,119,930
		24,935,003
Oil, Gas & Consumable Fuels - 2.2%
Alon USA Energy, Inc.	25,197	184,190
Approach Resources, Inc. (a)	2,000	17,900
Atlas Energy, Inc.	4,124	148,794
ATP Oil & Gas Corporation (a)	50,720	926,147
Berry Petroleum Company - Class A	1,079	34,927
BPZ Resources, Inc. (a)	286,744	1,898,245
Callon Petroleum Company (a)	2,800	16,996
CAMAC Energy, Inc. (a)	8,800	39,512
Carrizo Oil & Gas, Inc. (a)	77,440	1,699,034
Cheniere Energy Partners, L.P.	1,500	26,730
Cheniere Energy, Inc. (a)	11,300	46,895
Clayton Williams Energy, Inc. (a)	616	28,619
Cloud Peak Energy, Inc. (a)	800	12,800
Contango Oil & Gas Company (a)	1,389	76,256
Copano Energy, LLC	15,000	393,000
Crosstex Energy, Inc. (a)	3,700	33,411
CVR Energy, Inc. (a)	87,838	745,745
DCP Midstream Partners, L.P.	423	14,149
Delek US Holdings, Inc.	8,261	57,910
Denison Mines Corporation (a)	122,100	192,918
Eagle Rock Energy Partners, L.P.	2,600	18,226
Energy XXI (Bermuda) Ltd. (a)	6,100	106,811
General Maritime Corporation	27,700	224,647
GeoGlobal Resources, Inc. (a)	22,423	34,980
GMX Resources, Inc. (a)	107,807	863,534
Golar LNG Ltd. (a)	16,500	214,335
Goodrich Petroleum Corporation (a)	18,463	312,579
GreenHunter Energy, Inc. (a)	1,400	1,834
Harvest Natural Resources, Inc. (a)	56,308	497,200
Holly Corporation	8,400	226,800
Houston American Energy Corporation	11,200	146,720
Hyperdynamics Corporation (a)	36,900	41,697
James River Coal Company (a)	115,200	2,168,064
Knightsbridge Tankers Ltd.	7,900	149,626
L & L Energy, Inc. (a)	5,250	56,700
Linn Energy, LLC	1,760	47,696
MarkWest Energy Partners, L.P.	220	6,765
Nordic American Tanker Shipping Ltd.	7,900	246,796
Northern Oil & Gas, Inc. (a)	6,300	102,438
Pacific Ethanol, Inc. (a)	144,350	154,455

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Energy - 4.5% (Continued)
Oil, Gas & Consumable Fuels - 2.2% (Continued)
Panhandle Oil & Gas, Inc.	4,676	$116,713
Patriot Coal Corporation (a)	33,700	663,553
Penn Virginia Corporation	10,800	275,508
Petroleum Development Corporation (a)	2,300	53,843
PetroQuest Energy, Inc. (a)	16,200	95,742
Provident Energy Trust	11,200	91,728
Quicksilver Resources, Inc. (a)	4,334	60,113
Rentech, Inc. (a)	25,400	31,750
Resolute Energy Corporation (a)	2,500	33,450
Rex Energy Corporation (a)	12,600	167,580
San Juan Basin Royalty Trust	9,700	239,881
Stone Energy Corporation (a)	9,200	149,960
Swift Energy Company (a)	13,200	477,576
Syntroleum Corporation (a)	25,200	56,952
Teekay Tankers Ltd. - Class A	3,200	40,768
Toreador Resources Corporation (a)	30,800	279,356
Tri-Valley Corporation (a)	62,216	73,415
Uranerz Energy Corporation (a)	6,740	11,121
Uranium Energy Corporation (a)	241,172	689,752
USEC, Inc. (a)	60,500	363,000
Verenium Corporation (a)	10,934	45,157
W&T Offshore, Inc.	12,300	116,481
Warren Resources, Inc. (a)	3,500	12,530
Western Refining, Inc. (a)	633,868	3,397,532
Westmoreland Coal Company (a)	3,017	42,419
Williams Partners, L.P.	11,345	480,007
World Fuel Services Corporation	116,896	3,323,353
Zion Oil & Gas, Inc. (a)	27,723	177,150
		23,782,471
Financials - 11.4%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	219	18,435
Ares Capital Corporation	77,400	1,227,564
Cohen & Steers, Inc.	6,300	170,541
Evercore Partners, Inc. - Class A	3,266	117,054
Federated Investors, Inc.	110,747	2,671,218
Greenhill & Company, Inc.	12,851	1,129,474
International Assets Holding Corporation (a)	1,900	30,723
Investment Technology Group, Inc. (a)	3,800	66,006
KBW, Inc. (a)	34,055	1,019,947
Knight Capital Group, Inc. (a)	18,200	283,010
Kohlberg Capital Corporation	21,500	121,475
Oppenheimer Holdings, Inc.	697	20,262
PennantPark Investment Corporation	1,800	19,692
Penson Worldwide, Inc. (a)	41,616	391,190
Piper Jaffray Companies, Inc. (a)	11,100	436,896
Raymond James Financial, Inc.	78,238	2,397,212
Stifel Financial Corporation (a)	56,003	3,210,652
SWS Group, Inc.	89,654	992,470

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Financials - 11.4% (Continued)
Capital Markets - 1.3% (Continued)
TICC Capital Corporation	5,000	$35,600
		14,359,421
Commercial Banks - 4.6%
1st Source Corporation	1,444	27,624
BancFirst Corporation	1,411	62,282
BancorpSouth, Inc.	67,380	1,491,793
Bank of Hawaii Corporation	200	10,576
Bank of the Ozarks, Inc.	45,701	1,758,117
Banner Corporation	49,700	281,799
Bar Harbor Bankshares, Inc.	1,300	38,220
Boston Private Financial Holdings, Inc.	4,400	34,892
Capital City Bank Group, Inc.	18,641	327,895
Capitol Bancorp Ltd. (a)	8,254	20,140
Cardinal Financial Corporation	3,910	42,815
Cascade Bancorp, Inc. (a)	43,934	33,829
Cathay General Bancorp	5,500	68,035
Center Bancorporation, Inc.	1,300	10,816
Central Pacific Financial Corporation (a)	40,313	87,882
Century Bancorp, Inc. - Class A	105	2,032
Chemical Financial Corporation	35,275	836,018
City Bank (a)	13,068	3,267
City Holding Company	20,873	731,390
City National Corporation	26,800	1,669,104
CoBiz Financial, Inc.	38,379	274,026
Colonial Bancgroup, Inc. (The) (a)	108,955	3,835
Columbia Banking Systems, Inc.	30,900	694,632
Community Bank System, Inc.	46,457	1,146,094
Community Trust Bancorp, Inc.	3,184	95,584
CVB Financial Corporation	202,079	2,224,890
Danvers Bancorp, Inc.	6,896	112,750
Enterprise Financial Services Corporation	4,000	42,040
First BanCorp (North Carolina)	14,736	240,344
First BanCorp (Puerto Rico)	144,900	307,188
First Busey Corporation	43,100	217,655
First Commonwealth Financial Corporation	63,500	415,925
First Community Bancshares, Inc.	3,387	56,394
First Financial Bancorporation	1,300	24,843
First Financial Bankshares, Inc.	4,020	214,990
First Financial Corporation	402	11,718
First of Long Island Corporation (The)	854	21,982
First South Bancorp, Inc.	7,192	100,256
FirstMerit Corporation	22,500	528,750
FNB Corporation	83,002	773,579
Frontier Financial Corporation (a)	8,859	31,627
Glacier Bancorp, Inc.	35,200	650,848
Great Southern Bancorp, Inc.	19,300	470,727
Hancock Holding Company	8,808	360,071
Hanmi Financial Corporation (a)	112,400	334,952
Heartland Financial USA, Inc.	1,990	38,029

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Financials - 11.4% (Continued)
Commercial Banks - 4.6% (Continued)
Home BancShares, Inc.	8,345	$234,661
IBERIABANK Corporation	15,799	973,850
Independent Bank Corporation	21,017	545,181
International Bancshares Corporation	86,794	2,097,811
Lakeland Bancorp, Inc.	4,604	48,342
Lakeland Financial Corporation	5,988	124,910
MB Financial, Inc.	16,400	401,800
National Penn Bancshares, Inc.	112,600	824,232
NBT Bancorp, Inc.	4,061	99,373
Northrim BanCorp, Inc.	400	6,904
Old National Bancorp	63,300	848,853
Old Second Bancorp, Inc.	41,284	236,144
Oriental Financial Group, Inc.	41,000	685,520
Pacific Capital Bancorp	81,137	141,178
PacWest Bancorp	56,724	1,361,943
Park National Corporation	54,923	3,762,226
Pinnacle Financial Partners, Inc. (a)	17,400	265,872
PrivateBancorp, Inc.	4,200	60,144
Renasant Corporation	23,797	393,364
S&T Bancorp, Inc.	93,325	2,244,466
S.Y. Bancorp, Inc.	8,540	202,740
Sandy Spring Bancorp, Inc.	700	12,215
SCBT Financial Corporation	838	33,344
Security Bank Corporation (a)	32,973	33
Signature Bank (a)	2,700	109,026
Smithtown Bancorp, Inc.	44,805	208,343
Southwest Bancorp, Inc.	14,957	219,270
Sterling Bancshares, Inc.	11,200	65,856
Suffolk Bancorp	22,785	707,474
Susquehanna Bancshares, Inc.	239,706	2,612,795
Synovus Financial Corporation	310,100	933,401
Taylor Capital Group, Inc. (a)	1,810	24,797
TCF Financial Corporation	18,600	346,518
Texas Capital Bancshares, Inc. (a)	12,300	244,770
Tompkins Financial Corporation	14,693	596,830
Tower Bancorp, Inc.	800	20,592
Towne Bank	39,231	628,873
Trico Bancshares	9,132	173,873
Umpqua Holdings Corporation	22,000	328,680
Union First Market Bankshares Corporation	700	11,746
United Bankshares, Inc.	79,209	2,300,229
United Community Banks, Inc. (a)	48,331	282,253
United Security Bancshares	518	8,045
United Security Bancshares, Inc. (a)	1,927	9,057
Valley National Bancorp	25,002	406,032
W Holding Company, Inc. (a)	7,448	39,847
Washington Trust Bancorp, Inc.	1,364	24,702
Westamerica Bancorporation	6,365	374,071
Western Alliance Bancorporation (a)	32,050	278,835

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Financials - 11.4% (Continued)
Commercial Banks - 4.6% (Continued)
Whitney Holding Corporation	63,676	$872,361
Wilmington Trust Corporation	88,700	1,537,171
Wilshire Bancorp, Inc.	100,520	1,091,647
Wintrust Financial Corporation	71,860	2,680,378
		49,674,833
Consumer Finance - 0.2%
Cash America International, Inc.	18,939	701,879
CompuCredit Holdings Corporation (a)	82,933	496,769
Dollar Financial Corporation (a)	3,000	70,230
EZCORP, Inc. - Class A (a)	500	10,355
First Marblehead Corporation (The) (a)	2,300	8,073
World Acceptance Corporation (a)	30,278	1,068,208
		2,355,514
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corporation (a)	22,734	167,322
DJSP Enterprises, Inc. (a)	24,245	315,185
Interactive Brokers Group, Inc. - Class A (a)	56,898	975,232
Life Partners Holdings, Inc.	71,436	1,650,171
Portfolio Recovery Associates, Inc. (a)	9,200	611,524
Primus Guaranty Ltd. (a)	1,600	7,216
		3,726,650
Insurance - 0.9%
Ambac Financial Group, Inc. (a)	60,000	90,600
Berkshire Hathaway, Inc. - Class B (a)	23,000	1,771,000
Conseco, Inc. (a)	63,600	375,240
eHealth, Inc. (a)	3,597	49,315
FBL Financial Group, Inc. - Class A	4,700	121,448
Fidelity National Financial, Inc. - Class A	75,805	1,150,720
First American Corporation	39	1,348
FPIC Insurance Group, Inc. (a)	7,143	194,432
Max Capital Group Ltd.	28,910	644,693
MBIA, Inc. (a)	414,900	3,974,742
Mercury General Corporation	900	40,491
Phoenix Companies, Inc. (The) (a)	364,252	1,176,534
PMA Capital Corporation (a)	3,550	24,389
Protective Life Corporation	200	4,814
Stewart Information Services Corporation	34,700	394,886
United America Indemnity Ltd. - Class A (a)	8,366	79,477
Universal Insurance Holdings, Inc.	14,677	74,119
		10,168,248
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.	19,400	1,373,714
American Capital Agency Corporation	42,413	1,166,782
Apartment Investment & Management Company	10,600	237,546
Ashford Hospitality Trust (a)	282,619	2,628,357
Capital Trust, Inc. - Class A (a)	73,177	192,455
CapLease, Inc.	153,999	897,814
Douglas Emmett, Inc.	48,950	819,423

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Financials - 11.4% (Continued)
Real Estate Investment Trusts - 2.6% (Continued)
Equity One, Inc.	96,200	$1,867,242
Essex Property Trust, Inc.	21,403	2,264,865
First Industrial Realty Trust, Inc. (a)	19,000	151,620
Invesco Mortgage Capital, Inc.	2,600	53,690
iStar Financial, Inc. (a)	504,158	3,382,900
LaSalle Hotel Properties	32,800	864,280
Parkway Properties, Inc.	2,800	55,160
Pennsylvania Real Estate Investment Trust	160,238	2,530,158
Post Properties, Inc.	11,555	297,657
Potlatch Corporation	18,300	685,518
Realty Income Corporation	154,845	5,077,368
Regency Centers Corporation	27,500	1,128,875
Sun Communities, Inc.	30,674	887,092
Taubman Centers, Inc.	21,200	919,444
Walter Investment Management Corporation	4,000	72,520
		27,554,480
Real Estate Management & Development - 0.3%
China Housing & Land Development, Inc. (a)	23,153	80,109
Forestar Group, Inc. (a)	2,800	63,112
Jones Lang LaSalle, Inc.	13,776	1,086,651
St. Joe Company (The) (a)	57,267	1,892,102
Tejon Ranch Company (a)	400	11,504
		3,133,478
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corporation	98,100	1,583,334
BankAtlantic Bancorp, Inc. (a)	8,700	22,794
Berkshire Hills Bancorporation, Inc.	2,029	42,609
BofI Holding, Inc. (a)	5,800	102,254
Brookline Bancorp, Inc.	2,800	30,772
Dime Community Bancshares, Inc.	14,584	185,946
Doral Financial Corporation (a)	16,241	87,539
ESB Financial Corporation	603	8,623
ESSA Bancorp, Inc.	900	11,367
FirstFed Financial Corporation (a)	23,697	1,069
Flushing Financial Corporation	2,600	35,386
Guaranty Financial Group, Inc. (a)	62,759	2,510
Home Federal Bancorp, Inc.	1,951	31,079
Kearny Financial Corporation	2,029	20,757
MGIC Investment Corporation (a)	240,700	2,510,501
NewAlliance Bancshares, Inc.	145,949	1,901,715
Oritani Financial Corporation	387	6,420
PMI Group, Inc. (The) (a)	630,069	3,282,659
Prudential Bancorp, Inc. of Pennsylvania	266	2,054
Rockville Financial, Inc.	402	4,848
Triad Guaranty, Inc. (a)	10,450	4,703
TrustCo Bank Corporation	219,458	1,459,396
Washington Federal, Inc.	12,698	261,198
WSFS Financial Corporation	2,708	114,034
		11,713,567

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Health Care - 8.4%
Biotechnology - 3.1%
A.P. Pharma, Inc. (a)	100	$85
Affymax, Inc. (a)	9,239	220,258
Allos Therapeutics, Inc. (a)	289,600	2,287,840
Alnylam Pharmaceuticals, Inc. (a)	104,651	1,774,881
AMAG Pharmaceuticals, Inc. (a)	20,722	707,656
Arena Pharmaceuticals, Inc. (a)	292,985	952,201
Ariad Pharmaceuticals, Inc. (a)	621,501	2,187,683
ArQule, Inc. (a)	28,495	181,513
AVI BioPharma, Inc. (a)	26,900	35,777
BioCryst Pharmaceuticals, Inc. (a)	26,213	199,219
BioSante Pharmaceuticals, Inc. (a)	33,008	77,569
BioTime, Inc. (a)	16,073	122,315
Cell Therapeutics, Inc. (a)	72,486	44,760
Celldex Therapeutics, Inc. (a)	46,853	382,789
Cepheid (a)	48,000	959,520
Chelsea Therapeutics International Ltd. (a)	63,903	256,251
Clinical Data, Inc. (a)	31,026	579,566
Cyclacel Pharmaceuticals, Inc. (a)	140,200	321,058
Cytori Therapeutics, Inc. (a)	72,520	409,013
Dyax Corporation (a)	17,299	60,546
Emergent BioSolutions, Inc. (a)	6,300	102,564
Enzon Pharmaceuticals, Inc. (a)	13,700	144,946
Exelixis, Inc. (a)	234,918	1,357,826
Genomic Health, Inc. (a)	26,357	422,239
GenVec, Inc. (a)	70,332	47,826
Geron Corporation (a)	201,832	1,176,681
GTx, Inc. (a)	281,763	924,183
Halozyme Therapeutics, Inc. (a)	100	852
Idenix Pharmaceuticals, Inc. (a)	28,750	132,825
Idera Pharmaceuticals, Inc. (a)	41,338	258,776
ImmunoGen, Inc. (a)	138,977	1,377,262
Immunomedics, Inc. (a)	27,000	94,500
Infinity Pharmaceuticals, Inc. (a)	2,512	17,333
Introgen Therapeutics, Inc. (a)	45,612	684
Isis Pharmaceuticals, Inc. (a)	3,000	32,250
Keryx Biopharmaceuticals, Inc. (a)	15,800	88,796
MannKind Corporation (a)	194,700	1,353,165
Martek Biosciences Corporation (a)	70,227	1,547,101
Medivation, Inc. (a)	10,500	117,180
Metabolix, Inc. (a)	161,346	2,011,985
Momenta Pharmaceuticals, Inc. (a)	8,800	122,144
Myriad Pharmaceuticals, Inc. (a)	41,382	203,186
Neurocrine Biosciences, Inc. (a)	14,400	46,224
NeurogesX, Inc. (a)	10,446	104,460
Novavax, Inc. (a)	245,153	693,783
OncoGenex Pharmaceuticals, Inc. (a)	2,775	61,050
Oncothyreon, Inc. (a)	19,265	77,831
Orexigen Therapeutics, Inc. (a)	500	3,390
OSI Pharmaceuticals, Inc. (a)	23,594	1,384,260

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Health Care - 8.4% (Continued)
Biotechnology - 3.1% (Continued)
Osiris Therapeutics, Inc. (a)	59,169	$441,992
Poniard Pharmaceuticals, Inc. (a)	105,700	135,296
Progenics Pharmaceuticals, Inc. (a)	79,430	511,529
Protalix BioTherapeutics, Inc. (a)	50,800	343,916
Rigel Pharmaceuticals, Inc. (a)	303,808	2,360,588
RXi Pharmaceuticals Corporation (a)	900	3,843
Sangamo Biosciences, Inc. (a)	31,300	192,808
Savient Pharmaceuticals, Inc. (a)	32,000	464,000
SciClone Pharmaceuticals, Inc. (a)	73,580	307,564
Seattle Genetics, Inc. (a)	15,600	196,560
SIGA Technologies, Inc. (a)	91,715	630,082
Spectrum Pharmaceuticals, Inc. (a)	195,004	1,006,221
StemCells, Inc. (a)	146,700	168,705
Theravance, Inc. (a)	38,273	641,838
Vanda Pharmaceuticals, Inc. (a)	58,300	487,971
Vical, Inc. (a)	16,300	59,006
		33,617,721
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc. (a)	4,300	111,413
Abiomed, Inc. (a)	113,217	1,091,412
Align Technology, Inc. (a)	3,700	62,826
Bovie Medical Corporation (a)	8,630	44,962
Cantel Medical Corporation	2,250	44,910
Conceptus, Inc. (a)	16,700	316,298
CONMED Corporation (a)	16,300	362,512
Cutera, Inc. (a)	1,200	13,872
Cyberonics, Inc. (a)	9,600	187,488
Delcath Systems, Inc. (a)	3,300	50,556
DexCom, Inc. (a)	61,503	673,458
Electro-Optical Sciences, Inc. (a)	154,384	1,099,214
Greatbatch, Inc. (a)	11,600	259,144
Hansen Medical, Inc. (a)	43	109
ICU Medical, Inc. (a)	1,500	53,415
Insulet Corporation (a)	186,195	2,569,491
Invacare Corporation	3,000	79,290
Inverness Medical Innovations, Inc. (a)	1,400	55,692
Kensey Nash Corporation (a)	15,602	353,385
Kinetic Concepts, Inc. (a)	7,700	333,410
MAKO Surgical Corporation (a)	42,181	591,800
Micrus Endovascular Corporation (a)	2,800	56,224
Neogen Corporation (a)	15,860	416,959
NuVasive, Inc. (a)	20,054	834,246
OraSure Technologies, Inc. (a)	35,405	224,468
Orthovita, Inc. (a)	16,200	64,800
Quidel Corporation (a)	28,900	425,986
RTI Biologics, Inc. (a)	48,081	184,150
Stereotaxis, Inc. (a)	280,225	1,331,069
STERIS Corporation	200	6,656
SurModics, Inc. (a)	100,286	1,865,320

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Health Care - 8.4% (Continued)
Health Care Equipment & Supplies - 1.4% (Continued)
Thoratec Corporation (a)	13,200	$588,588
West Pharmaceutical Services, Inc.	20,003	837,126
Wright Medical Group, Inc. (a)	18,052	339,017
		15,529,266
Health Care Providers & Services - 1.5%
Air Methods Corporation (a)	5,500	181,940
Amedisys, Inc. (a)	45,170	2,600,888
Assisted Living Concepts, Inc. (a)	400	14,040
Bio-Reference Labs, Inc. (a)	6,542	153,083
Brookdale Senior Living, Inc. (a)	14,548	312,782
CardioNet, Inc. (a)	9,964	95,854
Catalyst Health Solutions, Inc. (a)	1,100	46,541
Centene Corporation (a)	60,666	1,389,251
Coventry Health Care, Inc. (a)	100	2,374
Emeritus Corporation (a)	104,924	2,350,298
Five Star Quality Care, Inc. (a)	22,200	65,712
Genoptix, Inc. (a)	41,755	1,615,501
Hanger Orthopedic Group, Inc. (a)	40,309	751,360
HealthSouth Corporation (a)	31,800	650,628
HMS Holdings Corporation (a)	274	14,659
inVentiv Health, Inc. (a)	9,907	228,158
LCA-Vision, Inc. (a)	29,424	248,044
LHC Group, Inc. (a)	4,938	168,386
PSS World Medical, Inc. (a)	12,600	295,218
Psychiatric Solutions, Inc. (a)	7,700	247,709
RehabCare Group, Inc. (a)	55,025	1,569,313
Rural/Metro Corporation (a)	8,000	56,400
Sharps Compliance Corporation (a)	13,500	90,180
Triple-S Management Corporation (a)	1,500	27,300
U.S. Physical Therapy, Inc. (a)	100	1,754
VCA Antech, Inc. (a)	103,400	2,942,764
Virtual Radiologic Corporation (a)	1,300	16,250
		16,136,387
Health Care Technology - 0.4%
athenahealth, Inc. (a)	12,561	364,520
Computer Programs and Systems, Inc.	51,718	2,330,413
Eclipsys Corporation (a)	3,700	76,516
Merge Healthcare, Inc. (a)	11,297	28,017
Quality Systems, Inc.	26,303	1,683,655
Transcend Services, Inc. (a)	5,000	74,350
Vital Images, Inc. (a)	2,377	37,509
		4,594,980
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	14,448	100,992
Affymetrix, Inc. (a)	18,200	126,308
Compugen Ltd. (a)	19,500	93,210
Helicos BioSciences Corporation (a)	200	144
Kendle International, Inc. (a)	11,227	185,807
Luminex Corporation (a)	66,908	1,087,924

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Health Care - 8.4% (Continued)
Life Sciences Tools & Services - 0.6% (Continued)
Mettler-Toledo International, Inc. (a)	1,801	$225,989
PerkinElmer, Inc.	21,100	528,555
Pharmaceutical Product Development, Inc.	8,500	233,750
Sequenom, Inc. (a)	525,141	3,255,874
Varian, Inc. (a)	6,000	310,740
		6,149,293
Pharmaceuticals - 1.4%
Adolor Corporation (a)	500	975
Ardea Biosciences, Inc. (a)	4,002	101,651
Auxilium Pharmaceuticals, Inc. (a)	56,200	2,000,720
AVANIR Pharmaceuticals, Inc. - Class A (a)	28,537	91,889
BioMimetic Therapeutics, Inc. (a)	17,943	239,180
Cadence Pharmaceuticals, Inc. (a)	214,699	2,104,050
Cardiome Pharma Corporation (a)	200	1,672
Cumberland Pharmaceuticals, Inc. (a)	8,900	94,785
Cypress Bioscience, Inc. (a)	258,284	1,301,751
DepoMed, Inc. (a)	103,400	416,702
DURECT Corporation (a)	51,400	146,490
Hi-Tech Pharmacal Company, Inc. (a)	501	12,189
Jazz Pharmaceuticals, Inc. (a)	55,746	565,265
K-V Pharmaceutical Company - Class A (a)	49,681	77,006
MAP Pharmaceuticals, Inc. (a)	6,100	109,556
MDRNA, Inc. (a)	22,000	27,280
Medicines Company (The) (a)	169,500	1,244,130
Nektar Therapeutics (a)	9,000	125,640
Optimer Pharmaceuticals, Inc. (a)	25,040	308,242
Pain Therapeutics, Inc. (a)	4,500	27,000
POZEN, Inc. (a)	500	5,415
Somaxon Pharmaceuticals, Inc. (a)	43,500	312,765
SuperGen, Inc. (a)	11,000	32,450
Valeant Pharmaceuticals International (a)	75,400	3,393,000
VIVUS, Inc. (a)	28,900	294,491
XenoPort, Inc. (a)	158,127	1,644,521
		14,678,815
Industrials - 11.1%
Aerospace & Defense - 0.4%
AAR Corporation (a)	4,027	98,178
AeroVironment, Inc. (a)	16,576	433,960
Alliant Techsystems, Inc. (a)	400	32,364
Applied Signal Technology, Inc.	600	11,214
Argon ST, Inc. (a)	18,635	484,510
Ascent Solar Technologies, Inc. (a)	109,773	418,235
Astronics Corporation (a)	100	1,446
Ducommun, Inc.	1,800	41,202
DynCorp International, Inc. - Class A (a)	72,435	1,245,882
GenCorp, Inc. (a)	12,000	74,640
Taser International, Inc. (a)	284,257	1,344,536
		4,186,167

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Industrials - 11.1% (Continued)
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	200	$11,054
Forward Air Corporation	43,353	1,214,751
Hub Group, Inc. (a)	16,900	540,969
		1,766,774
Airlines - 0.2%
AirTran Holdings, Inc. (a)	20,700	109,296
Alaska Air Group, Inc. (a)	2,600	107,666
Allegiant Travel Company (a)	28,011	1,440,606
Republic Airways Holdings, Inc. (a)	64,300	402,518
US Airways Group, Inc. (a)	15,100	106,757
		2,166,843
Building Products - 1.5%
AAON, Inc.	69,899	1,687,362
American Woodmark Corporation	33,795	781,003
Ameron International Corporation	13,780	956,194
Apogee Enterprises, Inc.	34,908	479,636
Builders FirstSource, Inc. (a)	367,512	1,400,221
Insteel Industries, Inc.	33,598	411,912
NCI Building Systems, Inc. (a)	123,600	1,703,208
Owens Corning, Inc. (a)	40,326	1,402,538
Trex Company, Inc. (a)	88,617	2,170,230
Universal Forest Products, Inc.	31,528	1,325,752
USG Corporation (a)	165,799	3,912,856
		16,230,912
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	126,144	2,710,834
ACCO Brands Corporation (a)	40,200	367,026
APAC Customer Services, Inc. (a)	35,600	204,700
Bowne & Company, Inc.	6,900	77,142
Clean Harbors, Inc. (a)	13,310	844,253
Consolidated Graphics, Inc. (a)	901	37,761
Copart, Inc. (a)	3,616	129,055
Deluxe Corporation	200	4,194
EnergySolutions, Inc.	438,785	3,181,191
EnerNOC, Inc. (a)	3,400	98,872
G&K Services, Inc.	6,577	180,802
Healthcare Services Group, Inc.	29,740	639,113
HNI Corporation	58,791	1,824,873
InnerWorkings, Inc. (a)	134,786	806,020
McGrath RentCorp	4,508	117,163
Metalico, Inc. (a)	42,600	281,160
Mine Safety Appliances Company	15,572	457,661
Mobile Mini, Inc. (a)	96,055	1,596,434
RINO International Corporation (a)	63,482	1,093,160
Ritchie Bros. Auctioneers, Inc.	34,300	802,620
Team, Inc. (a)	94	1,636
Viad Corp	6,212	145,361
		15,601,031

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Industrials - 11.1% (Continued)
Construction & Engineering - 0.4%
Chicago Bridge & Iron Company (a)	300	$7,032
Comfort Systems USA, Inc.	36,837	518,665
EMCOR Group, Inc. (a)	27,700	791,112
Granite Construction, Inc.	53,000	1,781,330
Insituform Technologies, Inc. - Class A (a)	3,300	79,101
KBR, Inc.	24,314	536,853
MasTec, Inc. (a)	5,583	69,843
MYR Group, Inc. (a)	2,266	40,629
Northwest Pipe Company (a)	900	21,708
Pike Electric Corporation (a)	22,217	238,833
		4,085,106
Electrical Equipment - 1.5%
Acuity Brands, Inc.	2,000	90,420
Advanced Battery Technologies, Inc. (a)	200,006	694,021
American Superconductor Corporation (a)	97,346	2,840,556
A-Power Energy Generation Systems Ltd. (a)	63,684	668,045
AZZ, Inc.	11,117	451,573
Baldor Electric Company	11,320	434,801
Belden, Inc.	19,100	524,486
Capstone Turbine Corporation (a)	9,600	11,712
Chase Corporation	700	9,191
China BAK Battery, Inc. (a)	327,159	657,590
Encore Wire Corporation	71,715	1,592,790
Ener1, Inc. (a)	323,001	1,343,684
Energy Conversion Devices, Inc. (a)	423,062	3,012,202
Evergreen Solar, Inc. (a)	88,448	99,062
FuelCell Energy, Inc. (a)	58,072	159,698
GT Solar International, Inc. (a)	73,663	429,455
Harbin Electric, Inc. (a)	38,362	840,512
Hoku Corporation (a)	7,000	20,650
II-VI, Inc. (a)	1,100	39,446
LaBarge, Inc. (a)	2,500	30,900
Lime Energy Company (a)	36,950	155,190
Medis Technologies Ltd. (a)	20,819	1,353
Microvision, Inc. (a)	155,895	487,951
PowerSecure International, Inc. (a)	1,717	19,333
Satcon Technology Corporation (a)	49,400	138,814
Thomas & Betts Corporation (a)	7,558	316,983
Ultralife Corporation (a)	1,411	5,912
UQM Technologies, Inc. (a)	39,900	174,363
Valence Technology, Inc. (a)	161,041	169,093
Vicor Corporation (a)	4,100	61,992
Woodward Governor Company	15,822	507,095
		15,988,873
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	26,044	982,640
Otter Tail Corporation	13,897	308,791
Raven Industries, Inc.	638	19,370
		1,310,801

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Industrials - 11.1% (Continued)
Machinery - 2.6%
3D Systems Corporation (a)	4,925	$76,633
Actuant Corporation - Class A	3,500	80,255
Albany International Corporation - Class A	24,356	620,347
American Railcar Industries, Inc.	10,000	163,500
Ampco-Pittsburgh Corporation	3,294	84,689
Astec Industries, Inc. (a)	19,500	645,840
Badger Meter, Inc.	8,122	335,926
Briggs & Stratton Corporation	155,023	3,680,246
China Fire & Security Group, Inc. (a)	78,543	1,074,468
CLARCOR, Inc.	1,000	37,820
Columbus McKinnon Corporation (a)	20,770	374,483
Donaldson Company, Inc.	15,000	694,500
Energy Recovery, Inc. (a)	164,689	993,075
EnPro Industries, Inc. (a)	3,637	114,856
Federal Signal Corporation	3,200	25,792
Force Protection, Inc. (a)	9	48
FreightCar America, Inc.	59,817	1,711,963
Gorman-Rupp Company (The)	42,162	1,175,898
Kaydon Corporation	90	3,747
Lincoln Electric Holdings, Inc.	12,313	738,041
Lindsay Corporation	29,199	1,110,438
Manitowoc Company, Inc. (The)	85,123	1,192,573
Middleby Corporation (The) (a)	19,954	1,219,588
Miller Industries, Inc.	6,500	92,950
Mueller Industries, Inc.	12,700	376,555
SmartHeat, Inc. (a)	215,915	1,811,527
Sun Hydraulics Corporation	54,348	1,522,288
Terex Corporation (a)	135,500	3,593,460
Timken Company	5,300	186,454
Titan International, Inc.	167,298	2,076,168
Toro Company (The)	10,100	575,094
Trinity Industries, Inc.	13,220	329,046
Valmont Industries, Inc.	735	61,218
Wabtec Corporation	21,700	1,032,486
Watts Water Technologies, Inc. - Class A	1,800	63,864
		27,875,836
Marine - 0.4%
Alexander & Baldwin, Inc.	17,798	633,253
American Commercial Lines, Inc. (a)	14,681	299,492
Eagle Bulk Shipping, Inc. (a)	501,800	2,905,422
Euroseas Ltd.	100	403
Genco Shipping & Trading Ltd. (a)	6,800	157,488
Horizon Lines, Inc.	73,163	400,202
Kirby Coporation (a)	11,055	465,194
		4,861,454
Professional Services - 0.7%
Advisory Board Company (The) (a)	800	26,344
CBIZ, Inc. (a)	13,800	96,738
Corporate Executive Board Company (The)	46,500	1,276,890

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Industrials - 11.1% (Continued)
Professional Services - 0.7% (Continued)
CoStar Group, Inc. (a)	44,694	$1,964,301
CRA International, Inc. (a)	659	15,309
Diamond Management & Technology Consultants, Inc.	21,263	172,656
Exponent, Inc. (a)	1,800	53,658
FTI Consulting, Inc. (a)	28,900	1,188,657
Hudson Highland Group, Inc. (a)	7,900	44,319
Huron Consulting Group, Inc. (a)	23,568	551,962
Kelly Services, Inc. - Class A (a)	64,176	1,031,950
Korn/Ferry International (a)	54,475	883,040
On Assignment, Inc. (a)	16,822	118,259
School Specialty, Inc. (a)	14,300	335,478
TrueBlue, Inc. (a)	7,852	123,983
		7,883,544
Road & Rail - 0.7%
Arkansas Best Corporation	15,880	483,705
Avis Budget Group, Inc. (a)	46,000	695,520
Con-Way, Inc.	5,700	221,388
Dollar Thrifty Automotive Group, Inc. (a)	3,400	149,566
Knight Transportation, Inc.	118,442	2,521,630
Landstar System, Inc.	36,800	1,627,296
Patriot Transportation Holding, Inc. (a)	589	49,440
Ryder System, Inc.	26,000	1,209,520
Saia, Inc. (a)	61,168	1,013,554
Universal Truckload Services, Inc. (a)	600	10,956
USA Truck, Inc. (a)	752	13,852
		7,996,427
Trading Companies & Distributors - 1.0%
Aceto Corporation	21,010	140,137
Beacon Roofing Supply, Inc. (a)	1,200	26,640
BlueLinx Holdings, Inc. (a)	10,757	53,893
GATX Corporation	11,979	390,994
H&E Equipment Services, Inc. (a)	5,728	67,648
Houston Wire & Cable Company	63,999	841,587
MSC Industrial Direct Company, Inc.	28,267	1,540,269
Rush Enterprises, Inc. - Class A (a)	1,000	16,220
TAL International Group, Inc.	2,100	54,579
Titan Machinery, Inc. (a)	220,280	3,167,626
United Rentals, Inc. (a)	5,000	71,800
Watsco, Inc.	12,100	716,562
WESCO International, Inc. (a)	84,094	3,415,898
		10,503,853
Information Technology - 9.6%
Communications Equipment - 0.9%
ADC Telecommunications, Inc. (a)	800	6,408
ADTRAN, Inc.	10,075	269,708
Aruba Networks, Inc. (a)	31,508	395,740
Aviat Networks, Inc. (a)	52,476	341,094
Bel Fuse, Inc. - Class B	1,969	46,114
CommScope, Inc. (a)	21,084	686,917

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Communications Equipment - 0.9% (Continued)
Comtech Telecommunications Corporation (a)	3,904	$121,961
DG FastChannel, Inc. (a)	4,300	151,274
Digi International, Inc. (a)	4,240	45,410
DragonWave, Inc. (a)	71,010	603,585
EMCORE Corporation (a)	92,205	123,555
Emulex Corporation (a)	124,682	1,465,013
Extreme Networks, Inc. (a)	33,337	111,012
Finisar Corporation (a)	37,706	564,082
Hughes Communications, Inc. (a)	882	24,608
Infinera Corporation (a)	118,037	1,080,038
InterDigital, Inc. (a)	23,400	647,478
Ixia (a)	13,700	140,425
KVH Industries, Inc. (a)	1,940	29,236
Network Equipment Technologies, Inc. (a)	2,000	10,260
Occam Networks, Inc. (a)	7,100	46,292
Oplink Communications, Inc. (a)	48,842	738,003
Opnext, Inc. (a)	42,212	99,198
Palm, Inc. (a)	119,800	694,840
Qiao Xing Mobile Communication Company Ltd. (a)	7,054	18,764
SeaChange International, Inc. (a)	74,206	618,136
Symmetricom, Inc. (a)	1,000	6,630
Telestone Technologies Corporation (a)	51,853	708,312
UTStarcom, Inc. (a)	63,680	181,488
		9,975,581
Computers & Peripherals - 1.2%
3PAR, Inc. (a)	21,000	195,930
Adaptec, Inc. (a)	6,000	18,540
Avid Technology, Inc. (a)	146,941	2,145,339
Compellent Technologies, Inc. (a)	100	1,257
Diebold, Inc.	35,463	1,111,765
iGo, Inc. (a)	8,900	15,219
Imation Corporation (a)	33,500	363,140
Immersion Corporation (a)	79,588	445,693
Intermec, Inc. (a)	62,005	711,197
Intevac, Inc. (a)	12,001	167,054
Netezza Corporation (a)	187,921	2,572,639
Novatel Wireless, Inc. (a)	91,300	625,405
QLogic Corporation (a)	55	1,065
Silicon Graphics International Corporation (a)	14,900	147,361
STEC, Inc. (a)	21,800	302,802
Stratasys, Inc. (a)	82,618	1,969,613
Super Micro Computer, Inc. (a)	49,390	700,350
Synaptics, Inc. (a)	35,913	1,099,656
		12,594,025
Electronic Equipment, Instruments & Components - 2.4%
Agilysys, Inc.	19,217	208,504
Anixter International, Inc. (a)	3,400	178,160
Bell Microproducts, Inc. (a)	6,300	44,100
China Security & Surveillance Technology, Inc. (a)	251,445	1,496,098

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Electronic Equipment, Instruments & Components - 2.4% (Continued)
Cognex Corporation	58,901	$1,231,620
Comverge, Inc. (a)	240	2,722
Daktronics, Inc.	67,500	565,650
DTS, Inc. (a)	81,594	2,712,185
Echelon Corporation (a)	25,415	240,172
Electro Rent Corporation	7,639	109,161
Electro Scientific Industries, Inc. (a)	7,008	96,500
FARO Technologies, Inc. (a)	6,395	161,218
Ingram Micro, Inc. - Class A (a)	158,950	2,886,532
Insight Enterprises, Inc. (a)	14,360	215,831
Intellicheck Mobilisa, Inc. (a)	6,600	12,276
Itron, Inc. (a)	18,500	1,472,785
L-1 Identity Solutions, Inc. (a)	2,800	24,276
Maxwell Technologies, Inc. (a)	71,216	1,027,647
Measurement Specialties, Inc. (a)	7,700	126,819
Mercury Computer Systems, Inc. (a)	3,100	39,866
Methode Electronics, Inc.	13,000	144,300
Molex, Inc.	52,900	1,185,489
Netlist, Inc. (a)	167,250	496,732
PC Connection, Inc. (a)	710	4,885
Plexus Corporation (a)	60,246	2,232,114
Power-One, Inc. (a)	23,300	183,138
RadiSys Corporation (a)	34,726	339,967
Research Frontiers, Inc. (a)	17,962	57,658
Sanmina-SCI Corporation (a)	24,600	438,618
ScanSource, Inc. (a)	43,225	1,204,248
SMART Modular Technologies (WWH), Inc. (a)	240,700	1,689,714
SYNNEX Corporation (a)	17,048	467,456
Tech Data Corporation (a)	18,900	810,810
Technitrol, Inc.	17,700	95,580
TTM Technologies, Inc. (a)	98,803	1,073,001
Universal Display Corporation (a)	187,643	2,505,034
		25,780,866
Internet Software & Services - 0.9%
Art Technology Group, Inc. (a)	186,666	798,930
comScore, Inc. (a)	3,700	67,155
Constant Contact, Inc. (a)	42,709	1,091,215
DealerTrack Holdings, Inc. (a)	6,400	97,600
Digital River, Inc. (a)	21,989	614,373
DivX, Inc. (a)	30,803	257,513
EarthLink, Inc.	14,100	127,182
GSI Commerce, Inc. (a)	40,790	1,111,527
InfoSpace, Inc. (a)	4,000	41,880
Innodata Isogen, Inc. (a)	14,535	50,291
Internet Brands, Inc. (a)	11,400	117,990
Internet Capital Group, Inc. (a)	17,444	172,521
j2 Global Communications, Inc. (a)	24,500	589,960
Knot, Inc. (The) (a)	35,578	288,538
Liquidity Services, Inc. (a)	6,600	75,042

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Internet Software & Services - 0.9% (Continued)
LoopNet, Inc. (a)	9,000	$101,520
Monster Worldwide, Inc. (a)	27,500	479,325
OpenTable, Inc. (a)	5,143	199,857
Openwave Systems, Inc. (a)	182,827	407,704
Perficient, Inc. (a)	58,351	727,637
Saba Software, Inc. (a)	29,400	149,940
SAVVIS, Inc. (a)	20,300	357,280
support.com, Inc. (a)	34,267	149,404
Switch & Data Facilities Company, Inc. (a)	400	7,676
Terremark Worldwide, Inc. (a)	149,199	1,069,757
TheStreet.com, Inc.	200	762
Travelzoo, Inc. (a)	3,019	60,199
ValueClick, Inc. (a)	12,300	126,444
Vistaprint N.V. (a)	226	11,657
Vocus, Inc. (a)	8,800	150,040
Web.com Group, Inc. (a)	3,000	14,490
WebMD Health Corporation (a)	9,100	440,804
Zix Corporation (a)	81,778	201,174
		10,157,387
IT Services - 0.6%
Acorn Energy, Inc. (a)	200	1,128
Alliance Data Systems Corporation (a)	39,385	2,956,238
Broadridge Financial Solutions, Inc.	6,300	150,003
CACI International, Inc. (a)	7,500	355,725
Cass Information Systems, Inc.	200	6,360
CIBER, Inc. (a)	600	2,382
CSG Systems International, Inc. (a)	4,900	111,328
Echo Global Logistics, Inc. (a)	5,500	74,195
Hackett Group, Inc. (The) (a)	14,690	41,279
Heartland Payment Systems, Inc.	2,200	40,436
Integral Systems, Inc. (a)	14,421	125,751
Mantech International Corporation - Class A (a)	2,300	103,569
NCI, Inc. - Class A (a)	8,625	245,036
SRA International, Inc. (a)	21,002	484,726
TeleTech Holdings, Inc. (a)	26,090	431,790
Unisys Corporation (a)	39,580	1,109,032
		6,238,978
Semiconductors & Semiconductor Equipment - 1.8%
Actel Corporation (a)	7,799	121,040
Advanced Analogic Technologies, Inc. (a)	72,215	274,417
Amkor Technology, Inc. (a)	400	3,016
Applied Micro Circuits Corporation (a)	17,073	192,583
Atheros Communications, Inc. (a)	29,090	1,129,856
Cabot Microelectronics Corporation (a)	2,400	92,064
Cymer, Inc. (a)	48,156	1,644,527
Fairchild Semiconductor International, Inc. (a)	27,800	311,916
FEI Company (a)	200	4,500
FormFactor, Inc. (a)	120,588	1,810,026
Ikanos Communications, Inc. (a)	25,814	73,054

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Semiconductors & Semiconductor Equipment - 1.8% (Continued)
Integrated Device Technology, Inc. (a)	60,400	$399,244
International Rectifier Corporation (a)	92,359	2,126,104
LDK Solar Company Ltd. (a)	139,532	1,085,559
Mattson Technology, Inc. (a)	36,840	165,780
MEMC Electronic Materials, Inc. (a)	2	26
Microsemi Corporation (a)	5,027	83,247
Microtune, Inc. (a)	25,670	68,796
Mindspeed Technologies, Inc. (a)	11,000	110,330
MKS Instruments, Inc. (a)	26,000	589,680
Monolithic Power Systems, Inc. (a)	20,034	493,838
Nanometrics, Inc. (a)	9,000	96,300
NetLogic Microsystems, Inc. (a)	17,800	554,826
Nova Measuring Instruments Ltd. (a)	6,200	34,348
NVE Corporation (a)	400	19,292
OmniVision Technologies, Inc. (a)	104,942	1,842,782
Pericom Semiconductor Corporation (a)	4,556	53,214
Photronics, Inc. (a)	42,300	230,535
Power Integrations, Inc.	6,600	253,968
QuickLogic Corporation (a)	2,700	9,666
Rubicon Technology, Inc. (a)	70,527	1,914,103
Sigma Designs, Inc. (a)	104,683	1,241,540
Silicon Laboratories, Inc. (a)	9,100	439,985
Skyworks Solutions, Inc. (a)	39,300	661,812
Supertex, Inc. (a)	52,383	1,414,865
Ultra Clean Holdings, Inc. (a)	17,200	169,764
White Electronic Designs Corporation (a)	12,615	88,305
		19,804,908
Software - 1.8%
Actuate Corporation (a)	300	1,698
American Software, Inc. - Class A	9,732	62,188
ArcSight, Inc. (a)	3,400	77,282
Ariba, Inc. (a)	9,000	128,430
Blackboard, Inc. (a)	10,600	451,030
Callidus Software, Inc. (a)	2,200	6,974
CommVault Systems, Inc. (a)	6,900	144,555
Concur Technologies, Inc. (a)	13,106	549,272
Deltek, Inc. (a)	100	787
Ebix, Inc. (a)	36,855	599,631
Epicor Software Corporation (a)	1,600	14,688
EPIQ Systems, Inc. (a)	4,401	53,032
ePlus, Inc. (a)	425	7,909
Fair Isaac Corporation	61,773	1,300,939
FalconStor Software, Inc. (a)	11,912	35,617
Informatica Corporation (a)	10,471	261,880
Magma Design Automation, Inc. (a)	127,900	460,440
Manhattan Associates, Inc. (a)	45,281	1,297,754
MicroStrategy, Inc. - Class A (a)	3,587	274,764
Midway Games, Inc. (a)	51,015	612
Net 1 UEPS Technologies, Inc. (a)	30,900	506,760

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Software - 1.8% (Continued)
NetSuite, Inc. (a)	75,181	$1,059,300
Pegasystems, Inc.	43,819	1,387,748
PROS Holdings, Inc. (a)	1,500	13,650
Rosetta Stone, Inc. (a)	4,506	116,435
S1 Corporation (a)	95,000	586,150
Smith Micro Software, Inc. (a)	2,500	23,725
Sonic Solutions, Inc. (a)	61,400	770,570
SuccessFactors, Inc. (a)	18,658	390,512
Synopsys, Inc. (a)	25,001	567,773
Take-Two Interactive Software, Inc. (a)	260,913	2,836,124
TeleCommunication Systems, Inc. (a)	18,100	125,071
THQ, Inc. (a)	23,153	175,963
TiVo, Inc. (a)	109,005	1,909,768
Tyler Technologies, Inc. (a)	56,119	956,268
Ultimate Software Group, Inc. (The) (a)	24,700	826,215
VASCO Data Security International, Inc. (a)	40,786	264,293
VirnetX Holding Corporation (a)	55,004	294,271
Wave Systems Corporation (a)	33,700	134,463
Websense, Inc. (a)	10,100	229,977
		18,904,518
Materials - 3.2%
Chemicals - 1.2%
A. Schulman, Inc.	15,700	408,357
Altair Nanotechnologies, Inc. (a)	168,552	98,434
American Vanguard Corporation	33,544	271,706
Ampal-American Israel Corporation - Class A (a)	2,400	5,424
Arch Chemicals, Inc.	320	10,883
Balchem Corporation	3,900	101,166
Cabot Corporation	52,268	1,700,801
Calgon Carbon Corporation (a)	54,049	837,760
China Agritech, Inc. (a)	11,500	190,095
China Green Agriculture, Inc. (a)	45,760	580,237
Cytec Industries, Inc.	5,500	264,330
Georgia Gulf Corporation (a)	17,900	367,666
Hawkins, Inc.	37,443	1,004,221
ICO, Inc.	36,708	314,588
Innospec, Inc. (a)	3,300	43,923
International Flavors & Fragrances, Inc.	5,466	273,792
Intrepid Potash, Inc. (a)	79,427	2,085,753
Landec Corporation (a)	4,000	24,520
Methanex Corporation	2,100	48,678
Minerals Technologies, Inc.	100	5,770
Nalco Holding Company	43,680	1,080,206
OM Group, Inc. (a)	1,000	37,750
Quaker Chemical Corporation	11,645	366,468
Scotts Miracle-Gro Company (The) - Class A	9,450	457,853
Senomyx, Inc. (a)	300	1,281
ShengdaTech, Inc. (a)	6,000	41,340
Spartech Corporation (a)	5,300	75,472

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Materials - 3.2% (Continued)
Chemicals - 1.2% (Continued)
Stepan Company	1,200	$90,900
Yongye International, Inc. (a)	3,300	25,179
Zep, Inc.	6,700	123,548
Zoltek Companies, Inc. (a)	175,893	1,730,787
		12,668,888
Construction Materials - 0.3%
Eagle Materials, Inc.	53,823	1,715,339
Headwaters, Inc. (a)	6,400	38,400
Texas Industries, Inc.	55,330	2,093,687
		3,847,426
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	5,604	154,839
Bemis Company, Inc.	13,300	404,453
Greif, Inc. - Class A	3,800	224,884
Pactiv Corporation (a)	15,008	381,353
Rock-Tenn Company	5,800	299,280
Silgan Holdings, Inc.	5,700	343,881
		1,808,690
Metals & Mining - 1.2%
AK Steel Holding Corporation	94,500	1,582,875
Allied Nevada Gold Corporation (a)	3,400	62,152
AMCOL International Corporation	62,460	1,795,100
Carpenter Technology Corporation	6,200	243,474
China Natural Resources, Inc. (a)	21	242
China Precision Steel, Inc. (a)	136,139	280,446
Commercial Metals Company	133,900	1,992,432
Entrée Gold, Inc. (a)	200	542
General Steel Holdings, Inc. (a)	128,286	478,507
Golden Star Resources Ltd. (a)	3,100	14,043
Great Basin Gold Ltd. (a)	158,908	300,336
Horsehead Holding Corporation (a)	2,500	29,700
Kaiser Aluminum Corporation	2,300	92,437
Northern Dynasty Minerals Ltd. (a)	1,800	17,010
NovaGold Resources, Inc. (a)	100	885
Olympic Steel, Inc.	26,339	837,054
Pan American Silver Corporation	7,600	201,248
Paramount Gold and Silver Corporation (a)	53,162	101,008
Reliance Steel & Aluminum Company	16,624	811,418
RTI International Metals, Inc. (a)	23,245	628,777
Seabridge Gold, Inc. (a)	7,500	254,550
Stillwater Mining Company (a)	96,000	1,622,400
Tanzanian Royalty Exploration Corporation (a)	55,900	256,581
US Gold Corporation (a)	77,908	265,666
Worthington Industries, Inc.	102,405	1,635,408
		13,504,291
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	400	5,648
Clearwater Paper Corporation (a)	500	31,840

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Materials - 3.2% (Continued)
Paper & Forest Products - 0.3% (Continued)
Deltic Timber Corporation	21,294	$1,120,490
KapStone Paper and Packaging Corporation (a)	1,100	14,190
Mercer International, Inc. (a)	34,200	188,442
Neenah Paper, Inc.	2,300	40,250
Orient Paper, Inc. (a)	2,797	29,033
P.H. Glatfelter Company	12,800	188,032
Schweitzer-Mauduit International, Inc.	20,348	1,158,208
Wausau Paper Corporation (a)	29,048	257,075
		3,033,208
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
Alaska Communications Systems Group, Inc.	134,102	1,147,913
Cbeyond, Inc. (a)	109,504	1,684,172
Cincinnati Bell, Inc. (a)	240,062	809,009
Cogent Communications Group, Inc. (a)	600	6,126
General Communication, Inc. (a)	4,102	25,227
Global Crossing Ltd. (a)	14,700	218,295
HickoryTech Corporation	1,101	9,325
Iowa Telecommunications Services, Inc.	500	8,420
Iridium Communications, Inc. (a)	6,200	49,972
Neutral Tandem, Inc. (a)	112,900	1,913,655
Premiere Global Services, Inc. (a)	47,621	446,209
		6,318,323
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (a)	48,200	883,024
Shenandoah Telecommunications Company	180	3,197
USA Mobility, Inc. (a)	43,699	609,164
		1,495,385
Utilities - 0.7%
Electric Utilities - 0.2%
Central Vermont Public Service Corporation	900	19,629
El Paso Electric Company (a)	160	3,400
Empire District Electric Company (The)	3,900	76,089
Hawaiian Electric Industries, Inc.	70,510	1,646,409
MGE Energy, Inc.	1,100	40,436
Unitil Corporation	13,314	293,973
		2,079,936
Gas Utilities - 0.2%
Chesapeake Utilities Corporation	999	30,090
China Natural Gas, Inc. (a)	44,100	400,869
Northwest Natural Gas Company	2,635	124,873
Piedmont Natural Gas, Inc.	15,800	434,500
WGL Holdings, Inc.	13,323	476,164
		1,466,496
Multi-Utilities - 0.1%
Black Hills Corporation	37,403	1,230,185
CH Energy Group, Inc.	1,958	81,100

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.9% (Continued)	Shares	Value
Utilities - 0.7% (Continued)
Multi-Utilities - 0.1% (Continued)
NorthWestern Corporation	500	$15,110
		1,326,395
Water Utilities - 0.2%
Aqua America, Inc.	92,895	1,702,765
Consolidated Water Company Ltd.	17,288	244,625
SJW Corporation	4,737	130,173
Southwest Water Company	2,300	24,541
		2,102,104

Total Common Stocks (Proceeds $657,661,014)		$712,069,517

CLOSED-END FUNDS - 0.0%	Shares	Value
Alpine Total Dynamic Dividend Fund	10,150	$90,437
Federated Premier Municipal Income Fund	1,250	18,687
PIMCO Global StocksPLUS & Income Fund	497	9,632
Total Closed-End Funds (Proceeds $120,948)		$118,756

Total Securities Sold Short - 65.9% (Proceeds $657,781,962)		$712,188,273

ADR - American Depositary Receipt.

(a)	Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 15.1%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	800	$8,608
ArvinMeritor, Inc. (a)	100	1,532
Ballard Power Systems, Inc. (a)	4,800	11,280
China Automotive Systems, Inc. (a)	900	20,016
Dana Holding Corporation (a)	220	2,939
Federal-Mogul Corporation (a)	2,500	47,550
Goodyear Tire & Rubber Company (The) (a)	7,900	106,097
Raser Technologies, Inc. (a)	500	403
SORL Auto Parts, Inc. (a)	2,000	21,180
Standard Motor Products, Inc.	3,400	36,244
Stoneridge, Inc. (a)	1,700	18,343
		274,192
Distributors - 0.2%
LKQ Corporation (a)	3,800	80,028

Diversified Consumer Services - 0.9%
Brink's Home Security Holdings, Inc. (a)	1,600	67,104
Coinstar, Inc. (a)	200	8,872
Hillenbrand, Inc.	3,800	93,404
Lincoln Educational Services Corporation (a)	1,300	32,448
Sotheby's	3,000	100,200
		302,028
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc.	5,950	72,233
Bluegreen Corporation (a)	3,317	20,134
Boyd Gaming Corporation (a)	800	10,160
Brinker International, Inc.	1,000	18,520
Buffalo Wild Wings, Inc. (a)	2,300	95,082
Burger King Holdings, Inc.	100	2,110
California Pizza Kitchen, Inc. (a)	3,840	78,720
Carrols Restaurant Group, Inc. (a)	2,600	19,474
Cheesecake Factory, Inc. (The) (a)	300	8,151
CKE Restaurants, Inc.	3,203	39,525
Denny's Corporation (a)	17,700	58,941
Domino's Pizza, Inc. (a)	100	1,541
Einstein Noah Restaurant Group, Inc. (a)	2,263	29,374
Interval Leisure Group, Inc. (a)	2,377	35,156
Jamba, Inc. (a)	7,200	25,632
Krispy Kreme Doughnuts, Inc. (a)	8,200	30,340
Monarch Casino & Resort, Inc. (a)	1,801	20,927
Multimedia Games, Inc. (a)	14,966	68,395
Peet's Coffee & Tea, Inc. (a)	1,200	47,544
Penn National Gaming, Inc. (a)	600	18,576
Red Robin Gourmet Burgers, Inc. (a)	500	12,205
Rick's Cabaret International, Inc. (a)	5,700	70,509
Universal Travel Group (a)	1,000	9,130

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Hotels, Restaurants & Leisure - 2.6% (Continued)
Wendy's/Arby's Group, Inc. - Class A	7,000	$37,170
		829,549
Household Durables - 0.3%
Beazer Homes USA, Inc. (a)	4,400	28,908
Hovnanian Enterprises, Inc. - Class A (a)	6,300	44,793
Lifetime Brands, Inc. (a)	486	7,047
Standard Pacific Corporation (a)	2,000	12,820
		93,568
Internet & Catalog Retail - 0.8%
Gaiam, Inc. - Class A	3,525	31,937
NutriSystem, Inc.	2,700	52,191
Overstock.com, Inc. (a)	8,301	153,568
U.S. Auto Parts Network, Inc. (a)	2,200	20,680
		258,376
Leisure Equipment & Products - 0.3%
Brunswick Corporation	100	2,090
Eastman Kodak Company (a)	400	2,448
JAKKS Pacific, Inc. (a)	3,600	55,044
LeapFrog Enterprises, Inc. (a)	1,300	8,892
Smith & Wesson Holding Corporation (a)	500	2,225
Sport Supply Group, Inc.	1,800	24,138
Steinway Musical Instruments, Inc. (a)	600	11,496
		106,333
Media - 2.1%
Cinemark Holdings, Inc.	6,000	109,560
CKX, Inc. (a)	8,300	48,804
Dolan Media Company (a)	5,700	67,773
Global Sources Ltd. (a)	2,631	19,285
IMAX Corporation (a)	300	5,670
Interactive Data Corporation	1,700	56,899
Liberty Media - Starz - Series A (a)	1,300	72,007
Lions Gate Entertainment Corporation (a)	1,200	8,304
Live Nation, Inc. (a)	2,200	34,518
LodgeNet Interactive Corporation (a)	13,619	89,886
McClatchy Company (The) - Class A (a)	1,100	5,995
Mediacom Communications Corporation (a)	11,900	78,778
New York Times Company (The) - Class A (a)	1,900	18,848
RCN Corporation (a)	1,400	20,552
Regal Entertainment Group	1,500	25,620
		662,499
Multi-Line Retail - 1.0%
99¢ Only Stores (a)	4,900	76,048
Bon-Ton Stores, Inc. (The) (a)	5,494	94,057
Retail Ventures, Inc. (a)	8,200	88,724
Saks, Inc. (a)	5,600	54,600
		313,429
Specialty Retail - 3.2%
Brown Shoe Company, Inc.	4,000	75,200

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Specialty Retail - 3.2% (Continued)
Build-A-Bear Workshop, Inc. (a)	8,317	$79,510
Cabela's, Inc. (a)	3,500	63,560
Casual Male Retail Group, Inc. (a)	21,413	87,579
Chico's FAS, Inc.	240	3,574
Conn's, Inc. (a)	1,100	10,483
Dress Barn, Inc. (a)	1,600	44,288
Finish Line, Inc. (The) - Class A	1,200	19,332
Gymboree Corporation (The) (a)	100	4,913
J. Crew Group, Inc. (a)	1,400	65,058
Monro Muffler Brake, Inc.	1,799	64,512
New York & Company, Inc. (a)	13,700	84,118
Office Depot, Inc. (a)	1,400	9,604
OfficeMax, Inc. (a)	600	11,400
Pep Boys - Manny, Moe & Jack (The)	100	1,253
Pier 1 Imports, Inc. (a)	14,600	120,888
Select Comfort Corporation (a)	100	1,132
Shoe Carnival, Inc. (a)	2,000	55,320
Signet Jewelers Ltd. (a)	3,000	96,060
Stein Mart, Inc. (a)	5,200	49,296
Talbots, Inc. (The) (a)	200	3,290
Tractor Supply Company	100	6,717
Williams-Sonoma, Inc.	3,200	92,160
		1,049,247
Textiles, Apparel & Luxury Goods - 2.8%
American Apparel, Inc. (a)	23,800	73,066
Carter's, Inc. (a)	800	25,776
Columbia Sportswear Company	100	5,554
Crocs, Inc. (a)	100	966
G-III Apparel Group Ltd. (a)	3,499	100,072
Hanesbrands, Inc. (a)	200	5,694
Iconix Brand Group, Inc. (a)	4,300	74,218
Jones Apparel Group, Inc.	300	6,528
Liz Claiborne, Inc. (a)	1,100	9,614
Lululemon Athletica, Inc. (a)	2,400	90,288
Maidenform Brands, Inc. (a)	3,500	79,870
Movado Group, Inc. (a)	12,400	153,884
Perry Ellis International, Inc. (a)	800	19,304
Quiksilver, Inc. (a)	29,000	154,570
Skechers U.S.A., Inc. - Class A (a)	200	7,670
Unifi, Inc. (a)	4,400	16,852
Warnaco Group, Inc. (The) (a)	1,300	62,192
Weyco Group, Inc.	698	17,059
		903,177
Consumer Staples - 3.4%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	209	11,512
MGP Ingredients, Inc. (a)	2,900	22,533
		34,045

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 3.4% (Continued)
Food & Staples Retailing - 0.4%
PriceSmart, Inc.	4,353	$108,302
Rite Aid Corporation (a)	5,160	7,637
United Natural Foods, Inc. (a)	200	6,138
Village Super Market, Inc. - Class A	24	646
		122,723
Food Products - 1.6%
AgFeed Industries, Inc. (a)	136	585
B&G Foods, Inc.	9,145	94,468
Cal-Maine Foods, Inc.	100	3,338
Corn Products International, Inc.	3,505	126,180
Del Monte Foods Company	8,000	119,520
Fresh Del Monte Produce, Inc. (a)	1,100	22,957
Imperial Sugar Company	500	8,015
John B. Sanfilippo & Son, Inc. (a)	751	11,287
Lifeway Foods, Inc. (a)	2,795	30,801
Origin Agritech Ltd. (a)	10,350	90,666
		507,817
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	6,548	67,641

Personal Products - 0.8%
Alberto-Culver Company	900	25,920
China-Biotics, Inc. (a)	400	7,128
Inter Parfums, Inc.	1,200	20,736
NBTY, Inc. (a)	2,400	97,632
Nu Skin Enterprises, Inc. - Class A	900	27,054
Revlon, Inc. (a)	4,290	75,161
Schiff Nutrition International, Inc. (a)	2,000	14,180
		267,811
Tobacco - 0.3%
Star Scientific, Inc. (a)	16,530	30,415
Universal Corporation	1,000	51,780
		82,195
Energy - 6.4%
Energy Equipment & Services - 2.2%
Cal Dive International, Inc. (a)	7,900	51,824
Dresser-Rand Group, Inc. (a)	600	21,168
Dril-Quip, Inc. (a)	1,100	63,723
Exterran Holdings, Inc. (a)	2,400	69,960
Helix Energy Solutions Group, Inc. (a)	1,100	16,038
Hercules Offshore, Inc. (a)	8,500	33,660
Hornbeck Offshore Services, Inc. (a)	200	4,894
ION Geophysical Corporation (a)	300	1,803
Matrix Service Company (a)	1,800	19,134
Newpark Resources, Inc. (a)	13,800	92,184
Oil States International, Inc. (a)	1,400	67,634
Pioneer Drilling Company (a)	4,900	35,966
Precision Drilling Trust (a)	1,000	7,620

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Energy Equipment & Services - 2.2% (Continued)
Superior Energy Services, Inc. (a)	3,200	$86,592
TETRA Technologies, Inc. (a)	5,500	67,595
Trico Marine Services, Inc. (a)	14,400	47,232
Union Drilling, Inc. (a)	4,436	29,411
		716,438
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corporation (a)	8,500	24,480
Advantage Oil & Gas Ltd. (a)	1,200	8,532
Approach Resources, Inc. (a)	6,901	61,764
Arena Resources, Inc. (a)	100	3,693
Atlas Pipeline Partners, L.P.	200	2,886
ATP Oil & Gas Corporation (a)	300	5,478
Bill Barrett Corporation (a)	1,900	64,752
BPZ Resources, Inc. (a)	200	1,324
Brigham Exploration Company (a)	1,400	27,314
Callon Petroleum Company (a)	5,000	30,350
China North East Petroleum Holdings Ltd. (a)	8,100	71,523
Contango Oil & Gas Company (a)	1,013	55,614
Delta Petroleum Corporation (a)	7,100	10,934
DHT Holdings, Inc.	1,300	6,136
Encore Energy Partners, L.P.	100	2,152
Frontline Ltd.	200	7,300
FX Energy, Inc. (a)	3,795	16,356
GeoResources, Inc. (a)	3,000	51,480
GMX Resources, Inc. (a)	300	2,403
Goodrich Petroleum Corporation (a)	2,300	38,939
Gran Tierra Energy, Inc. (a)	11,000	66,660
Green Plains Renewable Energy, Inc. (a)	1,400	19,222
International Coal Group, Inc. (a)	900	4,743
James River Coal Company (a)	200	3,764
Overseas Shipholding Group, Inc.	200	10,012
Patriot Coal Corporation (a)	4,300	84,667
Petroleum Development Corporation (a)	2,400	56,184
PetroQuest Energy, Inc. (a)	9,900	58,509
SandRidge Energy, Inc. (a)	8,000	60,080
Southern Union Company	3,600	94,068
Stone Energy Corporation (a)	3,700	60,310
Swift Energy Company (a)	300	10,854
Teekay Corporation	1,400	35,070
Teekay LNG Partners, L.P.	100	2,912
Tesoro Corporation	3,700	48,655
Toreador Resources Corporation (a)	1,757	15,936
Tsakos Energy Navigation Ltd.	700	10,248
USEC, Inc. (a)	15,972	95,832
Venoco, Inc. (a)	1,600	23,840
W&T Offshore, Inc.	7,200	68,184
Western Refining, Inc. (a)	7,000	37,520
		1,360,680

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 17.5%
Capital Markets - 4.2%
American Capital Ltd. (a)	4,000	$24,560
Apollo Investment Corporation	5,800	70,528
BGC Partners, Inc. - Class A	9,068	59,123
BlackRock Kelso Capital Corporation	9,500	100,795
Broadpoint Gleacher Securities Group, Inc. (a)	14,400	61,632
Calamos Asset Management, Inc. - Class A	5,900	73,455
Cowen Group, Inc. (a)	18,495	99,873
Duff & Phelps Corporation	6,500	102,050
FBR Capital Markets Corporation (a)	15,500	73,315
Fortress Investment Group, LLC (a)	15,100	71,725
GFI Group, Inc.	6,200	42,780
Hercules Technology Growth Capital, Inc.	4,000	43,360
HFF, Inc. - Class A (a)	2,100	18,522
International Assets Holding Corporation (a)	3,400	54,978
Investment Technology Group, Inc. (a)	2,100	36,477
LaBranche & Company, Inc. (a)	3,800	18,772
Main Street Capital Corporation	1,300	20,592
MCG Capital Corporation (a)	13,134	87,078
MF Global Holdings Ltd. (a)	7,300	67,306
optionsXpress Holdings, Inc. (a)	400	7,100
Prospect Capital Corporation	5,700	66,291
Sanders Morris Harris Group, Inc.	6,849	40,889
Thomas Weisel Partners Group, Inc. (a)	3,300	25,905
TradeStation Group, Inc. (a)	300	2,508
Waddell & Reed Financial, Inc. - Class A	2,100	77,952
		1,347,566
Commercial Banks - 3.0%
1st Source Corporation	2,062	39,446
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	3,300	46,728
Bancorp, Inc. (The) (a)	6,200	54,994
CapitalSource, Inc.	2,900	17,313
Chemical Financial Corporation	1,400	33,180
City National Corporation	100	6,228
First Merchants Corporation	6,282	54,904
Fulton Financial Corporation	100	1,050
Investors Bancorp, Inc. (a)	2,600	36,166
Metro Bancorporation, Inc. (a)	4,000	54,280
Orrstown Financial Services, Inc.	800	20,464
Peoples Bancorp, Inc.	3,759	65,181
Pinnacle Financial Partners, Inc. (a)	3,600	55,008
Popular, Inc. (a)	38,070	149,996
Republic Bancorp, Inc. - Class A	3,600	86,940
Santander BanCorp (a)	1,606	19,208
Sterling Bancorp	3,500	37,485
SVB Financial Group (a)	100	4,923
Synovus Financial Corporation	17,680	53,217
Texas Capital Bancshares, Inc. (a)	4,700	93,530

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 17.5% (Continued)
Commercial Banks - 3.0% (Continued)
West Coast Bancorp	7,600	$26,144
		956,385
Consumer Finance - 1.7%
Advance America, Cash Advance Centers, Inc.	5,800	33,176
Cardtronics, Inc. (a)	6,000	83,640
Cash America International, Inc.	2,300	85,238
EZCORP, Inc. - Class A (a)	3,700	76,627
First Cash Financial Services, Inc. (a)	900	19,854
First Marblehead Corporation (The) (a)	21,100	74,061
Nelnet, Inc. - Class A	3,938	78,602
Student Loan Corporation (The)	1,253	35,385
World Acceptance Corporation (a)	1,700	59,976
		546,559
Diversified Financial Services - 0.6%
Compass Diversified Holdings, Inc.	1,700	24,684
Encore Capital Group, Inc. (a)	1,605	36,931
Interactive Brokers Group, Inc. - Class A (a)	800	13,712
KKR Financial Holdings, LLC	7,200	63,648
Portfolio Recovery Associates, Inc. (a)	1,100	73,117
		212,092
Insurance - 4.2%
Allied World Assurance Company Holdings Ltd.	1,600	69,712
Ambac Financial Group, Inc. (a)	4,600	6,946
American Financial Group, Inc.	3,600	105,948
American Safety Insurance Holdings Ltd. (a)	3,088	49,964
AmTrust Financial Services, Inc.	3,700	50,431
Argo Group International Holdings Ltd.	3,400	112,166
Brown & Brown, Inc.	1,100	22,154
CNA Surety Corporation (a)	2,198	36,861
Conseco, Inc. (a)	10,200	60,180
Erie Indemnity Company - Class A	200	9,262
Flagstone Reinsurance Holdings Ltd.	5,500	61,325
Hallmark Financial Services, Inc. (a)	7,989	93,551
HCC Insurance Holdings, Inc.	3,900	106,041
Horace Mann Educators Corporation	1,600	27,536
Kansas City Life Insurance Company	685	23,290
Meadowbrook Insurance Group, Inc.	4,800	37,920
National Financial Partners Corporation (a)	1,400	21,546
Navigators Group, Inc. (The) (a)	500	20,065
OneBeacon Insurance Group Ltd.	2,511	40,729
Phoenix Companies, Inc. (The) (a)	500	1,615
Platinum Underwriters Holdings Ltd.	2,500	93,025
Presidential Life Corporation	3,253	38,320
Protective Life Corporation	3,000	72,210
RenaissanceRe Holdings Ltd.	1,300	72,735
SeaBright Insurance Holdings Ltd.	3,180	34,598
United Fire & Casualty Company	900	20,583

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 17.5% (Continued)
Insurance - 4.2% (Continued)
Unitrin, Inc.	2,500	$73,125
		1,361,838
Real Estate Investment Trusts - 2.9%
Agree Realty Corporation	1,024	26,245
Brandywine Realty Trust	1,900	24,206
Care Investment Trust, Inc.	10,100	90,294
Chimera Investment Corporation	35,700	145,299
Cogdell Spencer, Inc.	4,600	34,868
Dynex Capital, Inc.	4,100	38,007
First Potomac Realty Trust	1,300	21,086
Hersha Hospitality Trust	25,088	144,758
HRPT Properties Trust	4,100	32,144
iStar Financial, Inc. (a)	7,000	46,970
Mack-Cali Realty Corporation	700	24,052
MFA Financial, Inc.	600	4,266
Newcastle Investment Corporation (a)	800	3,024
One Liberty Properties, Inc.	3,700	63,085
RAIT Financial Trust (a)	7,200	29,232
Saul Centers, Inc.	800	31,624
Senior Housing Properties Trust	4,300	96,664
Universal Health Realty Income Trust	1,328	44,116
U-Store-It Trust	2,800	24,136
Winthrop Realty Trust	2,124	28,674
		952,750
Thrifts & Mortgage Finance - 0.9%
Federal Agricultural Mortgage Corporation	100	2,252
First Niagara Financial Group, Inc.	1,800	25,020
MGIC Investment Corporation (a)	6,600	68,838
NewAlliance Bancshares, Inc.	2,800	36,484
Northwest Bancshares, Inc.	2,700	33,723
Ocwen Financial Corporation (a)	1,441	16,644
Radian Group, Inc.	5,500	78,045
Washington Federal, Inc.	1,400	28,798
		289,804
Health Care - 12.3%
Biotechnology - 2.4%
Abraxis BioScience, Inc. (a)	1,500	74,955
Acorda Therapeutics, Inc. (a)	200	7,750
Alkermes, Inc. (a)	600	7,860
Amylin Pharmaceuticals, Inc. (a)	400	8,256
Ariad Pharmaceuticals, Inc. (a)	2,200	7,744
ArQule, Inc. (a)	300	1,911
Array BioPharma, Inc. (a)	20,500	75,850
BioCryst Pharmaceuticals, Inc. (a)	3,400	25,840
Celldex Therapeutics, Inc. (a)	500	4,085
Cubist Pharmaceuticals, Inc. (a)	200	4,484
Exact Sciences Corporation (a)	4,300	19,092
Exelixis, Inc. (a)	600	3,468
Geron Corporation (a)	9,800	57,134

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 12.3% (Continued)
Biotechnology - 2.4% (Continued)
Immunomedics, Inc. (a)	1,500	$5,250
Incyte Corporation (a)	600	8,052
Isis Pharmaceuticals, Inc. (a)	1,500	16,125
Keryx Biopharmaceuticals, Inc. (a)	8,900	50,018
MannKind Corporation (a)	3,600	25,020
Onyx Pharmaceuticals, Inc. (a)	100	2,887
Orexigen Therapeutics, Inc. (a)	1,500	10,170
PDL BioPharma, Inc. (a)	5,100	29,682
Pharmacyclics, Inc. (a)	2,800	21,252
Protalix BioTherapeutics, Inc. (a)	7,900	53,483
Rexahn Pharmaceuticals, Inc. (a)	10,516	20,927
Savient Pharmaceuticals, Inc. (a)	200	2,900
SIGA Technologies, Inc. (a)	15,500	106,485
Spectrum Pharmaceuticals, Inc. (a)	2,200	11,352
Targacept, Inc. (a)	1,013	24,109
Vanda Pharmaceuticals, Inc. (a)	4,500	37,665
ZIOPHARM Oncology, Inc. (a)	4,200	24,864
ZymoGenetics, Inc. (a)	8,000	47,520
		796,190
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	3,000	50,940
Alphatec Holdings, Inc. (a)	3,087	20,621
ATS Medical, Inc. (a)	19,900	79,401
CryoLife, Inc. (a)	8,200	50,102
ev3, Inc. (a)	600	11,478
Greatbatch, Inc. (a)	2,700	60,318
Invacare Corporation	1,800	47,574
Medical Action Industries, Inc. (a)	3,600	42,732
Meridian Bioscience, Inc.	3,000	59,970
Quidel Corporation (a)	4,200	61,908
RTI Biologics, Inc. (a)	23,500	90,005
SenoRx, Inc. (a)	2,188	21,530
Sirona Dental Systems, Inc. (a)	2,400	100,056
STERIS Corporation	3,100	103,168
Teleflex, Inc.	1,700	104,244
TomoTherapy, Inc. (a)	7,900	30,731
Wright Medical Group, Inc. (a)	3,400	63,852
		998,630
Health Care Providers & Services - 4.5%
Alliance HealthCare Services, Inc. (a)	12,100	64,856
Almost Family, Inc. (a)	2,400	101,664
AMERIGROUP Corporation (a)	200	7,248
AmSurg Corporation (a)	4,482	92,867
Chindex International, Inc. (a)	5,700	72,048
Clarient, Inc. (a)	16,000	48,320
Community Health Systems, Inc. (a)	2,100	85,806
Continucare Corporation (a)	15,206	50,940
Emergency Medical Services Corporation (a)	400	21,152
Ensign Group, Inc. (The)	1,800	31,248

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 12.3% (Continued)
Health Care Providers & Services - 4.5% (Continued)
Health Net, Inc. (a)	4,500	$99,090
HealthSpring, Inc. (a)	1,500	26,400
inVentiv Health, Inc. (a)	4,184	96,358
LifePoint Hospitals, Inc. (a)	1,900	72,542
Magellan Health Services, Inc. (a)	1,000	42,210
Metropolitan Health Networks, Inc. (a)	18,900	58,401
National Healthcare Corporation	920	32,531
Odyssey HealthCare, Inc. (a)	3,400	70,822
Owens & Minor, Inc.	2,900	91,205
Providence Service Corporation (The) (a)	2,928	48,634
PSS World Medical, Inc. (a)	160	3,749
Res-Care, Inc. (a)	9,925	115,527
Sun Healthcare Group, Inc. (a)	5,700	50,958
Tenet Healthcare Corporation (a)	300	1,875
Universal American Corporation (a)	1,300	19,955
Universal Health Services, Inc. - Class B	1,100	40,832
		1,447,238
Health Care Technology - 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,900	98,833
athenahealth, Inc. (a)	100	2,902
Omnicell, Inc. (a)	3,400	45,390
Phase Forward, Inc. (a)	4,700	79,007
		226,132
Life Sciences Tools & Services - 0.8%
Bruker Corporation (a)	6,700	102,443
Cambrex Corporation (a)	13,389	58,778
Pharmaceutical Product Development, Inc.	1,182	32,505
Sequenom, Inc. (a)	5,600	34,720
Techne Corporation	300	19,875
		248,321
Pharmaceuticals - 0.8%
Acura Pharmaceuticals, Inc. (a)	5,324	19,592
Endo Pharmaceuticals Holdings, Inc. (a)	200	4,380
Impax Laboratories, Inc. (a)	1,100	19,910
King Pharmaceuticals, Inc. (a)	300	2,940
Medicines Company (The) (a)	700	5,138
Nektar Therapeutics (a)	4,000	55,840
Questcor Pharmaceuticals, Inc. (a)	200	1,948
Repros Therapeutics, Inc. (a)	400	340
Salix Pharmaceuticals Ltd. (a)	300	12,060
Santarus, Inc. (a)	7,900	25,912
SuperGen, Inc. (a)	1,300	3,835
ViroPharma, Inc. (a)	8,100	103,032
XenoPort, Inc. (a)	200	2,080
		257,007
Industrials - 14.4%
Aerospace & Defense - 1.8%
AeroVironment, Inc. (a)	300	7,854

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 14.4% (Continued)
Aerospace & Defense - 1.8% (Continued)
BE Aerospace, Inc. (a)	3,300	$98,043
Cubic Corporation	400	14,924
Ducommun, Inc.	3,500	80,115
DynCorp International, Inc. - Class A (a)	100	1,720
Esterline Technologies Corporation (a)	1,100	61,358
GenCorp, Inc. (a)	19,483	121,184
Taser International, Inc. (a)	9,800	46,354
Teledyne Technologies, Inc. (a)	1,400	61,040
TransDigm Group, Inc. (a)	100	5,527
Triumph Group, Inc.	1,200	93,072
		591,191
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	19,600	107,800
Pacer International, Inc. (a)	14,900	98,936
UTi Worldwide, Inc.	1,300	20,605
		227,341
Airlines - 2.4%
AirTran Holdings, Inc. (a)	15,900	83,952
AMR Corporation (a)	14,500	107,010
Continental Airlines, Inc. - Class B (a)	4,000	89,400
Copa Holdings, S.A. - Class A	800	45,344
Hawaiian Holdings, Inc. (a)	10,900	77,390
JetBlue Airways Corporation (a)	13,500	75,465
Pinnacle Airlines Corporation (a)	5,810	42,471
Republic Airways Holdings, Inc. (a)	4,200	26,292
SkyWest, Inc.	3,700	55,426
UAL Corporation (a)	3,900	84,162
US Airways Group, Inc. (a)	14,100	99,687
		786,599
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	100	4,355
Insteel Industries, Inc.	7,603	93,213
Quanex Building Products Corporation	2,000	38,000
USG Corporation (a)	500	11,800
		147,368
Commercial Services & Supplies - 2.4%
ATC Technology Corporation (a)	1,900	38,836
Bowne & Company, Inc.	5,400	60,372
Brink's Company (The)	2,200	58,586
Copart, Inc. (a)	1,000	35,690
Cornell Companies, Inc. (a)	3,000	82,500
Corrections Corporation of America (a)	2,700	55,944
Covanta Holding Corporation (a)	5,600	97,888
EnerNOC, Inc. (a)	200	5,816
Fuel Tech, Inc. (a)	7,500	56,325
Interface, Inc. - Class A	1,600	20,928
M&F Worldwide Corporation (a)	1,100	33,726
Metalico, Inc. (a)	40	264

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 14.4% (Continued)
Commercial Services & Supplies - 2.4% (Continued)
PRGX Global, Inc. (a)	3,600	$24,336
Protection One, Inc. (a)	6,413	99,209
Schawk, Inc.	1,000	18,950
Standard Parking Corporation (a)	1,176	19,863
Steelcase, Inc. - Class A	3,100	25,451
Waste Services, Inc. (a)	3,300	37,092
		771,776
Construction & Engineering - 0.2%
AECOM Technology Corporation (a)	400	12,028
Argan, Inc. (a)	1,050	11,928
Great Lakes Dredge & Dock Company	10,300	55,826
		79,782
Electrical Equipment - 0.8%
A123 Systems, Inc. (a)	20	249
A-Power Energy Generation Systems Ltd. (a)	5,700	59,793
Canadian Solar, Inc. (a)	300	5,196
Ener1, Inc. (a)	12,700	52,832
Energy Conversion Devices, Inc. (a)	2,300	16,376
Evergreen Solar, Inc. (a)	3,100	3,472
Fushi Copperweld, Inc. (a)	4,600	50,876
GrafTech International Ltd. (a)	600	10,116
Regal-Beloit Corporation	800	50,616
SunPower Corporation - Class A (a)	100	1,655
		251,181
Machinery - 2.4%
Alamo Group, Inc.	3,555	83,756
China Fire & Security Group, Inc. (a)	400	5,472
China Yuchai International Ltd.	2,500	52,750
CIRCOR International, Inc.	600	20,676
Crane Company	600	21,564
Dynamic Materials Corporation	3,200	57,472
Force Protection, Inc. (a)	4,800	25,680
Gardner Denver, Inc.	700	35,203
Harsco Corporation	400	12,384
IDEX Corporation	800	26,880
Lydall, Inc. (a)	7,000	56,420
Manitowoc Company, Inc. (The)	700	9,807
Mueller Water Products, Inc. - Class A	10,187	57,047
NACCO Industries, Inc. - Class A	950	82,593
Sauer-Danfoss, Inc. (a)	2,300	37,375
SmartHeat, Inc. (a)	100	839
Snap-on, Inc.	1,600	77,088
Timken Company	800	28,144
Titan International, Inc.	200	2,482
Twin Disc, Inc.	2,667	37,658
WABCO Holdings, Inc. (a)	900	29,871
		761,161

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 14.4% (Continued)
Marine - 0.5%
Diana Shipping, Inc. (a)	600	$9,192
Eagle Bulk Shipping, Inc. (a)	1,400	8,106
Excel Maritime Carriers Ltd. (a)	11,440	81,453
Horizon Lines, Inc.	2,165	11,842
International Shipholding Corporation	400	12,136
Seaspan Corporation	1,800	21,078
TBS International PLC - Class A (a)	3,700	29,896
		173,703
Professional Services - 0.7%
Acacia Research Corporation (a)	6,012	89,459
Administaff, Inc.	300	6,642
Hill International, Inc. (a)	3,100	19,902
ICF International, Inc. (a)	1,400	32,424
IHS, Inc. - Class A (a)	500	25,335
Kforce, Inc. (a)	1,400	19,446
Navigant Consulting, Inc. (a)	1,600	20,608
VSE Corporation	500	20,095
		233,911
Road & Rail - 0.9%
AMERCO (a)	1,200	74,940
Marten Transport Ltd. (a)	900	19,665
PAM Transportation Services, Inc. (a)	1	16
Quality Distribution, Inc. (a)	2,850	19,950
Ryder System, Inc.	1,800	83,736
YRC Worldwide, Inc. (a)	176,801	98,425
		296,732
Trading Companies & Distributors - 1.0%
Aircastle Ltd.	6,680	80,227
Applied Industrial Technologies, Inc.	2,200	67,716
CAI International, Inc. (a)	1,591	21,653
Textainer Group Holdings Ltd.	900	20,664
United Rentals, Inc. (a)	7,700	110,572
WESCO International, Inc. (a)	200	8,124
		308,956
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	800	20,992

Information Technology - 22.0%
Communications Equipment - 3.0%
Acme Packet, Inc. (a)	4,800	125,472
ADC Telecommunications, Inc. (a)	1,300	10,413
Aruba Networks, Inc. (a)	600	7,536
BigBand Networks, Inc. (a)	14,180	46,794
Blue Coat Systems, Inc. (a)	2,000	65,060
Brocade Communications Systems, Inc. (a)	19,680	127,723
Ciena Corporation (a)	300	5,547
Hughes Communications, Inc. (a)	1,800	50,220
Infinera Corporation (a)	4,400	40,260

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 22.0% (Continued)
Communications Equipment - 3.0% (Continued)
InterDigital, Inc. (a)	2,900	$80,243
NETGEAR, Inc. (a)	560	15,154
Radware Ltd. (a)	200	3,958
Riverbed Technology, Inc. (a)	2,700	83,673
Sierra Wireless, Inc. (a)	200	1,608
Sonus Networks, Inc. (a)	43,600	112,924
Symmetricom, Inc. (a)	7,200	47,736
Tellabs, Inc.	8,100	73,548
ViaSat, Inc. (a)	2,200	77,990
		975,859
Computers & Peripherals - 2.1%
Compellent Technologies, Inc. (a)	6,500	81,705
Cray, Inc. (a)	8,100	54,756
Hutchinson Technology, Inc. (a)	12,400	75,516
Hypercom Corporation (a)	21,600	89,640
Imation Corporation (a)	5,600	60,704
Isilon Systems, Inc. (a)	6,500	84,370
Lexmark International, Inc. - Class A (a)	3,400	125,970
NCR Corporation (a)	1,300	17,108
Quantum Corporation (a)	16,000	46,400
Silicon Graphics International Corporation (a)	700	6,923
Super Micro Computer, Inc. (a)	1,100	15,598
Xyratex Ltd. (a)	300	5,280
		663,970
Electronic Equipment, Instruments & Components - 2.8%
AVX Corporation	5,950	91,927
Brightpoint, Inc. (a)	8,156	65,982
Checkpoint Systems, Inc. (a)	900	20,331
China Security & Surveillance Technology, Inc. (a)	2,400	14,280
Cogent, Inc. (a)	3,400	35,190
Coherent, Inc. (a)	2,000	75,140
CPI International, Inc. (a)	3,920	52,645
Echelon Corporation (a)	800	7,560
Gerber Scientific, Inc. (a)	6,885	49,572
L-1 Identity Solutions, Inc. (a)	6,195	53,711
Littelfuse, Inc. (a)	1,700	71,791
Multi-Fineline Electronix, Inc. (a)	900	23,328
OSI Systems, Inc. (a)	400	10,416
Power-One, Inc. (a)	15,000	117,900
Richardson Electronics Ltd.	11,800	135,582
Rofin-Sinar Technologies, Inc. (a)	200	5,312
Sanmina-SCI Corporation (a)	400	7,132
Vishay Intertechnology, Inc. (a)	6,800	70,788
Zygo Corporation (a)	1,246	11,775
		920,362
Internet Software & Services - 2.2%
AOL, Inc. (a)	3,800	88,768
comScore, Inc. (a)	4,900	88,935
EarthLink, Inc.	200	1,804

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 22.0% (Continued)
Internet Software & Services - 2.2% (Continued)
GigaMedia Ltd. (a)	500	$1,505
GSI Commerce, Inc. (a)	100	2,725
IAC/InterActiveCorporation (a)	2,800	62,776
Internap Network Services Corporation (a)	14,100	81,498
Limelight Networks, Inc. (a)	5,000	20,100
LivePerson, Inc. (a)	2,700	22,302
MercadoLibre, Inc. (a)	80	4,034
Monster Worldwide, Inc. (a)	900	15,687
Rackspace Hosting, Inc. (a)	900	16,155
RADVision Ltd. (a)	4,600	29,394
SAVVIS, Inc. (a)	4,200	73,920
SINA Corporation (a)	400	14,680
Sohu.com, Inc. (a)	200	9,630
Travelzoo, Inc. (a)	4,699	93,698
Zix Corporation (a)	31,000	76,260
		703,871
IT Services - 2.0%
Acxiom Corporation (a)	5,586	106,581
Broadridge Financial Solutions, Inc.	2,100	50,001
CACI International, Inc. - Class A (a)	200	9,486
ExlService Holdings, Inc. (a)	1,000	15,920
Global Cash Access Holdings, Inc. (a)	6,200	53,816
iGATE Corporation	1,700	21,046
infoGROUP, Inc. (a)	2,500	20,025
Integral Systems, Inc. (a)	8,312	72,481
Mantech International Corporation - Class A (a)	1,700	76,551
MAXIMUS, Inc.	1,100	68,101
Sapient Corporation (a)	3,400	34,782
Syntel, Inc.	500	18,060
Total System Services, Inc.	5,800	92,858
VeriFone Holdings, Inc. (a)	100	1,903
		641,611
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Energy Industries, Inc. (a)	1,300	19,136
Amkor Technology, Inc. (a)	11,035	83,204
Atmel Corporation (a)	7,000	38,080
ATMI, Inc. (a)	5,100	92,463
Cabot Microelectronics Corporation (a)	1,700	65,212
Cavium Networks, Inc. (a)	100	2,761
CEVA, Inc. (a)	1,600	19,584
Conexant Systems, Inc. (a)	15,500	47,275
Cymer, Inc. (a)	100	3,415
Cypress Semiconductor Corporation (a)	3,300	42,537
DSP Group, Inc. (a)	3,100	25,327
Entegris, Inc. (a)	13,550	83,874
EZchip Semiconductor Ltd. (a)	75	1,460
Fairchild Semiconductor International, Inc. (a)	8,300	93,126
GSI Technology, Inc. (a)	2,900	18,763
Hittite Microwave Corporation (a)	300	15,384

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 22.0% (Continued)
Semiconductors & Semiconductor Equipment - 6.0% (Continued)
Integrated Device Technology, Inc. (a)	2,980	$19,698
Integrated Silicon Solution, Inc. (a)	8,950	110,354
International Rectifier Corporation (a)	3,200	73,664
Kopin Corporation (a)	5,200	21,892
Kulicke & Soffa Industries, Inc. (a)	8,900	72,980
Lattice Semiconductor Corporation (a)	26,800	141,236
Mellanox Technologies Ltd. (a)	100	2,480
Monolithic Power Systems, Inc. (a)	500	12,325
Novellus Systems, Inc. (a)	300	7,860
OmniVision Technologies, Inc. (a)	5,945	104,394
Photronics, Inc. (a)	9,800	53,410
PMC-Sierra, Inc. (a)	650	5,752
Rambus, Inc. (a)	600	14,478
RF Micro Devices, Inc. (a)	7,900	44,398
Semtech Corporation (a)	8,400	152,460
Sigma Designs, Inc. (a)	2,800	33,208
Silicon Image, Inc. (a)	21,400	79,608
Silicon Laboratories, Inc. (a)	100	4,835
Skyworks Solutions, Inc. (a)	500	8,420
Standard Microsystems Corporation (a)	2,953	75,833
Teradyne, Inc. (a)	300	3,669
Tessera Technologies, Inc. (a)	300	6,084
TriQuint Semiconductor, Inc. (a)	4,000	30,160
Ultratech, Inc. (a)	500	7,345
Varian Semiconductor Equipment Associates, Inc. (a)	2,300	75,762
Veeco Instruments, Inc. (a)	1,700	74,783
Verigy Ltd. (a)	600	7,164
Volterra Semiconductor Corporation (a)	1,200	28,752
		1,924,605
Software - 3.9%
AsiaInfo Holdings, Inc. (a)	2,200	62,502
Blackboard, Inc. (a)	100	4,255
Cadence Design Systems, Inc. (a)	1,400	10,444
China TransInfo Technology Corporation (a)	12,700	88,900
Compuware Corporation (a)	2,900	24,940
Concur Technologies, Inc. (a)	200	8,382
Double-Take Software, Inc. (a)	5,204	55,943
Ebix, Inc. (a)	100	1,627
EPIQ Systems, Inc. (a)	3,100	37,355
Guidance Software, Inc. (a)	1,300	7,644
Informatica Corporation (a)	3,700	92,537
Kenexa Corporation (a)	6,200	93,062
Lawson Software, Inc. (a)	17,200	133,472
Monotype Imaging Holdings, Inc. (a)	2,000	20,880
Novell, Inc. (a)	18,400	103,224
OPNET Technologies, Inc.	4,400	70,664
Progress Software Corporation (a)	4,000	129,000
Renaissance Learning, Inc.	1,304	18,530
SolarWinds, Inc. (a)	200	3,712

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 22.0% (Continued)
Software - 3.9% (Continued)
SonicWALL, Inc. (a)	1,900	$19,247
Synchronoss Technologies, Inc. (a)	2,900	59,247
Take-Two Interactive Software, Inc. (a)	9,800	106,526
THQ, Inc. (a)	10,200	77,520
TIBCO Software, Inc. (a)	1,800	20,520
VirnetX Holding Corporation (a)	2,800	14,980
Websense, Inc. (a)	200	4,554
		1,269,667
Materials - 5.0%
Chemicals - 2.3%
Cabot Corporation	600	19,524
Calgon Carbon Corporation (a)	3,500	54,250
China Agritech, Inc. (a)	200	3,306
Cytec Industries, Inc.	1,900	91,314
Ferro Corporation (a)	7,117	77,718
Flotek Industries, Inc. (a)	42,598	86,474
Huntsman Corporation	1,900	21,679
Innospec, Inc. (a)	3,869	51,496
Intrepid Potash, Inc. (a)	300	7,878
KMG Chemicals, Inc.	4,800	88,512
Minerals Technologies, Inc.	600	34,620
Penford Corporation (a)	7,454	68,950
Rockwood Holdings, Inc. (a)	1,000	29,940
RPM International, Inc.	900	19,872
Senomyx, Inc. (a)	5,278	22,537
Valspar Corporation (The)	1,900	59,508
W.R. Grace & Company (a)	200	5,778
		743,356
Containers & Packaging - 0.8%
Boise, Inc. (a)	900	6,201
BWAY Holding Company (a)	1,000	19,780
Graphic Packaging Holding Company (a)	15,600	57,564
Packaging Corporation of America	1,000	24,730
Sealed Air Corporation	5,300	113,950
Sonoco Products Company	600	19,878
Temple-Inland, Inc.	900	20,988
		263,091
Metals & Mining - 1.2%
Gammon Gold, Inc. (a)	400	2,968
Golden Star Resources Ltd. (a)	3,800	17,214
Hecla Mining Company (a)	19,691	117,555
Minefinders Corporation Ltd. (a)	7	71
North American Palladium Ltd. (a)	18,600	86,490
Royal Gold, Inc.	200	10,236
Seabridge Gold, Inc. (a)	300	10,182
Silver Standard Resources, Inc. (a)	100	2,051
Silvercorp Metals, Inc.	2,200	18,106
Sutor Technology Group Ltd. (a)	13,800	37,950
Taseko Mines Ltd. (a)	6,000	34,080

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 5.0% (Continued)
Metals & Mining - 1.2% (Continued)
Thompson Creek Metals Company, Inc. (a)	300	$3,846
Titanium Metals Corporation (a)	500	7,710
U.S. Energy Corporation (a)	6,445	39,443
Worthington Industries, Inc.	95	1,517
		389,419
Paper & Forest Products - 0.7%
Domtar Corporation (a)	800	56,672
KapStone Paper and Packaging Corporation (a)	5,900	76,110
Louisiana-Pacific Corporation (a)	2,350	27,636
Verso Paper Corporation (a)	12,600	66,024
		226,442
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.4%
AboveNet, Inc. (a)	400	20,216
Atlantic Tele-Network, Inc.	300	16,554
Frontier Communications Corporation	300	2,388
Global Crossing Ltd. (a)	1,151	17,093
IDT Corporation - Class B (a)	2,419	23,972
Level 3 Communications, Inc. (a)	4,900	7,644
PAETEC Holding Corporation (a)	5,700	28,386
SureWest Communications (a)	1,392	11,971
		128,224
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (a)	8,900	67,907
Syniverse Holdings, Inc. (a)	1,000	20,080
		87,987
Utilities - 1.8%
Electric Utilities - 0.6%
NV Energy, Inc.	8,500	106,165
Portland General Electric Company	1,000	19,880
Westar Energy, Inc.	3,500	82,915
		208,960
Gas Utilities - 1.0%
AGL Resources, Inc.	601	23,745
Atmos Energy Corporation	2,600	76,908
Energen Corporation	2,300	112,401
Southwest Gas Corporation	600	18,660
UGI Corporation	3,500	96,215
		327,929
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	10,100	13,433
Mirant Corporation (a)	3,100	36,146
RRI Energy, Inc. (a)	2,300	9,361
		58,940

Total Common Stocks (Cost $29,259,001)		$31,857,274

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.7%	Shares	Value
UMB Money Market Fiduciary, 0.03% (b) (Cost $1,194,599)	1,194,599	$1,194,599

Total Investments at Value - 102.3% (Cost $30,453,600)		$33,051,873

Liabilities in Excess of Other Assets - (2.3%)		(737,352)

Net Assets - 100.0%		$32,314,521

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S Eiben
Larry S. Eiben President
Date	June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President
Date	June 25, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	June 25, 2010

* Print the name and title of each signing officer under his or her signature.